UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2017

Date of reporting period: February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SiM HIGH YIELD OPPORTUNITIES FUND

Investments in high-yield securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks.

SOUND POINT FLOATING RATE INCOME FUND

The Fund’s investments in high-yield securities, including loans, restricted securities and floating rate securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. In addition, loans are subject to the risk that the Fund may not be able to obtain the collateral securing the loan in a timely manner, and the value of the collateral may not cover the amount owed on the loan.

Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	February 28, 2017

President’s Message

Dear Shareholders,

In the weeks ahead of the U.S. presidential election on November 8, 2016, uncertainty about the outcome caused many investors to stay on the sidelines. Some investors questioned whether the election’s result would have negative consequences for their portfolios, although elections have rarely had a lasting effect on the market.

Following the election, the markets responded positively to aspects of the incoming administration’s proposed plans for economic growth; i.e., repatriating jobs from overseas, relaxing regulations, lowering taxes and increasing infrastructure spending. From Election Day 2016 to Inauguration Day 2017, the S&P 500 Index – a broad measure of the performance of large U.S. companies – climbed approximately 6%. From Inauguration Day to February 28, it gained approximately 4%.

Economists anticipated the Federal Reserve would increase the federal funds rate – perhaps as early as mid-March. The Federal Open Market Committee’s confidence in the improving U.S. economy was exhibited in December 2016 when short-term interest rates increased by 0.25% to a range of 0.50% to 0.75%. It was the second increase since 2008; the first increase occurred in December 2015.

For the six-month period that ended February 28, 2017, the Dow Jones Industrial Average, which follows the performance of 30 significant stocks trading on the New York Stock Exchange and The NASDAQ Stock Market, gained 14.51%; and the S&P 500 Index, a domestic equity bellwether, grew 10.01%. In contrast, during the same period, the Bloomberg Barclays U.S. Aggregate Index, a benchmark for domestic corporate and government bonds, returned -2.19%; the Bank of America Merrill Lynch U.S. High Yield Master II Index, which represents domestic, below-investment-grade corporate debt, returned 5.54%; and the Credit Suisse Leveraged Loan Index, which represents the U.S.denominated, leveraged-loan market, returned 4.30%.

For the 6 months ended February 28, 2017:

•	American Beacon SiM High Yield Opportunities Fund (Investor Class) returned 5.55%.

•	American Beacon Sound Point Floating Rate Income Fund (Investor Class) returned 3.86%.

At American Beacon Advisors, we are proud to offer a broad range of global equity and fixed-income funds sub-advised by experienced asset managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our shareholders meet their long-term financial goals.

Thank you for your continued interest in American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards, Gene L. Needles, Jr. President, American Beacon Funds

1

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 28, 2017 (Unaudited)

The Investor Class of the American Beacon SiM High Yield Opportunities Fund (the “Fund”) returned 5.55% for the six months ended February 28, 2017. The Fund outperformed the Bank of America Merrill Lynch U.S. High Yield Master II Index (the “Index”) return of 5.54% for the same period.

Total Returns for the Period ended February 28, 2017

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception 2/14/2011
Institutional Class (1,2,4)	SHOIX	5.58%	19.87%	5.05%	7.70%	7.42%
Y Class (1,2,4)	SHOYX	5.67%	19.95%	5.01%	7.63%	7.32%
Investor Class (1,2,4)	SHYPX	5.55%	19.57%	4.72%	7.37%	7.01%
A without Sales Charge (1,2,4)	SHOAX	5.50%	19.43%	4.67%	7.24%	6.93%
A with Sales Charge (1,2,4)	SHOAX	0.52%	13.77%	3.00%	6.21%	6.07%
C without Sales Charge (1,2,4)	SHOCX	5.11%	18.63%	3.90%	6.47%	6.17%
C with Sales Charge (1,2,4)	SHOCX	4.11%	17.63%	3.90%	6.47%	6.17%
BofA Merrill Lynch U.S. High Yield Master II Index (3)		5.54%	22.30%	4.78%	6.87%	6.79%

*	Not Annualized.
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	A portion of the fees charged to the Institutional Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than actual returns shown. A portion of the fees charged to the Investor Class of the Fund was waived in 2011 and 2012 and partially recovered in 2013 and 2016. Performance prior to waiving fees was lower than actual returns shown in 2011 and 2012. A portion of the fees charged to the A, and C Classes of the Fund was waived from 2011 through 2014 and partially recovered in 2015 and 2016. Performance prior to waiving fees was lower than the actual returns shown from 2011 through 2014. A portion of the fees charged to the Y Class of the Fund was waived from 2011 through 2013, partially recovered in 2015 and waived in 2016. Performance prior to waving fees was lower than actual returns shown from 2011 through 2013 and in 2016.
3.	The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of U.S. dollar-denominated below-investment-grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below-investment-grade rating and an investment-grade rated country of risk. In addition, qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $100 million. Defaulted securities and securities eligible for the dividends-received deduction are excluded from the Index. One cannot directly invest in an index.
4.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.92%, 0.92%, 1.18%, 1.24%, and 1.98%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

From a sector selection perspective, the Fund’s Energy, Finance, and Consumer sector holdings added to the Fund’s outperformance. On the other hand, issue selection within the Fund’s Service and Manufacturing sectors detracted from relative returns.

From a sector allocation standpoint, overweighting the Consumer sector detracted from Fund performance. Conversely, an overweight to the Energy sector contributed positively to relative returns.

From a credit quality selection perspective, the Fund’s relative performance was hindered by poor security selection in the CCC-rated credit category. This was partially offset by positive issue selection within the below C-rated and BB-rated credit categories, which were additive to Fund performance.

From a credit quality allocation standpoint, the Fund’s underweight to the BB-rated and overweight to the CCC-rated credit categories contributed positively to the Fund’s relative performance. In contrast, null weighting the CC-rated credit category detracted from the Fund’s returns.

2

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 28, 2017 (Unaudited)

The Fund has the flexibility to utilize derivative instruments and will do so to enhance return, hedge risk, manage liquidity, or to gain efficient exposure to an asset class. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage. During the period, the Fund experienced gains from the use of derivatives.

The sub-advisor’s investment process of identifying long-term secular themes and seeking out of favor sectors through bottom-up fundamental research remains in place.

Top Ten Holdings (% Net Assets)
MEG Energy Corp., 7.00%, Due 3/31/2024, 144A		2.5
Northern Blizzard Resources, Inc., 7.25%, Due 2/1/2022, 144A		2.2
Simmons Foods, Inc., 7.875%, Due 10/1/2021, 144A		2.0
Kissner Holdings LP / Kissner Milling Co. Ltd / BSC Holding Inc / Kissner USA, 8.375%, Due 12/1/2022, 144A		1.9
Ithaca Energy, Inc., 8.125%, Due 7/1/2019, 144A		1.9
Tenet Healthcare Corp., 4.50%, Due 4/1/21		1.8
DaVita HealthCare Partners, Inc., 5.00%, Due 5/1/2025		1.8
Acadia Healthcare Co., Inc., 5.125%, Due 7/1/2022		1.7
Manitowoc Foodservice, Inc., 9.50%, Due 2/15/2024		1.7
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, Due 5/15/2023, 144A		1.6
Total Fund Holdings	96

Sector Allocation (% Investments)
Service		35.5
Manufacturing		25.2
Energy		17.2
Consumer		10.2
Transportation		3.3
Utilities		2.7
Financials		2.6
Telecommunications		1.2
Foreign Sovereign		1.1
Information Technology		0.5
Real Estate		0.3

Country Allocation (% Equities)
United States		69.8
Canada		15.2
United Kingdom		4.5
Luxembourg		3.4
Bermuda		2.9
Netherlands		1.4
Mexico		1.3
Greece		0.5
Brazil		0.4
Marshall Islands		0.3
Norway		0.2
Spain		0.1

S&P credit ratings for long-term obligations (or issuers thereof) are AAA, AA, A, BBB, BB, B, CCC, CC, C, and D in decreasing order. For example, obligations rated AAA are judged to be of the highest quality, BBB to be of medium grade, CCC are judged to be speculative and obligations rated D are in default. Obligations rated in one of the four highest categories are considered to be investment grade while all other ratings are considered non-investment grade.

3

American Beacon Sound Point Floating Rate Income FundSM

Performance Overview

February 28, 2017 (Unaudited)

The Investor Class of the American Beacon Sound Point Floating Rate Income Fund (the “Fund”) returned 3.86% for the six months ended February 28, 2017. The Fund underperformed the Credit Suisse Leveraged Loan Index (the “Index”) return of 4.30% for the same period.

Total Returns for the Period ended February 28, 2017

	Ticker	6 Months*	1 Year	3 Years	Since Inception
Institutional Class (1,2,6)	SPFLX	3.97%	9.19%	5.50%	6.44%
Y Class (1,2,3,6)	SPFYX	3.92%	9.11%	5.39%	6.37%
Investor Class (1,2,3,6)	SPFPX	3.86%	8.90%	5.30%	6.30%
A without Sales Charge (1,2,3,6)	SOUAX	3.75%	8.75%	5.26%	6.27%
A with Sales Charge (1,2,3,6)	SOUAX	1.17%	5.99%	4.37%	5.63%
C without Sales Charge (1,2,3,6)	SOUCX	3.46%	8.04%	4.97%	6.06%
C with Sales Charge (1,2,3,6)	SOUCX	2.46%	7.04%	4.97%	6.06%
SP Class (1,2,4,6)	SPFRX	3.84%	8.91%	5.23%	6.25%
Credit Suisse Leveraged Loan Index (5)		4.30%	12.55%	3.82%	4.54%

*	Not annualized.
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown.
3.	Fund performance represents the returns achieved by the Institutional Class from 12/3/12 up to 12/11/15, the inception date of the Y, Investor, A, and C Classes, and the returns of each Class since its inception. Expenses of the Institutional Class are lower than the other Classes. Therefore, total returns shown may be higher than they would have been had each Class been in existence since 12/3/12.
4.	Fund performance represents the returns achieved by the Institutional Class from 12/3/12 up to 5/30/14, the inception date of the SP Class, and the returns of the SP Class since its inception. Expenses of the Institutional Class are lower than the SP Class. Therefore, total returns shown may be higher than they would have been had the SP Class been in existence since 12/3/12.
5.	The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. One cannot directly invest in an index.
6.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C, and SP Class shares was 1.28%, 1.44%, 1.33%, 1.69%, 2.57%, and 1.51%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s underweight position in the commodity-sensitive sectors, primarily Energy and Metals/Materials, was the main source of underperformance as those sectors significantly outperformed the broader market. Stabilization in commodity prices during 2016 allowed the sectors to recover following a two-year correction, and an improved economic outlook gave investors confidence going forward. The Fund has been underweight these sectors since late-2014 when commodity prices first started deteriorating. The Fund’s significant outperformance in 2014 and 2015 was due to that positioning. In 2016, however, when the commodity markets turned, the Fund began to underperform.

The sub-advisor’s strategy seeks to avoid highly-leveraged, cyclical sectors (such as energy, mining, retail, and lodging) as they inevitably experience volatile corrections. Likewise, the strategy also avoids overly-hyped sectors (such as that which Health Care recently experienced) as market valuations became unattractive.

Also during the six-month period ended February 28, 2017, the Fund’s total assets increased from $110 million to $543 million as investors were encouraged by the floating-rate nature of the Fund and its incremental

4

American Beacon Sound Point Floating Rate Income FundSM

Performance Overview

February 28, 2017 (Unaudited)

yield. During this time, a significant amount of assets was invested in new holdings, and a portion was held in cash to help provide liquidity, if needed. These factors detracted slightly from returns as nearly all sectors of the bank loan market were positive during the period.

Top Ten Holdings (% Net Assets)
Change Healthcare Holdings, Inc., Term Loan B8, 3.75%, Due 2/8/2024		1.8
Interior Logic Group, Inc., 2017 Term Loan B, 7.00%, Due 2/27/2024		1.4
DTI Holdco, Inc., 2016 Term Loan B, 1.00%, Due 9/21/2023		1.3
TPF II Power LLC, Syndicated Term Loan B, 5.50%, Due 10/2/2021		1.1
Global Tel Link Corp., Term Loan, 5.00%, Due 5/23/2020		1.1
Freedom Mortgage Corp., First Lien Term Loan B, VR, 6.50%, Due 2/16/2022		1.1
Confie Seguros Holding II Co., First Lien Term Loan B, VR, 5.75%, Due 4/19/2022		1.1
Blackboard, Inc., First Lien Term Loan B4, VR, 6.023%, Due 6/30/2021		0.9
Worldwide Express Operations LLC, First Lien Term Loan, VR, 5.53%, Due 1/31/2024		0.9
Greenway Medical Technologies, Inc., 2017 First Lien Term Loan, VR, 5.75%, Due 2/14/2024		0.9
Total Fund Holdings	264

Sector Weightings (% Investments)
Manufacturing		34.2
Service		31.4
Financials		13.7
Telecommunications		7.6
Utilities		4.1
Transportation		4.0
Consumer		2.9
Energy		2.1

5

American Beacon Bond FundsSM

Expense Examples

February 28, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The Examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2016 through February 28, 2017.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Institutional and Investor Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional and Investor Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon Bond FundsSM

Expense Examples

February 28, 2017 (Unaudited)

SiM High Yield Opportunities Fund

	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period 9/1/2016-2/28/2017*
Institutional Class
Actual	$1,000.00	$1,055.79	$4.28
Hypothetical**	$1,000.00	$1,020.64	$4.21
Y Class
Actual	$1,000.00	$1,056.70	$4.49
Hypothetical**	$1,000.00	$1,020.45	$4.41
Investor Class
Actual	$1,000.00	$1,055.50	$5.71
Hypothetical**	$1,000.00	$1,019.23	$5.61
A Class
Actual	$1,000.00	$1,055.02	$6.06
Hypothetical**	$1,000.00	$1,018.89	$5.96
C Class
Actual	$1,000.00	$1,051.08	$9.87
Hypothetical**	$1,000.00	$1,015.20	$9.69

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.84%, 0.88%, 1.12%, 1.19%, and 1.94% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Sound Point Floating Rate Income Fund

	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period 9/1/2016-2/28/2017*
Institutional Class
Actual	$1,000.00	$1,039.72	$4.20
Hypothetical**	$1,000.00	$1,020.66	$4.16
Y Class
Actual	$1,000.00	$1,039.17	$4.45
Hypothetical**	$1,000.00	$1,020.41	$4.41
Investor Class
Actual	$1,000.00	$1,038.56	$5.21
Hypothetical**	$1,000.00	$1,019.68	$5.16
A Class
Actual	$1,000.00	$1,037.46	$6.11
Hypothetical**	$1,000.00	$1,018.81	$6.06
C Class
Actual	$1,000.00	$1,034.57	$9.74
Hypothetical**	$1,000.00	$1,015.20	$9.64
SP Class
Actual	$1,000.00	$1,038.45	$5.61
Hypothetical**	$1,000.00	$1,019.29	$5.56

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.83%, 0.88%, 1.03%, 1.21%, 1.93%, and 1.11% for the Institutional, Y, Investor, A, C, and SP Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

7

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 1.75%
ENERGY- 0.78%
Oil & Gas - 0.78%
Granite Oil Corp.	1,040,109	$4,565,454
Northern Blizzard Resources, Inc.	2,023,750	5,119,560

Total Energy		9,685,014

FINANCIALS- 0.24%
Other Finance - 0.24%
Oslo Bors VPS Holdings ASA	269,988	2,995,036

MANUFACTURING- 0.08%
Basic Materials - 0.08%
CVR Partners LP A	198,118	1,028,232

REAL ESTATE- 0.32%
Mortage Real Estate Investment Trusts - 0.32%
Annaly Capital Management, Inc. B	359,000	3,984,900

TRANSPORTATION- 0.33%
Other Transportation - 0.33%
Knot Offshore Partners LP A	183,340	4,042,647

Total Common Stock (Cost $23,531,918)		21,735,829

	Principal Amount*
DOMESTIC BANK LOAN OBLIGATIONS - 0.95% (Cost $11,369,091)
Transportation - 0.95%
Gol Luxco S.A., Term Loan, 6.50%, Due 8/31/2020 H	$11,450,000	11,721,937

DOMESTIC CONVERTIBLE OBLIGATIONS - 0.81% (Cost $9,658,001)
Transportation - 0.81%
Titan Machinery, Inc., 3.75%, Due 5/1/2019	10,770,000	10,069,950

CORPORATE OBLIGATIONS - 89.93%
Consumer - 9.83%
AdvancePierre Foods Holdings, Inc., 5.50%, Due 12/15/2024C	11,400,000	11,599,500
Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, Due 5/1/2022C D	14,347,000	14,382,868
JBS USA LLC / JBS USA Finance, Inc., 5.875%, Due 7/15/2024C D	16,445,000	17,185,025
Kronos Acquisition Holdings, Inc., 9.00%, Due 8/15/2023C	13,570,000	13,858,362
Minerva Luxembourg S.A., 6.50%, Due 9/20/2026C	13,000,000	12,902,500
Post Holdings, Inc., 5.00%, Due 8/15/2026C	17,085,000	16,518,974
Simmons Foods, Inc., 7.875%, Due 10/1/2021C	23,220,000	24,439,050
TreeHouse Foods, Inc., 6.00%, Due 2/15/2024C	10,444,000	10,992,310

		121,878,589

Energy - 15.95%
California Resources Corp.,
5.50%, Due 9/15/2021 M	11,043,000	8,337,465
8.00%, Due 12/15/2022C	10,174,000	8,698,770
CVR Refining LLC / Coffeyville Finance, Inc., 6.50%, Due 11/1/2022 D	11,144,000	11,255,440
Denbury Resources, Inc., 5.50%, Due 5/1/2022	10,250,000	8,456,250
Energen Corp., 7.125%, Due 2/15/2028	5,410,000	5,558,775
Ithaca Energy, Inc., 8.125%, Due 7/1/2019C	22,852,000	23,737,515
MEG Energy Corp., 7.00%, Due 3/31/2024C	34,943,000	31,448,700
Murphy Oil Corp.,
6.875%, Due 8/15/2024	1,799,000	1,925,830
7.05%, Due 5/1/2029	6,150,000	6,595,875
6.125%, Due 12/1/2042	11,166,000	10,496,040
Northern Blizzard Resources, Inc., 7.25%, Due 2/1/2022C	27,347,000	27,483,735

See accompanying notes

8

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Principal Amount*	Fair Value
Energy - 15.95% (continued)
Northern Tier Energy LLC / Northern Tier Finance Corp., 7.125%, Due 11/15/2020D	$13,975,000	$14,516,531
Oasis Petroleum, Inc., 6.875%, Due 1/15/2023	4,033,000	4,088,454
Teine Energy Ltd., 6.875%, Due 9/30/2022C	15,687,000	16,314,480
Whiting Petroleum Corp., 5.75%, Due 3/15/2021	18,975,000	18,880,125

		197,793,985

Finance - 2.29%
DFC Finance Corp., 10.50%, Due 6/16/2020C E	12,145,708	7,651,796
Iron Mountain US Holdings, Inc., 5.375%, Due 6/1/2026C	7,205,000	7,168,975
Tervita Escrow Corp., 7.625%, Due 12/1/2021C	13,000,000	13,585,000

		28,405,771

Information Technology - 0.53%
Leidos, Inc., 5.50%, Due 7/1/2033	6,996,000	6,510,246

Manufacturing - 24.40%
Actuant Corp., 5.625%, Due 6/15/2022	13,285,000	13,700,156
Airxcel, Inc., 8.50%, Due 2/15/2022C	7,650,000	7,879,500
ATS Automation Tooling Systems, Inc., 6.50%, Due 6/15/2023C	15,309,000	15,997,905
Ball Corp., 4.00%, Due 11/15/2023	7,750,000	7,740,313
CBC Ammo LLC / CBC FinCo, Inc., 7.25%, Due 11/15/2021C D	18,518,000	18,286,525
Crown Americas LLC / Crown Americas Capital Corp., IV, 4.50%, Due 1/15/2023D	15,925,000	16,343,031
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, Due 6/15/2023C F	17,915,000	19,169,050
Engility Corp., 8.875%, Due 9/1/2024C	16,705,000	17,957,875
Kissner Holdings LP / Kissner Milling Co. Ltd / BSC Holding Inc / Kissner USA, 8.375%, Due 12/1/2022C F	22,605,000	23,396,175
Leidos, Inc., 7.125%, Due 7/1/2032	10,336,000	11,146,601
LSB Industries, Inc., 8.50%, Due 8/1/2019 I	16,127,000	15,764,143
Manitowoc Foodservice, Inc., 9.50%, Due 2/15/2024	18,221,000	21,068,031
MasTec, Inc., 4.875%, Due 3/15/2023	17,090,000	17,090,000
Microsemi Corp., 9.125%, Due 4/15/2023C	15,305,000	17,639,012
Qorvo, Inc., 7.00%, Due 12/1/2025	15,636,000	17,277,780
Sealed Air Corp., 5.125%, Due 12/1/2024C	7,612,000	7,954,540
Sensata Technologies BV, 4.875%, Due 10/15/2023C	16,705,000	17,059,981
Servicios Corporativos Javer S.A.P. de C.V., 9.875%, Due 4/6/2021C	7,673,000	7,918,536
Techniplas LLC, 10.00%, Due 5/1/2020C D	14,320,000	13,639,800
Titan International, Inc., 6.875%, Due 10/1/2020	15,195,000	15,612,863

		302,641,817

Service - 32.36%
Acadia Healthcare Co., Inc., 5.125%, Due 7/1/2022	21,155,000	21,313,663
Carlson Travel, Inc., 9.50%, Due 12/15/2024C	10,420,000	11,149,400
Churchill Downs, Inc., 5.375%, Due 12/15/2021	8,800,000	9,163,000
Codere Finance 2 Luxembourg S.A., 7.625%, Due 11/1/2021C	15,750,000	15,009,750
Constellis Holdings LLC / Constellis Finance Corp., 9.75%, Due 5/15/2020C D	17,350,000	18,564,500
DaVita HealthCare Partners, Inc., 5.00%, Due 5/1/2025	22,085,000	22,221,706
Envision Healthcare Corp., 5.125%, Due 7/1/2022C	12,750,000	13,052,812
Golden Nugget Escrow, Inc., 8.50%, Due 12/1/2021C	15,980,000	17,058,650
Halyard Health, Inc., 6.25%, Due 10/15/2022	16,935,000	17,527,725
HCA, Inc.,
4.75%, Due 5/1/2023	8,394,000	8,803,208
4.50%, Due 2/15/2027	9,441,000	9,417,398
IHS Markit, Ltd., 5.00%, Due 11/1/2022C	15,819,000	16,629,723
Kindred Healthcare, Inc., 6.375%, Due 4/15/2022	18,659,000	17,236,251
LifePoint Health, Inc., 5.375%, Due 5/1/2024C	17,000,000	17,127,500
Live Nation Entertainment, Inc., 4.875%, Due 11/1/2024C	5,715,000	5,700,713
MGM Resorts International, 7.75%, Due 3/15/2022	14,355,000	16,759,462
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, Due 5/15/2023C D	18,120,000	19,818,750
QVC, Inc., 4.45%, Due 2/15/2025	5,671,000	5,591,804
Select Medical Corp., 6.375%, Due 6/1/2021	16,960,000	17,066,000

See accompanying notes

9

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

		Principal Amount*	Fair Value
Service - 32.36% (continued)
Southern Graphics, Inc., 8.375%, Due 10/15/2020C		$18,015,000	$18,510,413
Station Casinos LLC, 7.50%, Due 3/1/2021D		14,637,000	15,259,073
Tenet Healthcare Corp., 4.50%, Due 4/1/2021		21,892,000	22,165,650
Univision Communications, Inc., 5.125%, Due 2/15/2025C		18,950,000	18,689,437
Viking Cruises Ltd., 8.50%, Due 10/15/2022C		17,680,000	18,475,600
Virgin Media Finance PLC,
6.375%, Due 4/15/2023C G		10,522,000	11,048,100
6.00%, Due 10/15/2024C G		17,100,000	17,976,375

			401,336,663

Telecommunications - 1.16%
CPI International, Inc., 8.75%, Due 2/15/2018		14,225,000	14,402,813

Transportation - 0.75%
Gol Linhas Aereas S.A., 10.75%, Due 2/12/2023C L		5,000,000	4,375,000
Gol LuxCo S.A., 8.50%, Due 7/20/2021C E		1,833,778	1,467,022
United Continental Holdings, Inc., 6.00%, Due 12/1/2020		3,175,000	3,393,281

			9,235,303

Utilities - 2.66%
Energen Corp., 4.625%, Due 9/1/2021		16,599,000	16,557,503
Stoneway Capital Corp., 10.00%, Due 3/1/2027C		16,225,000	16,387,250

			32,944,753

Total Corporate Obligations (Cost $1,086,053,610)			1,115,149,940

FOREIGN CONVERTIBLE OBLIGATIONS - 0.07%
Consumer - 0.07%
Pescanova S.A.,
5.125%, Due 4/20/2017 L M		7,450,000	437,246
8.75%, Due 2/17/2019 L M N		6,600,000	387,359

Total Foreign Convertible Obligations (Cost $10,076,437)			824,605

FOREIGN CORPORATE AND SOVEREIGN OBLIGATIONS - 3.54%
Sovereign – 1.11%
Greece, Hellenic Republic, 3.00%, Due 2/24/2023 I J N	EUR	7,500,000	6,511,390
Mexican Bonos Desarr, 6.50%, Due 6/10/2021	MXN	147,500,000	7,213,526

			13,724,916

Service - 2.04%
Ladbrokes Group Finance PLC, 5.125%, Due 9/8/2023 G N	GBP	9,700,000	11,554,797
William Hill PLC, 4.875%, Due 9/7/2023G N	GBP	10,800,000	13,769,716

			25,324,513

Transportation - 0.39%
Entertainment One Ltd., 6.875%, Due 12/15/2022 C	GBP	3,600,000	4,873,563

Total Foreign Obligations (Cost $46,755,078)			43,922,992

		Shares
SHORT-TERM INVESTMENTS - 0.91% (Cost $11,302,321)
Short-Term Investments - 0.91%
American Beacon U.S. Government Money Market Select Fund, Select Class K		11,302,321	11,302,321

TOTAL INVESTMENTS - 97.96% (Cost $1,198,746,456)			1,214,727,574
OTHER ASSETS, NET OF LIABILITIES - 2.04%			25,314,503

TOTAL NET ASSETS - 100.00%			$1,240,042,077

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

See accompanying notes

10

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

A	MLP - Master Limited Partnership.
B	REIT - Real Estate Investment Trust.
C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $670,781,017 or 54.09% of net assets. The Fund has no right to demand registration of these securities.
D	LLC - Limited Liability Company.
E	PIK - Payment in Kind.
F	LP - Limited Partnership.
G	PLC - Public Limited Company.
H	Term Loan.
I	Variable rate.
J	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
K	The Fund is affiliated by having the same investment advisor.
L	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the fair valued securities amounted to $5,199,605 or 0.42% of net assets.
M	Default Security. At period end, the amount of securities in default was $9,162,070 or 0.74% of net assets.
N	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration.

Futures Contracts Open on February 28, 2017:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures	Short	398	March 2017	$30,857,437	$222,670
Euro Currency Futures	Short	57	March 2017	7,550,719	48,118

				$38,408,156	$270,788

Glossary

Currency Abbreviations:
EUR	Euro
GBP	British Pound
MXN	Mexican Peso

See accompanying notes

11

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.04% (Cost $36,380)
FINANCE- 0.04%
Other Finance - 0.04%
Aretec Group, Inc.A	15,975	$231,638
RCS 2L EscrowA B	667	—

Total Finance		231,638

Total Common Stocks (Cost $36,380)		231,638

WARRANTS - 0.00% (Cost $0)
MATERIALS- 0.00%
Building Products - 0.00%
Euramax Holdings, Inc.A B G	21	—

	Principal Amount
BANK LOAN OBLIGATIONS - 83.66%
Consumer - 2.47%
AMF Bowling Centers, Inc., 2016 2nd LienTerm Loan, VR, 11.00%, Due 2/16/2024C	$2,089,000	2,130,780
AMF Bowling Centers, Inc., First Lien Term Loan, VR, 6.00%, Due 8/17/2023C D	4,170,874	4,184,763
Amplfy Snack Brands Inc., First LienTerm Loan, VR, 6.50%, Due 8/24/2023C D	463,838	451,662
ASP MSG Acquisition Co., Inc., Initial Term Loan, VR, 6.00%, Due 8/16/2023C D	120,698	121,552
Brown Jordan International, Inc., Term Loan B, VR, 6.789%, Due 1/27/2023 C	1,258,000	1,251,710
Candy Intermediate Holdings, Inc., Term Loan B, VR, 5.50%, Due 6/15/2023C D	302,480	304,498
Dairyland USA Corp., Term Loan, VR, 6.75%, Due 6/22/2022C D	936,494	943,517
Del Monte Foods, Inc., First Lien Term Loan, VR, 4.307%, Due 2/18/2021 C D	307,573	280,279
Floor and Decor Outlet of America, Term Loan, VR, 5.25%, Due 9/30/2023C D	1,405,478	1,405,478
Give + Go Prepared Foods Corp., First Lien Term Loan, VR, 6.50%, Due 7/29/2023C D	571,568	581,570
KIK Custom Products, Inc., 2015 Term Loan B, VR, 5.50%, Due 8/26/2022C D	771,831	779,071
Raley’s, Term Loan, VR, 7.25%, Due 5/18/2022C	845,207	851,546
Shearers Foods, Inc., Incremental Term Loan, VR, 5.25%, Due 6/30/2021C D	248,744	249,987

		13,536,413

Energy - 1.77%
Expro FinServices Sarl, Term Loan B, VR, 5.75%, Due 9/2/2021C	2,500,000	2,021,875
Gulf Finance LLC, Term Loan B, VR, 6.25%, Due 8/25/2023C D E	2,702,985	2,742,395
HFOTCO LLC, First LienTerm Loan B, VR, 4.25%, Due 8/19/2021C D E	1,143,077	1,134,503
Navios Maritime Midstream Partners LP, Term Loan B, VR, 5.50%, Due 6/18/2020C F	74,860	74,579
Southcross Energy Partners LP, First Lien Term Loan, VR, 5.25%, Due 8/4/2021C D F	3,959,000	3,350,304
Western Refining, Inc., Term Loan B2, VR, 5.50%, Due 6/23/2023C	379,205	380,627

		9,704,283

Finance - 11.56%
Alinta Energy Finance PTY Ltd., Delayed Draw Term Loan, VR, 6.375%, Due 8/13/2018C	170,972	171,969
Alinta Energy Finance PTY Ltd., First LienTerm Loan, VR, 6.375%, Due 8/13/2019 C	2,571,929	2,586,923
Amerilife Group LLC, First Lien Term Loan, VR, 5.75%, Due 6/18/2022C E	1,505,119	1,459,966
Amerilife Group LLC, Second Lien Term Loan, VR, 9.75%, Due 1/10/2023C E	186,000	180,420
Amwins Group LLC, 2017 Second Lien Term Loan, VR, 7.75%, Due 1/25/2025C E	1,000,000	1,016,250
Aptean, Inc., 2016 First Lien Term Loan, VR, 6.00%, Due 12/20/2022C	3,000,000	3,041,250
Aptean, Inc., 2016 Second Lien Term Loan, VR, 10.50%, Due 12/14/2023C	1,000,000	998,130
AqGen Ascensus, Inc., 2017 First Lien Term Loan, VR, 5.024%, Due 12/3/2022C D	742,941	746,610
Aretec Group, Inc., First Lien Term Loan, VR, 8.00%, Due 11/23/2020C D	856,695	859,907
Ascensus, Inc., Term Loan, VR, 5.50%, Due 12/3/2022C D	742,941	744,799
Cision US Inc., Term Loan B, VR, 7.00%, Due 6/16/2023C	2,315,377	2,328,876
Confie Seguros Holding II Co., First Lien Term Loan B, VR, 5.75%, Due 4/19/2022C D	6,056,000	6,079,982
Confie Seguros Holding II Co., Second Lien Term Loan B, VR, 10.25%, Due 5/8/2019C D	2,938,000	2,911,059
Cunningham Lindsay U.S. Inc., First Lien Term Loan B, VR, 5.00%, Due 12/10/2019C D	160,573	140,702
Duff & Phelps Investment Management Co. 2nd Lien Term Loan, VR, 9.50%, Due 4/23/2021C D	525,000	527,625
Emerald US, Inc., Term Loan, VR, 5.00%, Due 5/9/2021C	187,000	177,650
FHC Health Systems, Inc., 2014 Term Loan, VR, 5.00%, Due 12/23/2021C D	622,899	597,983
First Eagle Investment Management LLC, Term Loan, VR, 4.998%, Due 12/1/2022C D E	638,774	642,370
Freedom Mortgage Corp., First Lien Term Loan B, VR, 6.50%, Due 2/16/2022C D	6,000,000	6,075,000

See accompanying notes

12

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Principal Amount	Fair Value
Finance - 11.56% (continued)
Higginbotham & Associates LLC, Term Loan, VR, 6.00%, Due 11/25/2021C E	$2,073,253	$2,078,436
HNC Holdings, Inc., Term Loan, VR, 5.50%, Due 10/5/2023C D	1,216,000	1,228,926
Hyperion Insurance Group Ltd., 2015 Term Loan B, VR, 5.50%, Due 4/29/2022C D	4,927,462	4,935,691
IG Investment Holdings LLC, Term Loan B, VR, 6.00%, Due 10/29/2021C E	2,202,149	2,215,912
LBM Borrower LLC, First Lien Term Loan, VR, 6.304%, Due 8/20/2022C D E G	1,632,043	1,635,618
Lightstone Generation LLC, Term Loan B, VR, 6.539%, Due 1/30/2024C E	4,739,609	4,806,769
Lightstone Generation LLC, Term Loan C, VR, 6.539%, Due 1/30/2024C E	451,391	457,788
Lonestar Intermediate Super Holdings, LLC, PIK Term Loan B, VR, 10.00%, Due 8/31/2021C E G	2,300,000	2,397,750
NXT Capital, Inc., First Lien Term Loan, VR, 5.50%, Due 11/22/2022C	2,667,000	2,703,671
SAI Global Ltd., USD First Lien Term Loan, VR, 5.50%, Due 11/18/2023C	1,000,000	1,015,000
Stratose Intermediate Holding II, First Lien Term Loan B, VR, 6.00%, Due 1/21/2022C	2,984,962	2,999,887
TKC Holdings, Inc., 2017 First Lien Term Loan, VR, 4.75%, Due 2/1/2023C D	897,000	903,727
TKC Holdings, Inc., 2017 Second Lien Term Loan, VR, 8.50%, Due 2/1/2024C	3,206,000	3,212,027
UFC Holdings LLC, First Lien Term Loan, VR, 4.25%, Due 8/18/2023C D E	363,090	365,555
UFC Holdings LLC, Second Lien Term Loan B, VR, 8.50%, Due 8/18/2024C D E	1,000,000	1,025,000

		63,269,228

Manufacturing - 28.76%
4L Technologies, Inc., Term Loan B, VR, 5.27%, Due 5/8/2020C D	488,232	468,703
Accudyne Industries Borrower SCA, Term Loan, VR, 4.00%, Due 12/13/2019C D E	2,338,000	2,228,885
Accuride Corp., Term Loan B, VR, 8.00%, Due 10/21/2023C	277,682	274,558
Aclara Technologies, Term Loan B, VR, 6.80%, Due 8/29/2023C	686,280	700,006
Advanced Integration Technology LP, First Lien Term Loan, VR, 6.50%, Due 7/22/2021C D F	315,210	315,998
Alion Science and Technology Corp., Term Loan B, VR, 5.50%, Due 8/19/2021C D	2,842,281	2,838,728
American Bath Group LLC, 2016 Second Lien Term Loan, VR, 10.75%, Due 9/27/2024C E	537,000	515,520
American Bath Group LLC, 2017 First Lien Add On Term Loan, VR, 6.25%, Due 9/30/2023C E	3,827,321	3,857,212
American Bath Group LLC, 2017 Term Loan B, VR, 6.25%, Due 9/30/2023C E	1,257,848	1,267,671
American Bath Group LLC, Delayed Draw Term Loan, VR, 6.25%, Due 9/30/2023C E H	398,679	401,793
Arclin US Holdings, Inc., First Lien Term Loan, 5.25%, Due 2/1/2024C	2,000,000	2,022,500
Arclin US Holdings, Inc., Second Lien Term Loan, 9.75%, Due 2/1/2025C	2,000,000	2,017,500
Aricent Technologies, First Lien Term Loan, VR, 5.50%, Due 4/14/2021C D	4,263,000	4,253,408
Aricent Technologies, Second Lien Term Loan, VR, 9.25%, Due 4/14/2022C D	1,000,000	975,630
Atotech B.V., 2017 Term Loan B1, VR, 4.00%, Due 1/31/2024C	4,000,000	4,040,000
Avantor Performance Materials Holdings, Inc., First Lien Term Loan, VR, 6.00%, Due 6/21/2022C D	951,043	962,931
Blackboard, Inc., First Lien Term Loan B4, VR, 6.023%, Due 6/30/2021C D	5,146,620	5,173,949
Blount International, Inc., Initial Term Loan, VR, 7.25%, Due 4/12/2023C D	437,401	440,681
CH Holding Corp. (aka Caliber Collision), Second Lien Term Loan, VR, 8.25%, Due 2/1/2025C	1,500,000	1,526,250
Compuware Corp., First Lien Term Loan B3, VR, 5.25%, Due 12/15/2021C D	4,871,877	4,869,441
Contextmedia Health LLC, Term Loan B, VR, 7.50%, Due 12/9/2021C E	2,399,000	2,333,027
Cortes NP Acquisition Corp., (aka Vertiv Co.) First Lien Term Loan, VR, 6.039%, Due 11/30/2023C	3,943,265	3,971,183
CPI Buyer LLC, First Lien Term Loan, VR, 5.50%, Due 8/15/2021C D E	236,670	236,670
CT Technologies Intermediate Holdings, Inc., New Term Loan, VR, 5.25%, Due 12/1/2021C D	52,205	49,334
DTI Holdco, Inc., Term Loan B, VR, 6.092%, Due 9/21/2023C D	6,907,528	6,887,357
Duke Finance LLC, 2017 First Lien Term Loan, VR, 6.00%, Due 2/21/2024C E	2,201,876	2,218,390
Eagleview Technology Corp., First Lien Term Loan, VR, 5.28%, Due 7/22/2022C D	284,280	284,516
Eastman Kodak Co., First Lien Term Loan, VR, 7.25%, Due 9/3/2019C D	1,370,344	1,372,057
Euramax International, Inc., Unsecured Term Loan, VR, 16.00%, Due 2/6/2021C G	282,009	231,247
Evo Payments International LLC, First Lien Term Loan B, VR, 6.00%, Due 12/22/2023C E	4,500,000	4,556,250
Genesys Telecommunications Laboratories, Inc., First Lien Term Loan B, VR, 5.025%,
Due 12/1/2023C D	2,500,000	2,528,575
Global Brass & Copper, Inc., Term Loan B, VR, 5.25%, Due 7/18/2023C	1,995,000	2,024,925
Global Cash Access LLC, New Term Loan B, VR, 6.304%, Due 12/18/2020C D E	2,039,707	2,042,257
Greenway Medical Technologies, Inc., 2017 First Lien Term Loan, VR, 5.75%, Due 2/14/2024C	5,000,000	5,025,000
Harland Clarke Holdings Corp., Term Loan B6, 6.50%, Due 2/2/2022C	4,000,000	4,025,000
Hi-Crush Partners LP, Term Loan B, VR, 4.75%, Due 4/28/2021C D F	3,748,077	3,649,690
Horizon Global Corp., Term Loan B, VR, 7.00%, Due 6/30/2021C D	65,832	66,655
Huntsman International LLC, First Lien Term Loan B, VR, 3.78%, Due 4/1/2023C E	642,390	649,084
Ineos US Finance LLC, 2024 USD Term Loan, VR, 2.75%, Due 3/31/2024C E	2,000,000	2,011,660
Information Resources, Inc., First Lien Term Loan, VR, 5.25%, Due 1/18/2024C	4,500,000	4,553,460
Inteva Products LLC, Term Loan B, VR, 9.75%, Due 9/8/2021C E	988,889	993,833

See accompanying notes

13

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Principal Amount	Fair Value
Manufacturing - 28.76% (continued)
IPS Intermediate Holdings Corp., First Lien Term Loan, VR, 6.25%, Due 12/20/2023C D	$3,000,000	$3,022,500
IQOR US, Inc., Second Lien Term Loan, VR, 9.75%, Due 4/1/2022C D	46,667	40,095
Kraton Polymers LLC, Replacement Term Loan, VR, 5.00%, Due 1/6/2022C D E	802,000	812,410
Landslide Holdings, Inc., 2017 Second Lien Term Loan, VR, 10.00%, Due 1/20/2025C	2,828,000	2,794,064
Landslide Holdings, Inc., 2017 Term Loan B, VR, 5.25%, Due 1/20/2024C	1,500,000	1,507,230
Marine Acquisition Corp., New Term Loan B, VR, 4.75%, Due 1/30/2021C D	289,400	290,485
Mirion Technologies, Inc., Term Loan B, VR, 5.75%, Due 3/31/2022C D	822,918	819,832
Netsmart Technologies, Inc., Second Lien Term Loan, VR, 10.554%, Due 10/5/2023C D	354,000	352,230
Netsmart Technologies, Inc.,Term Loan C 1, VR, 5.50%, Due 4/19/2023C D	1,624,117	1,635,291
NN, Inc., Term Loan B, VR, 5.031%, Due 10/19/2022C D	930,989	938,260
Novetta Solutions LLC, Term Loan, VR, 6.00%, Due 10/16/2022C D E	474,210	452,871
Oak Parent, Inc., First Lien Term Loan, VR, 5.28%, Due 10/26/2023C	656,810	661,736
Optiv Security, Inc. (aka AF Borrower), Second Lien Term Loan, VR, 8.25%, Due 2/1/2025C	1,000,000	1,012,080
Peabody Energy Corp., Exit Term Loan, VR, 5.50%, Due 1/30/2022C	1,000,000	1,007,080
PGT, Inc., 2016 Term Loan, VR, 5.75%, Due 2/16/2022C	988,843	994,202
PlZ Aeroscience Corp., Term Loan, VR, 5.25%, Due 7/31/2022C	4,340,076	4,356,351
Power Products LLC, Term Loan, VR, 5.50%, Due 12/20/2022C E	994,000	1,002,081
Precyse Acquisition Corp., 2016 First Lien Term Loan, VR, 6.50%, Due 10/20/2022C D	2,072,610	2,098,518
Project Ruby Ultimate Parent Corp., Term Loan B, VR, 4.75%, Due 2/2/2024C	5,000,000	5,012,500
Prolampac PG Borrower LLC, 2016 Second Lien Term Loan, VR, 9.556%, Due 11/18/2024C E	1,750,000	1,776,250
Q Holding Company, Term Loan B, VR, 6.00%, Due 12/16/2021C D	3,273,626	3,298,179
Quickcrete Holdings, Inc., First Lien Term Loan, VR, 4.022%, Due 11/15/2023C	3,228,000	3,265,316
Ramundensen Holdings LLC, First Lien Term Loan B, VR, 5.25%, Due 1/13/2024C E	1,563,000	1,578,630
Safway Group Holdings LLC, Term Loan B, VR, 5.75%, Due 8/19/2023C E	4,496,250	4,552,453
Sitel Worldwide Corp., USD First Lien Term Loan B1, VR, 6.563%, Due 9/18/2021C	380,036	377,425
SolarWinds, Inc., Incremental Term Loan B, VR, 4.50%, Due 2/5/2023C	3,957,165	3,962,626
Stratus Technologies, Inc., First Lien Term Loan, VR, 6.00%, Due 4/28/2021C D	3,166,367	3,146,578
Systems Maintenance Services I, First Lien Term Loan, VR, 6.00%, Due 10/11/2023C	4,875,000	4,883,141
Tensar Corp., First Lien Term Loan, VR, 5.75%, Due 7/9/2021C D	748,703	681,941
Tessera Holding Corp., Term Loan B, VR, 4.03%, Due 12/1/2023C	2,396,000	2,419,960
U.S. Farathane LLC, Reprice Term Loan, 5.00%, Due 12/23/2021C E	1,000,000	1,012,500
U.S. Farathane LLC, Term Loan B2, VR, 5.75%, Due 12/23/2021C D E	588,088	595,439
Vantage Specialties, Inc., Term Loan B, VR, 5.50%, Due 2/5/2021C D	196,013	197,483
VC GB Holdings, Inc., First Lien Term Loan, VR, 4.75%, Due 2/9/2024C	3,000,000	3,015,000
VC GB Holdings, Inc., Second Lien Term Loan, VR, 9.00%, Due 2/9/2025C	3,000,000	2,985,000
Winnebago Industries, Inc., Term Loan, VR, 5.50%, Due 10/28/2023C	1,916,000	1,942,345

		157,361,616

Service - 25.84%
21st Century Oncology Holdings, Inc., Term Loan, VR, 7.125%, Due 4/30/2022C D I	1,054,257	976,242
84 Lumber Company, Term Loan B, VR, 6.75%, Due 10/4/2023C D	3,927,000	3,946,635
Access CIG LLC, First LienTerm Loan, VR, 6.06%, Due 10/18/2021C D E	371,000	372,855
Active Networks, Inc., First Lien Term Loan, VR, 5.78%, Due 11/15/2020C	377,332	376,389
Alvogen Pharmaceuticals U.S.A. Inc., Term Loan, VR, 6.00%, Due 4/2/2022C D	750,743	741,359
Amaya Holdings B.V., First Lien Term Loan, VR, 5.00%, Due 8/1/2021C	2,235,560	2,236,969
Ancestry.com Operations, Inc., 2017 First Lien Term Loan B, VR, 4.25%, Due 10/19/2023C D	3,045,000	3,079,256
Answers Corp., First Lien Syndicated Loans, VR, %, Due 10/3/2021C D I	160,345	80,172
AP NMT Acquisition BV, Term Loan B, VR, 6.75%, Due 8/13/2021C D	741,545	665,011
Arbor Pharmaceuticals Inc., Term Loan B, VR, 6.00%, Due 7/5/2023C	571,406	581,406
Ardent Legacy Acquisitions, Inc., Term Loan B, VR, 6.50%, Due 8/4/2021C D	493,750	491,898
At Home Holding III, Inc., Term Loan, VR, 4.539%, Due 6/3/2022C D	994,937	992,449
Auction.com LLC, Term Loan B, VR, 6.00%, Due 5/12/2019C D E	262,328	264,295
BDF Acquisition Corp., First Lien Term Loan, VR, 5.75%, Due 2/12/2021C D	397,800	395,067
Beasley Mezzanine Holdings LLC, Term Loan B, VR, 7.00%, Due 9/27/2023C E	209,260	210,830
BioClinica, Inc., First Lien Term Loan, VR, 5.25%, Due 10/20/2023C	563,000	567,577
Casablanca US Holdings, Inc., (aka Apple Leisure)First Lien Term Loan VR, 5.00%, Due 3/15/2024C D	5,000,000	4,925,000
Casablanca US Holdings, Inc., (aka Apple Leisure)Second Lien Term Loan VR, 10.00%, Due 3/15/2025C D	3,000,000	2,917,500
CDS US Intermediate Holding, Inc., Second Lien Term Loan, VR, 9.25%, Due 7/10/2023C D	639,796	631,799

See accompanying notes

14

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Principal Amount	Fair Value
Service - 25.84% (continued)
CDS US Intermediate Holdings, Inc., Term Loan, VR, 5.00%, Due 7/8/2022C D	$93,291	$94,011
Ceasars Entertainment Resort Properties LLC, First Lien Term Loan B, VR, 7.00%, Due 10/11/2020C D E	739,237	745,395
Cengage Learning Acquisitions, Inc., Term Loan B, VR, 5.25%, Due 6/7/2023C D	1,576,396	1,487,976
Change Healthcare Holdings, Inc., Term Loan B8, 3.75%, Due 2/8/2024C	10,000,000	10,041,700
Cheddars Scratch Kitchen, Inc., Term Loan A, VR, 4.277%, Due 12/20/2023C	2,174,000	2,163,130
Comfort Holdings LLC, First Lien Term Loan, VR, 5.75%, Due 2/5/2024C E	4,860,000	4,853,925
Comfort Holdings LLC, Second Lien Term Loan, VR, 11.00%, Due 1/17/2025C E	1,000,000	962,500
Curo Health Services LLC, Term Loan, VR, 6.50%, Due 2/7/2022C D E	1,000,000	1,003,749
CWGS Group LLC, 2016 First Lien Term Loan B, VR, 4.52%, Due 11/8/2023C E	1,319,000	1,328,892
Delta 2 Lux Sarl, 2017 Bridge Term Loan, 4.25%, Due 2/1/2024C	3,000,000	3,006,660
Deluxe Entertainment Services, Group, Inc., Term Loan, VR, 6.539%, Due 2/28/2020C D	1,281,390	1,279,250
Diamond Resorts International, Inc., Term Loan B, VR, 7.00%, Due 8/11/2023C D	1,459,343	1,473,031
Electro Rent Corp., Term Loan B1, VR, 6.00%, Due 1/19/2024C	2,389,000	2,430,807
Encompass Digital Media, Inc., Term Loan, VR, 5.50%, Due 6/6/2021C D	747,860	704,858
Extreme Reach, Inc., First Lien Term Loan B, VR, 7.25%, Due 2/7/2020C D	448,263	451,065
Extreme Reach, Inc., Second Lien Term Loan, VR, 11.00%, Due 1/24/2021C	217,000	207,597
Garda World Security Corp., Delayed Draw Term Loan B, VR, 4.00%, Due 11/6/2020C D	111,001	111,417
Garda World Security Corp., New Term Loan B, VR, 4.00%, Due 11/6/2020C D	637,353	639,743
GCA Services Group, Inc., 2016 Term Loan, VR, 6.068%, Due 3/1/2023C D	738,350	745,423
Genoa a QoL Healthcare Co. LLC, 2016 First Lien Term Loan, VR, 4.75%, Due 10/28/2023C D E	337,155	338,841
Global Eagle Entertainment, Inc., First Lien Term Loan, VR, 7.00%, Due 1/6/2023C D	3,000,000	2,990,010
Global Healthcare Exchange LLC, Term Loan, VR, 5.25%, Due 8/15/2022C D E	1,127,380	1,140,537
GlobalLogic Holdings, Inc., 2016 Term Loan B, VR, 5.50%, Due 6/13/2022C	4,000,000	4,010,000
Go Daddy Operating Co. LLC, First Lien Delayed Draw Term Loan, VR, 2.50%, Due 2/10/2024C D E H	1,711,712	1,715,512
Go Daddy Operating Co. LLC, Term Loan B, VR, 3.27%, Due 2/2/2024C E	1,288,288	1,291,148
Harbor Freight Tools USA, Inc., Initial Term Loan, VR, 3.778%, Due 8/19/2023C D	1,994,987	1,996,125
Harbortouch Payments LLC, First Lien Term Loan, VR, 5.75%, Due 10/11/2023C E	1,270,000	1,277,150
Highland Acquisitions Holdings LLC, Term Loan B, VR, 6.50%, Due 11/30/2022C E	2,419,000	2,382,715
HLF Financing Sarl, Term Loan B, VR, 6.25%, Due 2/13/2023C	4,000,000	4,003,320
Imagine Print Solutions Inc., Term Loan B, VR, 7.00%, Due 3/30/2022C D	781,500	787,361
Innovative Xcessories and Services, First Lien Term Loan B, VR, 5.75%, Due 11/29/2022C	3,877,000	3,906,077
Interior Logic Group, Inc., 2017 Term Loan B, 7.00%, Due 2/27/2024C	8,000,000	7,760,000
Jacks Family Restaurants, Inc., Term Loan, VR, 5.75%, Due 7/1/2022C D	462,702	462,702
Jackson Hewitt, Inc., Term Loan B, VR, 8.039%, Due 7/24/2020C D	266,560	252,566
Leslies Poolmart, Inc., First Lien Term Loan, VR, 4.75%, Due 8/16/2023C D	2,000,000	2,006,300
Lions Gate Entertainment Corp., 2016 First Lien Term Loan, VR, 3.773%, Due 12/8/2023C	2,332,000	2,349,490
Long Term Care Group Holdings Corp., Term Loan, VR, 6.00%, Due 6/6/2020C D	354,821	329,984
LSC Communications, Inc., Term Loan B, VR, 7.00%, Due 9/26/2022C D	1,451,800	1,459,059
McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, VR, 5.00%, Due 5/4/2022C E	1,724,241	1,692,997
MergerMarket USA, Inc., Initial Term Loan, VR, 4.554%, Due 2/4/2021C D	179,913	179,463
Merrill Communications LLC, Term Loan, VR, 6.289%, Due 6/1/2022C D E	43,308	43,236
Mister Car Wash Holdings, Inc., Term Loan B, VR, 5.25%, Due 8/20/2021C D	348,236	348,960
Mohegan Tribal Gaming Authority, Term Loan B, VR, 5.50%, Due 9/28/2023C D	2,028,915	2,043,401
Navex Global, Inc., First Lien Term Loan, VR, 5.99%, Due 11/19/2021C D	10,780	10,726
NEP Supershooters LP, Second Lien Term Loan, VR, 10.00%, Due 7/22/2020C D F	840,000	849,450
New Millennium Holdco Inc., Exit Term Loan, VR, 7.50%, Due 12/21/2020C D	1,001,211	505,612
NMSC Holdings Inc., 1st Lien Term Loan, VR, 6.00%, Due 4/19/2023C	233,578	235,913
PAE Holding Corp., First Lien Term Loan, VR, 6.50%, Due 10/20/2022C	3,053,000	3,085,453
Playpower, Inc., First Lien Term Loan, VR, 5.75%, Due 6/23/2021C	690,154	686,703
ProQuest LLC, New Term Loan B, VR, 5.25%, Due 10/24/2021C D E G	3,237,986	3,267,322
Quincy Newspapers, Inc., Term Loan B, VR, 5.00%, Due 10/13/2022C D	219,114	219,114
Quorum Health Corp., Term Loan B, VR, 6.789%, Due 4/29/2022C D	1,978,638	1,970,803
Research Now Group, Inc., First Lien Term Loan, VR, 5.50%, Due 3/18/2021C	1,496,193	1,470,010
Research Now Group, Inc., Second Lien Term Loan, VR, 9.75%, Due 3/18/2022C D	48,000	46,560
Ryan LLC, Term Loan B, VR, 6.75%, Due 8/7/2020C E	1,030,953	1,021,932
SiteOne Landscape Supply, Inc., Reprice Term Loan B, VR, 5.50%, Due 4/29/2022C	365,245	368,671
St. Georges University Scholastic Service, 2016 Term Loan B, VR, 6.25%, Due 7/6/2022C D	1,881,513	1,902,680
Sterling Infosystems, Inc., First Lien Term Loan B, VR, 5.75%, Due 6/20/2022C D	2,244,329	2,233,108

See accompanying notes

15

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Principal Amount	Fair Value
Service - 25.84% (continued)
Surveymonkey.com LLC, Term Loan B, VR, 6.25%, Due 2/5/2019C E	$953,508	$963,043
Team Health, Inc., First Lien Term Loan, VR, 3.75%, Due 2/6/2024C	625,000	623,050
Tigerluxone Sarl, First Lien Term Loan B, 5.75%, Due 2/16/2024C	3,000,000	2,994,990
TouchTunes Interactive Network, Inc., First Lien Term Loan, VR, 5.75%, Due 5/29/2021C D	899,791	902,041
Travel Leaders Group LLC, 2017 First Lien Term Loan, VR, 6.028%, Due 1/25/2024C E	2,281,000	2,309,513
Tweddle Group, Inc., 2016 Term Loan, VR, 7.039%, Due 10/24/2022C	1,225,000	1,221,938
Twentyeighty, Inc., PIK Term Loan B, VR, 8.00%, Due 3/31/2020C G	46,562	27,937
Twentyeighty, Inc., PIK Term Loan C, VR, 9.00%, Due 3/31/2020C G	44,451	26,671
USS Acquisition Corp., 2016 Delayed Draw Term Loan, VR, 5.50%, Due 7/26/2023C H	23,554	23,633
USS Parent Holding Corp., 2016 Term Loan, VR, 5.50%, Due 7/26/2023C	160,009	160,542
Valeant Pharmaceuticals International, Inc., Term Loan Series E Tranche B, VR, 5.25%, Due 8/5/2020C D	1,000,000	1,005,690
Verisk Analytics, Inc., First Lien Term Loan, VR, 6.00%, Due 5/10/2023C	783,065	781,107
Vestcom Parent Holdings, Inc., First Lien Term Loan, VR, 5.25%, Due 12/19/2023C	4,000,000	4,037,520
William Morris Endeavor Entertainment LLC, Term Loan B, VR, 5.25%, Due 5/6/2021C E	2,500,000	2,506,775
World Triathlon Corp., Term Loan, VR, 5.25%, Due 6/26/2021C D	2,992,327	2,984,847

		141,394,146

Telecommunications - 6.44%
CenturyLink, Inc., Bridge Term Loan, 5.00%, Due 2/17/2018C	4,000,000	3,980,000
ConvergeOne Holdings Corp., First Lien Term Loan, VR, 6.375%, Due 6/17/2020C D	1,885,910	1,878,837
Fairpoint Communications, Inc., Refi Term Loan, VR, 7.50%, Due 2/14/2019C D	1,138,311	1,150,173
Global Tel Link Corp., First Lien Term Loan, VR, 5.00%, Due 5/23/2020C	5,968,290	5,938,449
Global Tel Link Corp., Term Loan Second Lien, VR, 9.00%, Due 11/23/2020C	1,288,000	1,252,258
Internap Network Services Corp., Term Loan, VR, 7.00%, Due 11/26/2019C	4,741,681	4,706,119
Onvoy LLC, 2017 First Lien Term Loan B, VR, 5.50%, Due 2/10/2024C E	4,996,000	4,983,510
Polycom, Inc., First Lien Term Loan, VR, 6.25%, Due 9/27/2023C	2,940,729	2,961,314
Sable International Finance Ltd. /Coral US Co-Borrower LLC, Term Loan B1, VR, 5.528%, Due 12/30/2022C E	1,000,000	1,014,380
Securus Technologies Holdings, Inc., Incremental Term Loan B2, VR, 5.25%, Due 4/30/2020C D	249,370	249,682
Securus Technologies, Inc., Second Lien Term Loan, VR, 9.00%, Due 4/30/2021C D	2,746,000	2,719,227
Securus Technologies, Inc., Term Loan, VR, 4.75%, Due 4/30/2020C D	1,458,861	1,460,684
Telesat Canada, 2017 First Lien Term Loan B, VR, 3.85%, Due 11/17/2023C	649,373	655,866
Xplornet Communications, Inc., Term Loan B, VR, 7.00%, Due 9/9/2021C	2,253,113	2,275,644

		35,226,143

Transportation - 3.37%
ABB Concise Optical Group LLC, Term Loan B, VR, 6.00%, Due 6/15/2023C D E	246,158	248,004
Daseke, Inc., 2017 First Lien Term Loan, 6.50%, Due 2/2/2024C	2,142,857	2,153,571
Daseke, Inc., Delayed Draw Term Loan, 6.50%, Due 2/2/2024C	857,143	861,429
G III Apparel Group Ltd., First LienTerm Loan B, VR, 6.25%, Due 12/1/2022C D	1,304,571	1,289,895
Goodpack Ltd, First Lien Term Loan B, VR, 4.985%, Due 9/9/2021C D	1,496,193	1,470,638
Gruden Acquisitions, Inc., First Lien Term Loan, VR, 5.75%, Due 8/18/2022C D	882,199	864,555
Livingston International, Inc., First Lien Term Loan B1, VR, 5.50%, Due 4/18/2019C	234,393	231,268
Livingston International, Inc., Second Lien Term Loan, VR, 9.50%, Due 4/18/2020C	750,000	696,878
Navios Maritime Partners LP, Term Loan, VR, 5.25%, Due 6/27/2018C D F	2,911,488	2,889,652
O2 Partners LLC, Term Loan B, VR, 6.00%, Due 10/4/2022C E	582,540	583,268
Sirva Worldwide, Inc., 2016 Term Loan, VR, 7.50%, Due 11/14/2022C	2,000,000	1,955,000
Worldwide Express Operations LLC, First Lien Term Loan, VR, 5.53%, Due 1/31/2024C E	5,155,000	5,193,663

		18,437,821

Utilities - 3.44%
Astoria Energy LLC, Term Loan B, VR, 5.00%, Due 12/24/2021C D E	1,078,200	1,080,896
Entergy Rhode Island State Energy LP, Term Loan B, VR, 5.75%, Due 12/17/2022C D F	150,480	151,608
Invenergy Thermal Operating I LLC, 2015 Term Loan B, VR, 6.50%, Due 10/19/2022C D E	483,237	463,908
Primeline Utility Services LLC, Term Loan, VR, 6.50%, Due 11/12/2022C D E	165,160	166,811
Southeast Powergen LLC, Term Loan B, VR, 4.50%, Due 12/2/2021C D E	2,000,000	1,975,000
Star West Generation LLC, 2015 Term Loan B, VR, 5.75%, Due 3/13/2020C D E	2,000,000	1,810,000
Tex Operations Co. LLC, Exit Term Loan C, VR, 3.53%, Due 8/4/2023C D E	889,757	893,761
Tex Operations Co. LLC, Exit Term Loan, VR, 3.53%, Due 8/4/2023C D E	3,901,243	3,918,798

See accompanying notes

16

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Principal Amount	Fair Value
Utilities - 3.44% (continued)
TPF II Power LLC, Syndicated Term Loan B, VR, 5.00%, Due 10/2/2021C E	$5,756,390	$5,807,680
Western Generation Partners LLC, Term Loan B, VR, 5.00%, Due 11/15/2023C E	2,523,122	2,548,354

		18,816,816

Total Bank Loan Obligations (Cost $455,462,248)		457,746,466

CORPORATE OBLIGATIONS - 1.02%
Manufacturing - 0.23%
Peabody Securities Finance Corp.,
6.00%, Due 3/31/2022J	562,000	573,240
6.375%, Due 3/31/2025J	658,000	671,160

		1,244,400

Service - 0.79%
Constellis Holdings LLC / Constellis Finance Corp., 9.75%, Due 5/15/2020E J	3,219,000	3,444,330
LSC Communications, Inc., 8.75%, Due 10/15/2023J	845,000	880,913

		4,325,243

Total Corporate Obligations (Cost $5,442,904)		5,569,643

	Shares
SHORT-TERM INVESTMENTS - 42.00% (Cost $229,811,970)
American Beacon U.S. Government Money Market Select Fund, Select ClassK	229,811,970	229,811,970

TOTAL INVESTMENTS - 126.72% (Cost $690,753,501)		693,359,717
LIABILITIES, NET OF OTHER ASSETS - (26.72%)		(146,180,677)

TOTAL NET ASSETS - 100.00%		$547,179,040

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $ or % of net assets.
C	Term Loan.
D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
E	LLC - Limited Liability Company.
F	LP - Limited Partnership.
G	PIK - Payment-in-Kind.
H	Unfunded Loan Commitments. At period end, the amount of unfunded loan commitments was $1,931,619 or 0.35% of net assets. Of this amount, $1,711,712, $9,908 and $209,999 relate to Go Daddy Operating Co., LLC, USS Acquisition Corp., and American Bath Group, LLC, respectively.
I	Defaulted Security.
J	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $5,569,643 or 1.02% of net assets. The Fund has no right to demand registration of these securities.
K	The Fund is affiliated by having the same investment advisor.

See accompanying notes

17

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2017 (Unaudited)

	SiM High Yield	Sound Point Floating
	Opportunities Fund	Rate Income Fund
Assets:
Investments in unaffiliated securities, at fair value A	$1,203,425,253	$463,547,747
Investments in affiliated securities, at fair value B	11,302,321	229,811,970
Cash	1,252,524	5,622,769
Dividends and interest receivable	21,328,708	1,825,169
Receivable for investments sold	13,407,621	30,426,785
Receivable for fund shares sold	4,211,176	18,945,629
Receivable for variation margin on open futures contracts	8,975,338	—
Prepaid expenses	173,459	137,287

Total assets	1,264,076,400	750,317,356

Liabilities:
Payable for investments purchased	6,432,538	192,826,879
Payable for fund shares redeemed	7,597,782	7,900,971
Payable for variation margin from open futures contracts	8,702,308	—
Payable under excess expense reimbursement plan (Note 2)	—	6,667
Dividends payable	376,152	119,257
Unfunded loan commitments	—	1,931,619
Management and investment advisory fees payable	665,496	228,257
Administrative service and service fees payable	165,089	47,298
Transfer agent fees payable	15,958	4,195
Custody and fund accounting fees payable	4,122	2,927
Professional fees payable	30,363	33,666
Payable for prospectus and shareholder reports	40,041	—
Other liabilities	4,474	36,580

Total liabilities	24,034,323	203,138,316

Net Assets	$1,240,042,077	$547,179,040

Analysis of Net Assets:
Paid-in-capital	$1,240,191,686	$543,831,380
Undistributed (overdistribution of) net investment income	496,669	(37,131)
Accumulated net realized gain (loss)	(16,899,641)	778,575
Unrealized appreciation of investments	21,633,845	2,606,216
Unrealized (depreciation) of currency transactions	(5,651,270)	—
Unrealized appreciation of futures contracts	270,788	—

Net assets	$1,240,042,077	$547,179,040

See accompanying notes

18

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2017 (Unaudited)

	SiM High Yield	Sound Point Floating
	Opportunities Fund	Rate Income Fund
Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	36,460,925	15,116,621

Y Class	60,316,039	24,317,000

Investor Class	13,961,924	8,063,528

A Class	9,199,561	2,427,041

C Class	7,648,758	2,062,308

SP Class	N/A	877,613

Net assets:
Institutional Class	$354,556,632	$156,473,584

Y Class	$585,996,985	$251,868,199

Investor Class	$135,291,350	$83,283,879

A Class	$89,500,705	$25,122,644

C Class	$74,696,405	$21,354,688

SP Class	N/A	$9,076,046

Net asset value, offering and redemption price per share:
Institutional Class	$9.72	$10.35

Y Class	$9.72	$10.36

Investor Class	$9.69	$10.33

A Class	$9.73	$10.35

A Class (offering price)	$10.22	$10.62

C Class	$9.77	$10.35

SP Class	N/A	$10.34

A Cost of investments in unaffiliated securities	$1,187,444,135	$460,941,531
B Cost of investments in affiliated securities	$11,302,321	$229,811,970

See accompanying notes

19

American Beacon FundsSM

Statements of Operations

For the six months ended February 28, 2017 (Unaudited)

	SiM High Yield	Sound Point
	Opportunities	Floating Rate
	Fund	Income Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$702,810	$—
Dividend income from affiliated securities	30,793	141,843
Interest income	39,499,183	5,673,808

Total investment income	40,232,786	5,815,651

Expenses:
Management and investment advisory fees (Note 2)	4,188,632	795,995
Transfer agent fees:
Institutional Class	125,534	17,505
Y Class	5,622	986
Investor Class	3,380	1,472
A Class	6,886	834
C Class	2,639	796
SP Class	—	1,497
Custody and fund accounting fees	51,739	31,826
Professional fees	39,068	32,709
Registration fees and expenses	82,124	43,021
Service fees (Note 2):
Y Class	235,604	41,855
Investor Class	223,757	35,299
A Class	63,090	9,417
C Class	54,933	7,264
Distribution fees (Note 2):
A Class	105,150	15,695
C Class	366,221	48,426
SP Class	—	12,842
Prospectus and shareholder report expenses	49,177	6,313
Trustee fees	26,220	2,436
Insurance Expense	6,428	—
Other expenses	16,551	6,368

Total expenses	5,652,755	1,112,556

Net fees waived and expenses reimbursed (Note 2)	—	(7,479)

Net expenses	5,652,755	1,105,077

Net investment income	34,580,031	4,710,574

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	6,330,517	1,069,912
Foreign currency transactions	(8,044,721)	—
Futures contracts	7,149,069	—
Change in net unrealized appreciation (depreciation) of:
Investments	24,471,871	2,547,554
Foreign currency transactions	2,740,745	—
Futures contracts	(3,458,840)	—

Net gain from investments	29,188,641	3,617,466

Net increase in net assets resulting from operations	$63,768,672	$8,328,040

A Foreign taxes	$56,333	$—

See accompanying notes

20

American Beacon FundsSM

Statements of Changes in Net Assets

			Sound Point Floating Rate
	SiM High Yield Opportunities Fund		Income Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28,	August 31,	February 28,	August 31,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$34,580,031	$52,094,516	$4,710,574	$3,713,537
Net realized gain (loss) from investments, foreign currency transactions, and futures contracts	5,434,865	(27,419,311)	1,069,912	180,741
Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, and futures contracts	23,753,776	38,725,649	2,547,554	48

Net increase in net assets resulting from operations	63,768,672	63,400,854	8,328,040	3,894,326

Net investment income:
Institutional Class	(12,169,951)	(15,212,818)	(1,834,624)	(2,520,762)
Y Class	(14,318,381)	(17,027,838)	(1,723,275)	(238,133)
Investor Class	(3,819,333)	(5,991,314)	(557,102)	(400,495)
A Class	(2,423,466)	(3,828,770)	(241,480)	(110,249)
C Class	(1,846,452)	(3,237,252)	(145,785)	(34,369)
SP Class	—	—	(224,332)	(645,514)
Net realized gain from investments:
Institutional Class	—	—	(147,428)	(137,448)
Y Class	—	—	(190,454)	(366)
Investor Class	—	—	(69,215)	(367)
A Class	—	—	(24,053)	(367)
C Class	—	—	(23,779)	(367)
SP Class	—	—	(17,010)	(53,752)
Return of Capital:
Institutional Class	—	(2,546,029)	—	—
Y Class	—	(2,703,885)	—	—
Investor Class	—	(772,676)	—	—
A Class	—	(467,780)	—	—
C Class	—	(378,573)	—	—
SP Class	—	—	—	—

Net distributions to shareholders	(34,577,583)	(52,166,935)	(5,198,537)	(4,142,189)

Capital Share Transactions:
Proceeds from sales of shares	402,688,008	640,680,660	486,998,590	137,502,090
Reinvestment of dividends and distributions	32,281,735	48,182,689	4,616,017	3,205,179
Cost of shares redeemed	(372,640,719)	(433,324,385)	(58,846,885)	(72,206,459)
Redemption fees	861	157,230	—	—

Net increase in net assets from capital share transactions	62,329,885	255,696,194	432,767,722	68,500,810

Net increase in net assets	91,520,974	266,930,113	435,897,225	68,252,947

Net Assets:
Beginning of period	1,148,521,103	881,590,990	111,281,815	43,028,868

End of Period *	$1,240,042,077	$1,148,521,103	$547,179,040	$111,281,815

*Includes undistributed (overdistribution of) net investment income	$496,669	$(5,226,981)	$(37,131)	$(21,107)

See accompanying notes

21

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as non-diversified, open-end management investment companies. As of February 28, 2017, the Trust consists of twenty-seven active series, two of which is presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon SiM High Yield Opportunities Fund (“SiM HYO Fund”) and the American Beacon Sound Point Floating Rate Income Fund (“Sound Point Fund”). The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the fund’s financial statements.

Class Disclosure

The Funds have multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

		Minimum Initial
Class	Eligible Investors	Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or employee directed benefit plans with applicable sales charges, which may include CDSC.	$1,000
SP	Retail investors who invest directly through a financial intermediary such as a broker, or through employee directed benefit plans and were formerly shareholders of the Investor Class Shares of the Sound Point Floating Rate Fund prior to its reorganization.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the

22

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

The following is a summary of significant accounting policies, consistently followed by the Funds in the preparation of the financial statements. The Funds are investment companies, and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services - Investment Companies, which is part of U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

Dividends to Shareholders

Dividends from net investment income of the Funds generally will be declared daily and paid monthly. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable. For the six months ended February 28, 2017, the Funds did not have commission recapture income.

23

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

All classes of the SiM HYO Fund impose a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Fund pro rata based on their respective net assets. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees (the “Board”).

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management Agreement

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide investment advisory, fund management, and administrative services to the Funds. As compensation for performing the duties under the Management Agreement, the Manager receives from the Funds an annualized fee at the following annual rates as a percentage of average daily net assets: 0.35% of the first $5 billion, 0.325% of the next $5 billion, 0.30% of the next $10 billion, and 0.275% over $20 billion. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Funds an annualized investment advisory fee based on a percentage of the Funds’ average daily assets. Management fees paid by the Funds during the six months ended February 28, 2017 were as follows:

			Amounts paid
	Management Fee	Management	to Investment	Amounts Paid
Fund	Rate	Fee	Advisors	to Manager
SiM HYO	0.75%	$4,188,632	$2,166,855	$2,021,777
Sound Point	0.70%	795,995	397,998	397,997

Distribution Plans

The Funds, except for the A, C, and SP Classes, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not

24

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

intend to separately compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A, C, and SP Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of the A, and SP Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.10% of the average daily net assets of the Y Class, up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional Class of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediary’s transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund(s). Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to the Board approval, have agreed to reimburse the Manager for all or a portion of the servicing fees paid to these intermediary’s for the Institutional Class. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional Class on an annual basis. For the period ended February 28, 2017, the sub-transfer agent fees, as included in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
SiM HYO	$119,995
Sound Point	15,056

As of February 28, 2017, the Funds owed the Manager the following reimbursements of sub-transfer agent fees, as included in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Reimbursement of
Fund	Sub-Transfer Agent Fees
SiM HYO	$15,958
Sound Point	1,540

Investment in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as the investment advisor to the USG Select Fund and receives management fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 28, 2017, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

25

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Fund	Direct Investments in USG Select Funds
SiM HYO	$7,816
Sound Point	33,287

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the period ended February 28, 2017, the SiM High Yield Opportunities Fund borrowed on average $3,088,289 for 4 days at an average rate of 1.01% with interest charges of $340. This amount is recorded within “Other expenses” on the accompanying Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the classes of the Funds to the extent that total annual fund operating expenses exceeded the Funds’ expense cap. For the six months ended February 28, 2017, the Manager waived or reimbursed expenses as follows:

Fund	Class	Expense Cap 9/1/2016 to 2/28/2017	Reimbursed Expenses	Expiration
SiM HYO	Institutional	0.84%	$—	2020
Sound Point	Institutional	0.84%	7,479	2020

Of these amounts, $6,667 was disclosed as a payable to the Manager on the Statements of Assets and Liabilities at February 28, 2017 for the Sound Point Fund. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The reimbursed expenses listed above will expire in 2020. The Funds did not record a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
SiM HYO	$—	$23,730	2017
SiM HYO	—	60,056	2018
SiM HYO	—	175,131	2019
Sound Point	—	236,521	2019

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended February 28, 2017, Foreside collected $16,202 and $33,336 in sales commissions from the sale of A Class shares for SiM HYO and Sound Point Funds, respectively.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended February, 28, 2017, fees of $650 were collected for the

26

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Class A Shares of the SIM HYO Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended February 28, 2017, CDSC fees of $4,105 and $5,437 were collected from the Class C Shares of the SiM HYO and Sound Point Funds, respectively.

Trustee Fees and Expenses

As compensation for their service to the Trust and the American Beacon Select Funds Trust, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board of Trustee meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $5,000 fee each quarter for his attendance at the Committee meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available, are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities are normally valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

27

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Funds may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (“ADRs”) and futures contracts. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Funds may use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Valuation Committee, established by the Funds’ Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Fixed-income securities are considered Level 2 as they are valued using observable inputs.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker

28

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts, are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued,

29

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, has been included below.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of February 28, 2017, the investments were classified as described below:

SiM HYO Fund (1)	Level 1	Level 2	Level 3	Total
Common Stock	$21,735,829	$—	$—	$21,735,829
Domestic Bank Loan Obligations	—	11,721,937	—	11,721,937
Domestic Convertible Obligations	—	10,069,950	—	10,069,950
Corporate Obligations	—	1,110,774,940	4,375,000	1,115,149,940
Foreign Convertible Obligations	—	—	824,605	824,605
Foreign Corporate and Sovereign Obligations	—	43,922,992	—	43,922,992
Short-Term Investments - Money Market Funds	11,302,321	—	—	11,302,321

Total Investments in Securities	$33,038,150	$1,176,489,819	$5,199,605	$1,214,727,574

Other Financial instruments - Assets
Futures Contracts	$270,788	$—	$—	$270,788

Total Other Financial instruments - Assets	$270,788	$—	$—	$270,788

Sound Point Fund (1)	Level 1	Level 2	Level 3	Total
Common Stock	$231,638	$—	$—	$231,638
Warrants	—	—	—	—
Bank Loan Obligations (2)	—	457,746,466	—	457,746,466
Corporate Obligations	—	5,569,643	—	5,569,643
Short-Term Investments - Money Market Funds	229,811,970	—	—	229,811,970

Total Investments in Securities	$230,043,608	$463,316,109	$—	$693,359,717

(1)	Refer to the Schedule of Investments for Industry Information.
(2)	Unfunded Loan Commitments represent $1,931,619 at period end.

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended February 28, 2017, there were no transfers between levels for the Sound Point Fund.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

The following is a reconciliation of Level 3 assets of the SiM HYO Fund, for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Domestic Obligations	Foreign Convertible Obligations	Total
Beginning Balance as of 8/31/2016	$4,608,500	$1,097,045	$5,705,545
Purchases	9,779	—	9,779
Sales	—	—	—
Accrued Discounts (Premiums)	(314,443)	—	(314,443)
Realized Gain (Loss)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	1,538,186	(272,440)	1,265,746
Transfers into Level 3	—	—	—
Transfers out of Level 3	1,467,022	—	1,467,022

Ending Balance 2/28/2017	$4,375,000	$824,605	$5,199,605

Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 2/28/2017(1)	$1,538,186	$(272,440)	$1,265,746

(1)	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

The following is a summary of significant unobservable inputs used in the fair valuation of the asset categorized within Level 3 of the fair value hierarchy:

Security Type	Fair Value At 2/28/2017	Valuation Technique	Unobservable Inputs	Input Assumptions	Fair Value at 2/28/2017 per share
Foreign Convertible Obligations	$824,605	Expected Debt for Equity Swap in Recapitalization	Projected EBITDA, EBITDA Multiple, discount rate for uncertainty	Projected EBITDA, Valuation Multiple, Liquidity discount (2)	5.54 EUR/ 5.87 USD
Corporate Obligations	$4,375,000	Comparison of Yield to similar Debt Instruments	Comparative yields, Liquidity Discount	Comparative yields, Liquidity Discount (3)	87.50 USD

(2)	These obligations are placeholders for a package of notes received in the bankruptcy restructuring. The key assumptions used in the valuation include projected EBITDA of 70 million Euro, 8x EBITDA multiple based on comparable companies, and a 15% liquidity discount. The valuation estimate will change if the debt for equity swap does not occur or if any of the assumptions change.
(3)	These obligations are secured by collateral. Valuation may change if the yields of comparative bonds change, or the level of collateral coverage declines, or if the market imputes a higher liquidity discount to these bonds than presently incorporated into the fair value.

4. Securities and Other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, a Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle a Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Bank Loans and Senior Loans

Loans are typically administered by a bank, insurance company, finance company or other financial institution (the “agent”) for a lending syndicate of financial institutions. In a typical loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. In addition, an institution (which may be the agent) may hold collateral on behalf of the lenders. Typically, under loan agreements, the agent is given broad authority in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. In asserting rights against a borrower, a Fund normally will be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of purchasers of loans are subject to the claims of the agent’s general or secured creditors, a Fund might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. A Fund may be subject to similar risks when it buys a participation interest or an assignment from an intermediary.

Bank loans can be fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. In connection with purchasing participations in such instruments, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. When the Fund purchases assignments from lenders, the Funds will acquire direct rights against the borrower on the loan.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive

32

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate debt and other fixed-income securities.

Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Delayed Funding Loans and Revolving Credit Facilities

A Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid in accordance with procedures established by the Trust’s Board, in an amount sufficient to meet such commitments.

A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Floating Rate Loan Interests

Floating rate loan interests held by the Funds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Funds considers these investments to be investments in debt securities for purposes of its investment policies.

33

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

When the Funds purchase a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ investment in Participations involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Funds having a direct contractual relationship with the borrower, and the Funds may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable CDs, bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of

34

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce a Fund’s rights as an investor.

Payment-In-Kind Securities

The SiM HYO Fund may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statements of Assets and Liabilities.

Inflation-Indexed Bonds

The SiM HYO Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Illiquid and restricted securities outstanding at the period ended February 28, 2017 are disclosed in the Notes to the Schedules of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for each Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the period ended February 28, 2017, the SIM HYO Fund entered into future contracts primarily for return enhancement, hedging and exposing cash to markets.

36

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

Average Futures Contracts Outstanding
Fund	Period ended February 28, 2017
SiM HYO	611

The following is a summary of the SIM HYO Fund’s derivative financial instruments categorized by risk exposure(1):

Fair Values of financial derivative instruments not accounted for as hedging instruments as of February 28, 2017:

Statement of Assets and Liabilities:	Foreign exchange contracts
Receivable for variation margin from open futures contracts(2)	$270,788

The effect financial derivative instruments not accounted for as hedging instruments for the period ended February 28, 2017:

Statement of Operations:	Foreign exchange contracts
Realized gain (loss) from derivatives recognized as a result from operations:
Net realized gain (loss) from futures contracts	$7,149,069
Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:
Change in net unrealized appreciation (depreciation) of futures contracts	$(3,458,840)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedules of Investment footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below:

Callable Securities Risk

The Funds may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Funds would lose the income that would have been earned to maturity on that security, and the proceeds received by the Funds may be invested in securities paying lower coupon rates and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

37

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Floating Rate Securities Risk

The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, interest payable on floating rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating-rate securities typically increases. Changes in the interest rates of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in interest rates. The value of floating rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

High-Yield Securities Risk

Investing in high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment-grade-securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities.

Interest Rate Risk

The Funds are subject to the risk that the market value of fixed-income securities it holds will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction as movements in interest rates. The Federal Reserve raised the federal funds rate in December 2016, marking only the second such interest rate hike in nearly a decade. The Federal Reserve has signaled additional increases in 2017. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed-income securities are also affected by their durations. Fixed-income securities with longer duration generally have greater sensitivity to changes in interest rates.

Liquidity Risk

The Funds are susceptible to the risk that certain of the floating rate debt securities held by the Funds, such as structured notes and other derivative instruments, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Funds could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Funds. The Funds may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Funds. For example, the Funds may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Loan Interests Risk

Unlike publicly traded common stocks which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding a Fund’s ability to pay redemption proceeds within the allowable time periods stated in its prospectus. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions. When a Fund’s loan interest is a participation, the Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to the Fund, and the Fund may have less control over the exercise of remedies than the party selling the participation interest.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds. To the extent that the Funds invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds. Money market funds are subject to interest rate risk, credit risk, and market risk.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Prepayment Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and a Fund may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk.

Unrated Securities Risk

Because the Funds may purchase securities that are not rated by any rating organization, the sub-advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means a Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may be subject to greater liquidity risk and price volatility.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2017.

SiM High Yield Opportunities Fund

Offsetting of Financial and Derivative Assets as of February 28, 2017:

Description	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Futures contracts(1)	$270,788	$—	$270,788

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of February 28, 2017:

Counterparty	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Cash Collateral Pledged
ADM Investor Services, Inc. (1)	$270,788	$—	$—	$270,788

(1)	The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.

40

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. The tax years for the periods ended August 31, 2013, 2014, 2015, and 2016 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	SiM HYO Fund		Sound Point Fund
	Six Months Ended February 28, 2017	Year Ended August 31, 2016	Six Months Ended February 28, 2017	Year Ended August 31, 2016
Distributions paid from:
Ordinary Income*
Institutional Class	$12,169,951	$14,904,290	$1,982,052	$2,658,210
Y Class	14,318,381	16,700,181	1,913,729	238,499
Investor Class	3,819,333	5,897,681	626,317	400,862
A Class	2,423,466	3,772,084	265,533	110,616
C Class	1,846,452	3,191,376	169,564	34,736
SP Class A	—	—	241,342	699,266
Long-term capital gains
Institutional Class	—	308,528	—	—
Y Class	—	327,657	—	—
Investor Class	—	93,633	—	—
A Class	—	56,686	—	—
C Class	—	45,876	—	—
SP Class A	—	—	—	—
Tax Return of Capital
Institutional Class	—	2,546,029	—	—
Y Class	—	2,703,885	—	—
Investor Class	—	772,676	—	—
A Class	—	467,780	—	—
C Class	—	378,573	—	—
SP Class A	—	—	—	—

Total distributions paid	$34,577,583	$52,166,935	$5,198,537	$4,412,189

*	For tax purposes, short-term capital gains are considered ordinary income distributions.
A	Formally known as Investor class.

41

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

As of February 28, 2017, the components of distributable earnings (deficit) on a tax basis were as follows:

	SiM HYO Fund	Sound Point Fund
Cost basis of investments for federal income tax purposes	$1,199,720,804	$690,866,892
Unrealized appreciation	41,416,912	3,952,686
Unrealized depreciation	(26,410,142)	(1,459,861)

Net unrealized appreciation (depreciation)	15,006,770	2,492,825
Undistributed ordinary income	—	974,091
Undistributed long-term capital gains	—	—
Accumulated capital and other losses	(14,781,684)	—
Other temporary differences	(374,695)	(119,256)

Distributable earnings (deficits)	$(149,609)	$3,347,660

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains (losses) on certain derivative instruments, the realization for tax purposes of unrealized gains (losses) on investments in passive foreign investment companies, and reclassifications of income from real estate investment securities and master limited partnerships.

Due to inherent differences in the recognition of income, expenses and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following reclassified amounts represent current year permanent differences derived from foreign currency, reclassifications of income from real estate investment securities and publicly traded partnerships, dividend reclasses, and return of capital distributions as of February 28, 2017:

	SiM HYO Fund	Sound Point Fund
Paid-in-capital	$(6,334,151)	$—
Undistributed net investment income (loss)	5,721,202	—
Accumulated net realized gain (loss)	612,949	—
Unrealized appreciation (depreciation) of investments in futures contracts	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of February 28, 2017, SiM HYO Fund has $3,042,166 of short-term and $11,739,518 of long term post RIC MOD capital loss carryforwards. The Fund utilized $2,588,974 short-term post RIC MOD capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended February 28, 2017 were as follows:

	Purchases	Sales
SiM HYO Fund (excluding U.S. Government Securities)	$400,323,396	$331,168,857
Sound Point Fund (excluding U.S. Government Securities)	485,845,315	127,468,390

42

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

A summary of the Funds’ direct transactions in the USG Select Fund for the six months ended February 28, 2017, were as follows:

	August 31,			February 28,
	2016			2017
Fund	Shares/Fair Value	Purchases	Sales	Shares/Fair Value	Dividend Income
SiM HYO	$15,615,239	$219,656,401	$223,969,319	$11,302,321	$30,793
Sound Point	17,644,246	316,284,604	104,116,880	229,811,970	141,843

9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six months ended February 28, 2017		Year Ended August 31, 2016
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	8,688,717	$82,911,352	29,098,011	$265,319,517
Reinvestment of dividends	1,259,790	12,030,490	1,922,570	17,530,484
Shares redeemed	(17,660,232)	(169,216,624)	(11,269,780)	(101,717,347)
Redemption Fees	—	1,030	—	52,977

Net increase in shares outstanding	(7,711,725)	$(74,273,752)	19,750,801	$181,185,631

	Y Class
	Six months ended February 28, 2017		Year Ended August 31, 2016
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	25,733,970	$246,654,188	27,765,315	$252,822,449
Reinvestment of dividends	1,374,923	13,140,762	1,963,256	17,908,686
Shares redeemed	(13,892,403)	(132,347,068)	(14,476,514)	(130,154,658)
Redemption Fees	—	(627)	—	57,606

Net increase in shares outstanding	13,216,490	$127,447,255	15,252,057	$140,634,083

	Investor Class
	Six months ended February 28, 2017		Year Ended August 31, 2016
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	4,244,778	$40,357,674	8,609,802	$78,138,524
Reinvestment of dividends	385,209	3,668,750	725,197	6,604,510
Shares redeemed	(4,367,600)	(41,565,571)	(16,589,602)	(149,870,501)
Redemption Fees	—	318	—	19,068

Net increase (decrease) in shares outstanding	262,387	$2,461,171	(7,254,603)	$(65,108,399)

	A Class
	Six months ended February 28, 2017		Year Ended August 31, 2016
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	2,694,365	$25,758,441	3,311,111	$30,339,773
Reinvestment of dividends	197,614	1,889,883	344,844	3,141,370
Shares redeemed	(2,113,117)	(20,154,775)	(3,836,439)	(34,733,101)
Redemption Fees	—	(44)	—	14,139

Net (decrease) in shares outstanding	778,862	$7,493,505	(180,484)	$(1,237,819)

	C Class
	Six months ended February 28, 2017		Year Ended August 31, 2016
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	730,374	$7,006,353	1,532,505	$14,060,397
Reinvestment of dividends	161,692	1,551,850	328,087	2,997,639
Shares redeemed	(976,080)	(9,356,681)	(1,858,565)	(16,848,778)
Redemption Fees	—	184	—	13,440

Net increase in shares outstanding	(84,014)	$(798,294)	2,027	$222,698

43

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

	Institutional Class
	Six months ended February 28, 2017		Year Ended August 31, 2016
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	12,480,121	$128,864,386	5,694,462	$57,882,223
Reinvestment of dividends	146,398	1,507,991	196,489	1,988,198
Shares redeemed	(3,698,604)	(38,210,395)	(3,834,677)	(39,224,396)

Net increase in shares outstanding	8,927,915	$92,161,982	2,056,274	$20,646,025

	Y Class
	Six months ended February 28, 2017		Year Ended August 31, 2016 B
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	22,591,084	$233,141,660	2,273,967	$23,121,921
Reinvestment of dividends	177,501	1,832,682	22,103	225,161
Shares redeemed	(699,347)	(7,211,928)	(48,307)	(492,031)

Net increase in shares outstanding	22,069,238	$227,762,414	2,247,763	$22,855,051

	Investor Class
	Six months ended February 28, 2017		Year Ended August 31, 2016 B
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	8,118,437	$83,514,000	2,785,550	$27,979,631
Reinvestment of dividends	60,683	624,917	39,466	399,746
Shares redeemed	(473,239)	(4,866,162)	(2,467,368)	(25,036,083)

Net increase (decrease) in shares outstanding	7,705,881	$79,272,755	357,648	$3,343,294

	A Class
	Six months ended February 28, 2017		Year Ended August 31, 2016 B
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	2,056,422	$21,188,257	752,395	$7,626,353
Reinvestment of dividends	25,662	264,570	10,835	110,257
Shares redeemed	(326,301)	(3,350,091)	(91,976)	(935,595)

Net (decrease) in shares outstanding	1,755,783	$18,102,736	671,257	$6,801,015

	C Class
	Six months ended February 28, 2017		Year Ended August 31, 2016 B
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,831,781	$18,874,329	312,358	$3,171,177
Reinvestment of dividends	14,008	144,540	3,263	33,184
Shares redeemed	(81,215)	(838,895)	(17,766)	(180,234)

Net increase in shares outstanding	1,764,574	$18,179,974	297,855	$3,024,127

	SP Class A
	Six months ended February 28, 2017		Year Ended August 31, 2016
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	137,817	$1,415,958	1,717,328	$17,720,785
Reinvestment of dividends	23,477	241,317	44,391	448,633
Shares redeemed	(426,685)	(4,369,414)	(630,811)	(6,338,120)

Net increase in shares outstanding	(265,391)	$(2,712,139)	1,130,908	$11,831,298

A	Formally known as Investor Class.
B	For the period of December 11, 2015 through August 31, 2016.

10. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

44

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months		Year Ended August 31,
	Ended
	February 28,
	2017		2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.49		$9.43		$10.35	$10.16	$9.93	$9.42

Income from investment operations:
Net investment income	0.29		0.59		0.57	0.64	0.75	0.77
Net gains (losses) from investments (both realized and unrealized)	0.23		0.05		(0.65)	0.47	0.26	0.51

Total income (loss) from investment operations	0.52		0.64		(0.08)	1.11	1.01	1.28

Less distributions:
Dividends from net investment income	(0.29)		(0.52)		(0.55)	(0.69)	(0.75)	(0.77)
Distributions from net realized gains	—		—		(0.29)	(0.23)	(0.03)	—
Tax Return of Capital	—		(0.06	)A	—	—	—	—

Total distributions	(0.29)		(0.58)		(0.84)	(0.92)	(0.78)	(0.77)

Redemption fees added to beneficial interests E	—		—		—	—	—	—

Net asset value, end of period	$9.72		$9.49		$9.43	$10.35	$10.16	$9.93

Total return B	5.58	%C	7.28%		(0.78)%	11.34%	10.29%	14.19%

Ratios and supplemental data:
Net assets, end of period	$354,556,632		$419,036,240		$230,287,454	$75,388,828	$45,471,117	$62,790,154
Ratios to average net assets:
Expenses, before reimbursements	0.84	%D	0.91%		0.88%	0.86%	0.93%	1.06%
Expenses, net of reimbursements	0.84	%D	0.84%		0.84%	0.84%	0.84%	0.84%
Net investment income, before reimbursements	6.17	%D	6.30%		5.38%	5.88%	7.11%	7.90%
Net investment income, net of reimbursements	6.17	%D	6.37%		5.41%	5.90%	7.20%	8.12%
Portfolio turnover rate	29	%C	57%		43%	38%	65%	43%

	Y Class
	Six Months		Year Ended August 31,
	Ended February 28, 2017		2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.48		$9.42		$10.34	$10.14	$9.92	$9.41

Income from investment operations:
Net investment income	0.29		0.59		0.53	0.64	0.73	0.76
Net gains (losses) from investments (both realized and unrealized)	0.24		0.05		(0.62)	0.46	0.25	0.51

Total income (loss) from investment operations	0.53		0.64		(0.09)	1.10	0.98	1.27

Less distributions:
Dividends from net investment income	(0.29)		(0.52)		(0.54)	(0.67)	(0.73)	(0.76)
Distributions from net realized gains	—		—		(0.29)	(0.23)	(0.03)	—
Tax Return of Capital	—		(0.06	)A	—	—	—	—

Total distributions	(0.29)		(0.58)		(0.83)	(0.90)	(0.76)	(0.76)

Redemption fees added to beneficial interests E	—		—		—	—	—	—

Net asset value, end of period	$9.72		$9.48		$9.42	$10.34	$10.14	$9.92

Total return B	5.67	%C	7.21%		(0.87)%	11.33%	10.08%	14.09%

Ratios and supplemental data:
Net assets, end of period	$585,996,985		$446,395,255		$300,014,547	$247,179,395	$87,638,664	$19,129,077
Ratios to average net assets:
Expenses, before reimbursements	0.88	%D	0.91%		0.91%	0.94%	0.99%	1.09%
Expenses, net of reimbursements	0.88	%D	0.91%		0.93%	0.94%	0.93%	0.94%
Net investment income, before reimbursements	6.08	%D	6.28%		5.32%	5.77%	6.77%	7.92%
Net investment income, net of reimbursements	6.08	%D	6.29%		5.30%	5.77%	6.82%	8.07%
Portfolio turnover rate	29	%C	57%		43%	38%	65%	43%

A	The tax return of capital is calculated based on shares outstanding at time of distribution.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not Annualized.
D	Annualized.
E	Amount represents less than $0.01 per share.

45

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months		Year Ended August 31,
	Ended February 28, 2017		2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.45		$9.40		$10.32	$10.12	$9.90	$9.38

Income from investment operations:
Net investment income	0.28		0.50		0.50	0.56	0.71	0.73
Net gains (losses) from investments (both realized and unrealized)	0.24		0.10		(0.61)	0.52	0.25	0.52

Total income (loss) from investment operations	0.52		0.60		(0.11)	1.08	0.96	1.25

Less distributions:
Dividends from net investment income	(0.28)		(0.49)		(0.52)	(0.65)	(0.71)	(0.73)
Distributions from net realized gains	—		—		(0.29)	(0.23)	(0.03)	—
Tax Return of Capital	—		(0.06	) A	—	—	—	—

Total distributions	(0.28)		(0.55)		(0.81)	(0.88)	(0.74)	(0.73)

Redemption fees added to beneficial interests E	—		—		—	—	—	—

Net asset value, end of period	$9.69		$9.45		$9.40	$10.32	$10.12	$9.90

Total return B	5.55	%C	6.82%		(1.14)%	11.08%	9.84%	13.92%

Ratios and supplemental data:
Net assets, end of period	$135,291,350		$129,503,495		$196,928,349	$199,533,521	$248,052,347	$150,395,958
Ratios to average net assets:
Expenses, before reimbursements	1.12	%D	1.17%		1.19%	1.11%	1.15%	1.23%
Expenses, net of reimbursements	1.12	%D	1.18%		1.19%	1.11%	1.17%	1.19%
Net investment income, before reimbursements	5.86	%D	5.97%		5.05%	5.68%	6.81%	7.74%
Net investment income, net of reimbursements	5.86	%D	5.96%		5.05%	5.68%	6.79%	7.78%
Portfolio turnover rate	29	%C	57%		43%	38%	65%	43%

	A Class
	Six Months		Year Ended August 31,
	Ended February 28, 2017		2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.49		$9.43		$10.36	$10.15	$9.92	$9.41

Income from investment operations:
Net investment income	0.28		0.54		0.49	0.57	0.69	0.72
Net gains (losses) from investments (both realized and unrealized)	0.23		0.07		(0.62)	0.49	0.26	0.51

Total income (loss) from investment operations	0.51		0.61		(0.13)	1.06	0.95	1.23

Less distributions:
Dividends from net investment income	(0.27)		(0.49)		(0.51)	(0.62)	(0.69)	(0.72)
Distributions from net realized gains	—		—		(0.29)	(0.23)	(0.03)	—
Tax Return of Capital	—		(0.06	)A	—	—	—	—

Total distributions	(0.27)		(0.55)		(0.80)	(0.85)	(0.72)	(0.72)

Redemption fees added to beneficial interests E	—		—		—	—	—	—

Net asset value, end of period	$9.73		$9.49		$9.43	$10.36	$10.15	$9.92

Total return B	5.50	%C	6.87%		(1.27)%	10.87%	9.74%	13.63%

Ratios and supplemental data:
Net assets, end of period	$89,500,705		$79,917,424		$81,147,262	$93,060,715	$76,146,389	$42,832,447
Ratios to average net assets:
Expenses, before reimbursements	1.19	% D	1.23%		1.22%	1.33%	1.41%	1.53%
Expenses, net of reimbursements	1.19	% D	1.24%		1.24%	1.32%	1.35%	1.34%
Net investment income, before reimbursements	5.77	% D	5.99%		5.01%	5.44%	6.53%	7.44%
Net investment income, net of reimbursements	5.77	% D	5.98%		4.99%	5.45%	6.60%	7.62%
Portfolio turnover rate	29	%C	57%		43%	38%	65%	43%

A	The tax return of capital is calculated based on shares outstanding at time of distribution.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not Annualized
D	Annualized.
E	Amount represents less than $0.01 per share.

46

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months		Year Ended August 31,
	Ended February 28, 2017		2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.53		$9.47		$10.40	$10.16	$9.94	$9.42

Income from investment operations:
Net investment income	0.24		0.48		0.42	0.49	0.62	0.65
Net gains (losses) from investments (both realized and unrealized)	0.24		0.06		(0.62)	0.50	0.25	0.52

Total income (loss) from investment operations	0.48		0.54		(0.20)	0.99	0.87	1.17

Less distributions:
Dividends from net investment income	(0.24)		(0.48)		(0.44)	(0.52)	(0.62)	(0.65)
Distributions from net realized gains	—		—		(0.29)	(0.23)	(0.03)	—
Tax Return of Capital	—		(0.05	)A	—	—	—	—

Total distributions	(0.24)		(0.48)		(0.73)	(0.75)	(0.65)	(0.65)

Redemption fees added to beneficial interests E	—		—		—	—	—	—

Net asset value, end of period	$9.77		$9.53		$9.47	$10.40	$10.16	$9.94

Total return B	5.11	%C	6.08%		(1.98)%	10.12%	8.81%	12.90%

Ratios and supplemental data:
Net assets, end of period	$74,696,405		$73,668,689		$73,213,378	$76,536,190	$60,829,392	$26,678,852
Ratios to average net assets:
Expenses, before reimbursements	1.94	% D	1.97%		1.97%	2.08%	2.15%	2.26%
Expenses, net of reimbursements	1.94	% D	1.99%		1.99%	2.07%	2.09%	2.09%
Net investment income, before reimbursements	5.06	% D	5.26%		4.26%	4.68%	5.76%	6.70%
Net investment income, net of reimbursements	5.06	% D	5.25%		4.24%	4.69%	5.82%	6.87%
Portfolio turnover rate	29	%C	57%		43%	38%	65%	43%

A	The tax return of capital is calculated based on shares outstanding at time of distribution.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not Annualized.
D	Annualized.
E	Amount represents less than $0.01 per share.

47

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months		Year Ended August 31,						December 3,
	Ended								2012F to
	February 28,								August 31,
	2017		2016		2015		2014		2013
	(unaudited)
Net asset value, beginning of period	$10.20		$10.38		$10.49		$10.58		$10.00

Income from investment operations:
Net investment income	0.23		0.51		0.52	D	0.57		0.14
Net gains (losses) from investments (both realized and unrealized)	0.17		(0.10)		0.06		0.14		0.50

Total income from investment operations	0.40		0.41		0.58		0.71		0.64

Less distributions:
Dividends from net investment income	(0.23)		(0.55)		(0.52)		(0.58)		(0.06)
Distributions from net realized gains	(0.02)		(0.04)		(0.17)		(0.22)		—

Total distributions	(0.25)		(0.59)		(0.69)		(0.80)		(0.06)

Net asset value, end of period	$10.35		$10.20		$10.38		$10.49		$10.58

Total return A	3.97	%B	4.12%		5.75%		6.92%		6.40	%B

Ratios and supplemental data:
Net assets, end of period	$156,473,584		$63,147,618		$42,903,291		$19,578,492		$17,179,147
Ratios to average net assets:
Expenses, before reimbursements	0.85	%C	1.26%		1.88%		2.37%		3.33	% C
Expenses, net of reimbursements	0.83	%C	0.92	% H	0.90%		1.58	% I	2.08	% C
Net investment income (loss), before reimbursements	4.36	%C	4.78%		4.06%		4.56%		(0.86	)% C
Net investment income, net of reimbursements	4.38	%C	5.12%		5.04%		5.35%		2.11	% C
Portfolio turnover rate	57	%B	168%		196%		165%		197	%B

			Y Class				Investor Class
			Six Months		December 11,		Six Months		December 11,
			Ended		2015G to		Ended		2015G to
			February 28,		August 31,		February 28,		August 31,
			2017		2016		2017		2016
			(unaudited)				(unaudited)
Net asset value, beginning of period			$10.21		$10.34		$10.18		$10.33

Income from investment operations:
Net investment income			0.22		0.53		0.24		0.50
Net gains (losses) from investments (both realized and unrealized)			0.18		(0.09)		0.15		(0.09)

Total income from investment operations			0.40		0.44		0.39		0.41

Less distributions:
Dividends from net investment income			(0.23)		(0.53)		(0.22)		(0.52)
Distributions from net realized gains			(0.02)		(0.04)		(0.02)		(0.04)

Total distributions			(0.25)		(0.57)		(0.24)		(0.56)

Net asset value, end of period			$10.36		$10.21		$10.33		$10.18

Total return A			3.92	%B	4.37	%B	3.86	%B	4.16	%B

Ratios and supplemental data:
Net assets, end of period			$251,868,199		$22,952,034		$83,283,879		$3,641,581
Ratios to average net assets:
Expenses, before reimbursements			0.88	%C	1.42	% C	1.03	% C	1.31	% C
Expenses, net of reimbursements			0.88	%C	0.94	% C	1.03	% C	1.22	% C
Net investment income, before reimbursements			4.04	%C	4.64	% C	3.84	% C	4.26	% C
Net investment income, net of reimbursements			4.04	%C	5.11	% C	3.84	% C	4.35	% C
Portfolio turnover rate			57	%B	168	% E	57	%B	168	% E

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Per share amounts have been calculated using the average shares method.
E	Portfolio turnover is for the period from September 1, 2015 through August 31, 2016 and is annualized.
F	Commencement of Operations for the Predecessor Fund.
G	Commencement of Operations.
H	Expense ratios may exceed stated expense caps in Note 2 due to pre-adoption expenses.
I	The expense limitation for the Institutional Class shares was reduced from 1.60% to 0.90% upon reorganization into the Trust. Prior to the reorganization on May 31, 2014, the Fund was organized as a closed-end, non-diversified, management investment company.

48

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class				C Class
	Six Months		December 11,		Six Months		December 11,
	Ended		2015G to		Ended		2015G to
	February 28,		August 31,		February 28,		August 31,
	2017		2016		2017		2016
	(unaudited)				(unaudited)
Net asset value, beginning of period	$10.20		$10.33		$10.21		$10.33

Income from investment operations:
Net investment income	0.21		0.51		0.17		0.45
Net gains (losses) from investments (both realized and unrealized)	0.17		(0.10)		0.16		(0.08)

Total income from investment operations	0.38		0.41		0.33		0.37

Less distributions:
Dividends from net investment income	(0.21)		(0.50)		(0.17)		(0.45)
Distributions from net realized gains	(0.02)		(0.04)		(0.02)		(0.04)

Total distributions	(0.23)		(0.54)		(0.19)		(0.49)

Net asset value, end of period	$10.35		$10.20		$10.35		$10.21

Total return A	3.75	%B	4.13	%B	3.46	%B	3.67	%B

Ratios and supplemental data:
Net assets, end of period	$25,122,644		$6,849,306		$21,354,688		$3,040,244
Ratios to average net assets:
Expenses, before reimbursements	1.21	% C	1.67	% C	1.93	% C	2.55	% C
Expenses, net of reimbursements	1.21	% C	1.24	% C	1.93	% C	1.99	% C
Net investment income, before reimbursements	3.83	% C	4.51	% C	2.97	% C	3.50	% C
Net investment income, net of reimbursements	3.83	% C	4.93	% C	2.97	% C	4.06	% C
Portfolio turnover rate	57	%B	168	% E	57	%B	168	%E

	SP ClassI
	Six Months		Year Ended August 31,
	Ended						May 30, 2013F to
	February 28,						August 31,
	2017		2016		2015		2014
	(unaudited)
Net asset value, beginning of period	$10.19		$10.38		$10.49		$10.62	J

Income from investment operations:
Net investment income	0.16		0.30		0.43	D	0.13
Net gains from investments (both realized and unrealized)	0.23		0.07		0.12		(0.00	)K

Total income from investment operations	0.39		0.37		0.55		0.13

Less distributions:
Dividends from net investment income	(0.22)		(0.52)		(0.49)		(0.26)
Distributions from net realized gains	(0.02)		(0.04)		(0.17)		—

Total distributions	(0.24)		(0.56)		(0.66)		(0.26)

Net asset value, end of period	$10.34		$10.19		$10.38		$10.49

Total return A	3.84	%B	3.70%		5.53%		1.19	%B

Ratios and supplemental data:
Net assets, end of period	$9,076,046		$11,651,032		$125,577		$1,138
Ratios to average net assets:
Expenses, before reimbursements	1.11	% C	1.49%		1.74%		1.95	% C
Expenses, net of reimbursements	1.11	% C	1.19	% H	1.15%		1.15	% C
Net investment income, before reimbursements	4.35	% C	4.01%		3.59%		3.70	% C
Net investment income, net of reimbursements	4.35	% C	4.30%		4.18%		4.50	% C
Portfolio turnover rate	57	%B	168%		196%		17	% B

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Per share amounts have been calculated using the average shares method.
E	Portfolio turnover is for the period from September 1, 2015 through August 31, 2016 and is annualized.
F	Commencement of Operations for the Predecessor Fund.
G	Commencement of Operations.
H	Expense ratios may exceed stated expense caps in Note 2 due to pre-adoption expenses.
I	Prior to the reorganization on December 11, 2015, the SP Class was known as the Investor Class.

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Delivery of Documents

eDelivery is NOW AVAILABLE – Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Institutional, Y, Investor, A, C, and SP Classes	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month for the SiM High Yield Opportunities Fund and sixty days after the end of each quarter for the Sound Point Floating Rate Income Fund.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www. sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN	TRANSFER AGENT	INDEPENDENT REGISTERED	DISTRIBUTOR
State Street Bank and Trust	Boston Financial Data Services	PUBLIC ACCOUNTING FIRM Ernst & Young LLP	Foreside Fund Services, LLC
Boston, Massachusetts	Kansas City, Missouri	Dallas, Texas	Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon SiM High Yield Opportunities Fund and American Beacon Sound Point Floating Rate Income Fund are service marks of American Beacon Advisors, Inc.

SAR 2/17

2017 SEMI-ANNUAL REPORT February 28, 2017 FLEXIBLE BOND FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

FLEXIBLE BOND FUND

Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Investments in high-yield securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Although the Fund has a flexible approach to investing, diversification does not ensure against loss. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	February 28, 2017

President’s Message

Dear Shareholders,

In the weeks ahead of the U.S. presidential election on November 8, 2016, uncertainty about the outcome caused many investors to stay on the sidelines. Some investors questioned whether the election’s result would have negative consequences for their portfolios, although elections have rarely had a lasting effect on the market.

Following the election, the markets responded positively to aspects of the incoming administration’s proposed plans for economic growth; i.e., repatriating jobs from overseas, relaxing regulations, lowering taxes and increasing infrastructure spending. From Election Day 2016 to Inauguration Day 2017, the S&P 500 Index—a broad measure of the performance of large U.S. companies—climbed approximately 6%. From Inauguration Day to February 28, it gained approximately 4%.

Economists anticipated the Federal Reserve would increase the federal funds rate—perhaps as early as mid-March. The Federal Open Market Committee’s confidence in the improving U.S. economy was exhibited in December 2016 when short-term interest rates increased by 0.25% to a range of 0.50% to 0.75%. It was the second increase since 2008; the first increase occurred in December 2015.

For the six-month period that ended February 28, 2017, the Bloomberg Barclays U.S. Aggregate Index, a benchmark for investment-grade U.S. bonds, returned -2.19%. In contrast, during the same period, the Bank of America Merrill Lynch 3 Month LIBOR Constant Maturity Index, a widely used benchmark for short-term interest rates, returned 0.42%; and the Bank of America Merrill Lynch U.S. High Yield Master II Index, which represents domestic, below-investment-grade corporate debt, returned 5.54%.

For the 6 months ended February 28, 2017:

•	American Beacon Flexible Bond Fund (Investor Class) returned 2.05%.

At American Beacon Advisors, we are proud to offer a broad range of global equity and fixed-income funds sub-advised by experienced asset managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our shareholders meet their long-term financial goals.

Thank you for your continued interest in American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr. President American Beacon Funds

American Beacon Flexible Bond FundSM

Performance Overview

February 28, 2017 (Unaudited)

The Investor Class of the Flexible Bond Fund (the “Fund”) returned 2.05% for the six months ended February 28, 2017. The Fund outperformed the Bloomberg Barclays U.S. Aggregate Index return of -2.19% and the BofA Merrill Lynch 3 Month LIBOR Constant Maturity Index return of 0.42% for the same period.

Total Returns for the Period ended February 28, 2017

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class (1,2,4)	AFXIX	2.25%	6.82%	1.19%	1.85%	2.22%
Y Class (1,2,4)	AFXYX	2.15%	6.67%	1.08%	1.73%	2.12%
Investor Class (1,2,4)	AFXPX	2.05%	6.41%	0.84%	1.47%	1.91%
A without Sales Charge (1,2,4)	AFXAX	2.03%	6.29%	0.77%	1.39%	1.78%
A with Sales Charge (1,2,4)	AFXAX	-2.81%	1.21%	-0.86%	0.41%	0.90%
C without Sales Charge (1,2,4)	AFXCX	1.62%	5.48%	0.02%	0.61%	1.13%
C with Sales Charge (1,2,4)	AFXCX	0.62%	4.48%	0.02%	0.61%	1.13%
Bloomberg Barclays U.S. Aggregate Index (3)		-2.19%	1.42%	2.64%	2.24%	2.98%
BofA Merrill Lynch 3 Month LIBOR Constant Maturity Index (3)		0.42%	0.72%	0.41%	0.39%	0.39%

*	Not annualized.
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.
3.	The BofA Merrill Lynch 3 Month LIBOR Constant Maturity Index represents the London interbank offered rate (LIBOR) with a constant 3-month average maturity. LIBOR is a composite of the rates of interest at which banks borrow from one another in the London market, and it is a widely used benchmark for short-term interest rates. The Bloomberg Barclays U.S. Aggregate Index is a market weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.
4.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 1.14%, 1.20%, 1.43%, 1.53%, and 2.27%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund performed well during the period producing positive returns while interest rates rose and the broader bond market (Bloomberg Barclays Aggregate) was negative. The Fund’s duration remained under two years, which was a significant factor in protecting it from rising interest rates. By comparison, the Bloomberg Barclays U.S. Aggregate Index duration ended the period at 6.0 years. Additionally, a large portion of the Fund’s core holdings were global corporate, sovereign and asset-backed securities, which provided incremental yield and performed strongly as credit spreads tightened during the period. Overall, the Fund’s weighted-average credit quality remained investment grade.

Within currencies, the Fund reported gains in its short positions in the euro and Japanese yen, both of which declined in value relative to the U.S. dollar due to their soft economies, central bank easing, and concern over trade protectionism in the U.S. These have been long-standing short positions in the Fund.

The Fund reported losses, however, in its long currency positions in peripheral Europe (non-Euro currencies), the Mexican peso, the British pound and the Malaysian ringgit, all of which declined during the period relative to the U.S. dollar. European exposures were harmed by the surprise Brexit vote and soft economic growth, the peso retreated after Trump’s surprise election victory, and the ringgit was harmed, as were most emerging markets, by trade protectionism rhetoric in the U.S. These long positions have also been maintained for several quarters as their fundamental attractiveness continues. Unfortunately, headline risk continues to cause uncertainty in these markets.

American Beacon Flexible Bond FundSM

Performance Overview

February 28, 2017 (Unaudited)

During the period, the Fund’s overall currency exposures benefitted total returns, primarily due to the short positions in the yen and Euro.

Looking forward, the Fund’s investment managers will continue to allocate investments across a wide range of global markets seeking to achieve the Fund’s goal of providing a positive total return, regardless of market conditions, over a full market cycle.

Top Ten Holdings (% Net Assets)
Fannie Mae TBA, 3.50%, Due 4/13/2047		5.3
U.S. Treasury Note/Bond, 1.625%, Due 7/31/2019		4.6
U.S. Treasury Note/Bond, 1.375%, Due 3/31/2020		4.2
Mexican Bonos Desarrollo, 7.75%, Due 11/13/2042		1.6
U.S. Treasury Note/Bond, 2.875%, Due 11/15/2046		1.6
Japan Treasury Discount Bills, -0.003%, Due 5/29/2017		1.3
Goldman Sachs Group, Inc., 1.357%, Due 11/15/2018		1.3
U.S. Treasury Note/Bond, 2.00%, Due 8/15/2025		1.3
Morgan Stanley, 1.514%, Due 4/25/2018		1.3
Brazil, Nota Do Tesouro Nacional, 10.00%, Due 1/1/2027		1.2
Total Fund Holdings	327

Sector Allocation (% Investments)
Sovereign Obligations		21.2
U.S. Treasury Obligations		18.9
Finance		17.4
Collateralized Mortgage Obligations		13.6
Asset-Backed Obligations		11.3
Agency Mortgage-Backed Obligations		7.5
Service		4.1
Manufacturing		2.3
Telecommunications		0.9
Consumer		0.8
Energy		0.8
Foreign Collateralized Mortgage Obligations		0.8
Transportation		0.3
Municipal Obligations		0.2
Utilities		0.1

American Beacon Flexible Bond FundSM

Expense Example

February 28, 2017 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The Examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2016 through February 28, 2017.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Institutional and Investor Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional and Investor Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon Flexible Bond FundSM

Expense Example

February 28, 2017 (Unaudited)

Flexible Bond Fund

	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period 9/1/2016-2/28/2017*
Institutional Class
Actual	$1,000.00	$1,022.54	$4.51
Hypothetical**	$1,000.00	$1,020.32	$4.51
Y Class
Actual	$1,000.00	$1,021.48	$4.96
Hypothetical**	$1,000.00	$1,019.87	$4.96
Investor Class
Actual	$1,000.00	$1,020.53	$6.36
Hypothetical**	$1,000.00	$1,018.47	$6.36
A Class
Actual	$1,000.00	$1,020.27	$6.51
Hypothetical**	$1,000.00	$1,018.37	$6.51
C Class
Actual	$1,000.00	$1,016.25	$10.25
Hypothetical**	$1,000.00	$1,014.63	$10.24

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.90%, 0.99%, 1.27%, 1.30% and 2.05% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Principal Amount*	Fair Value
DOMESTIC BANK LOAN OBLIGATIONS—1.77%
Consumer—0.23%
ARAMARK Corp., Term Loan E, 3.25%, Due 9/7/2019 A B	$282,056	$284,806

Manufacturing—0.18%
Allison Transmission Holdings, Inc., Term Loan B 3, 1.00%, Due 9/23/2022 A B	225,132	227,664

Service—1.21%
Burlington Coat Factory Warehouse Corp., Term Loan B 4, 3.50%, Due 8/13/2021A B	295,000	293,378
Charter Communications Operating LLC, 2016 Term Loan I, VR, 3.03%, Due 1/15/2024A B C	99,250	99,852
Hilton Worldwide Finance LLC, Term Loan B1, 3.50%, Due 10/26/2020A B C	47,697	48,007
Hilton Worldwide Finance LLC, Term Loan B2, 1.00%, Due 10/25/2023A B C	648,496	651,200
JC Penney Corp., Inc., Term Loan B, VR, 5.25%, Due 6/23/2023A B	268,600	265,186
Serta Simmons Bedding LLC, First Lien Term Loan, VR, 4.538%, Due 11/8/2023A B C	150,000	150,629

		1,508,252

Telecommunications—0.08%
Sprint Communications, Inc., First Lien Term Loan B, VR, 3.313%, Due 2/2/2024 B	100,000	100,143

Transportation—0.07%
Air Canada, 2016 First Lien Term Loan B, VR, 3.755%, Due 10/6/2023 B	90,000	90,675

Total Domestic Bank Loan Obligations (Cost $2,206,264)		2,211,540

CORPORATE AND SOVEREIGN OBLIGATIONS—28.79%
Consumer—0.53%
Anheuser-Busch InBev Finance, Inc., 2.65%, Due 2/1/2021	230,000	232,567
Reynolds American, Inc., 8.125%, Due 6/23/2019	250,000	283,315
Smithfield Foods, Inc., 2.70%, Due 1/31/2020D	140,000	140,629

		656,511

Energy—0.85%
Kinder Morgan, Inc., 5.00%, Due 2/15/2021D	100,000	107,557
Ras Laffan Liquefied Natural Gas Co., Ltd III, 6.75%, Due 9/30/2019E	250,000	277,728
Sabine Pass Liquefaction LLC, 5.00%, Due 3/15/2027C D	100,000	105,852
Shell International Finance BV, 2.25%, Due 11/10/2020	200,000	200,710
Sinopec Group Overseas Development 2014 Ltd., 4.375%, Due 4/10/2024E	200,000	212,470
Tesoro Corp., 4.75%, Due 12/15/2023D	140,000	144,900

		1,049,217

Finance—17.20%
2013-2 Aviation Loan Trust, 3.073%, Due 12/15/2022A D	66,764	60,455
AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 2.75%, Due 5/15/2017	550,000	551,367
AGFC Capital Trust I Limited, 2.772%, Due 1/15/2067A D	300,000	150,000
Air Lease Corp., 2.125%, Due 1/15/2020	250,000	247,389
American Express Credit Corp.,
1.649%, Due 7/31/2018A	820,000	823,160
1.70%, Due 10/30/2019	170,000	168,808
Australia & New Zealand Banking Group Ltd., 2.05%, Due 9/23/2019	250,000	250,181
Banco Santander Chile S.A., 1.915%, Due 4/11/2017A D	880,000	880,000
Bank of America Corp.,
5.65%, Due 5/1/2018	500,000	521,897
2.063%, Due 1/15/2019A	700,000	708,012
1.868%, Due 4/1/2019A	535,000	540,044
7.625%, Due 6/1/2019	100,000	112,087
4.125%, Due 1/22/2024	100,000	104,681
Bank of America NA, 5.30%, Due 3/15/2017	250,000	250,358
BB&T Corp., 2.625%, Due 6/29/2020	600,000	608,414
BNZ International Funding Ltd/London, 2.40%, Due 2/21/2020D	250,000	250,558
Citigroup, Inc.,
1.554%, Due 5/1/2017A	500,000	500,328
1.727%, Due 4/27/2018A	595,000	597,641

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Principal Amount*	Fair Value
Finance—17.20% (continued)
2.90%, Due 12/8/2021	$240,000	$240,686
Credit Suisse Group Funding Guernsey Ltd., 3.75%, Due 3/26/2025	250,000	245,085
Deutsche Bank AG, 4.25%, Due 10/14/2021D	200,000	202,262
DNB Bank ASA, 2.375%, Due 6/2/2021D	300,000	297,053
Fifth Third Bancorp, 2.875%, Due 7/27/2020	600,000	610,110
Goldman Sachs Group, Inc.,
2.139%, Due 11/15/2018A	1,610,000	1,629,367
7.50%, Due 2/15/2019	232,000	256,436
2.60%, Due 4/23/2020	130,000	130,908
HSBC Holdings PLC, 2.65%, Due 1/5/2022F	200,000	197,259
Hyundai Capital Services, Inc., 3.00%, Due 3/6/2022D	230,000	229,650
International Lease Finance Corp.,
3.875%, Due 4/15/2018	130,000	132,861
5.875%, Due 4/1/2019	80,000	85,880
JPMorgan Chase & Co.,
1.938%, Due 1/25/2018A	640,000	644,349
2.75%, Due 6/23/2020	250,000	254,408
4.40%, Due 7/22/2020	10,000	10,704
2.535%, Due 3/1/2021A	300,000	308,842
JPMorgan Chase Bank NA, 6.00%, Due 10/1/2017	300,000	307,846
KeyCorp, 2.90%, Due 9/15/2020	300,000	305,547
Kommunalbanken AS, 1.300%, Due 6/16/2020A D	634,000	638,197
Macquarie Bank Ltd., 1.662%, Due 10/27/2017A D	610,000	611,931
Manulife Financial Corp., 4.061%, Due 2/24/2032	260,000	261,527
Mitsubishi UFJ Financial Group, Inc.,
2.19%, Due 9/13/2021	200,000	195,011
2.998%, Due 2/22/2022	210,000	211,865
Mizuho Financial Group, 2.632%, Due 4/12/2021D	210,000	208,663
Mizuho Financial Group, Inc., 2.953%, Due 2/28/2022	200,000	200,230
Morgan Stanley,
2.318%, Due 4/25/2018A	1,600,000	1,618,304
7.30%, Due 5/13/2019	300,000	333,136
5.50%, Due 7/24/2020	350,000	383,962
New York Life Global Funding, 1.50%, Due 10/24/2019D	350,000	346,220
Santander UK PLC, 2.50%, Due 3/14/2019F	300,000	302,647
Shinhan Bank, 1.659%, Due 4/8/2017A D	1,430,000	1,430,429
Skandinaviska Enskilda Banken AB, 2.625%, Due 11/17/2020D	350,000	352,488
Toronto Dominion Bank, 2.009%, Due 4/7/2021A	150,000	152,353
UBS AG, 5.125%, Due 5/15/2024E	300,000	307,125
Wells Fargo & Co., 2.60%, Due 7/22/2020	100,000	101,239
Westpac Banking Corp., 2.60%, Due 11/23/2020	410,000	412,704

		21,482,664

Manufacturing—2.21%
Broadcom Corp / Broadcom Cayman Finance Ltd., 3.00%, Due 1/15/2022D	100,000	99,992
Daimler Finance North America LLC,
1.875%, Due 1/11/2018C D	400,000	401,007
2.30%, Due 1/6/2020C D	200,000	200,593
Diamond 1 Finance Corp / Diamond 2 Finance Corp.,
3.48%, Due 6/1/2019D	50,000	51,131
4.42%, Due 6/15/2021D	270,000	283,134
Electronic Arts, Inc., 3.70%, Due 3/1/2021	70,000	72,725
First Data Corp., 5.375%, Due 8/15/2023D	210,000	218,400
FLIR Systems, Inc., 3.125%, Due 6/15/2021	170,000	170,980
Ford Motor Credit Co., LLC, 1.863%, Due 6/15/2018A C	745,000	748,616
Hewlett Packard Enterprise Co., 3.85%, Due 10/15/2020	260,000	266,833
Roper Technologies, Inc., 2.80%, Due 12/15/2021	240,000	240,778

		2,754,189

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

		Principal Amount*	Fair Value
Service—3.09%
AbbVie, Inc.,
2.50%, Due 5/14/2020		$100,000	$100,587
3.60%, Due 5/14/2025		100,000	99,579
Actavis Funding SCS, 3.00%, Due 3/12/2020		400,000	407,445
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, Due 7/23/2022C		100,000	104,951
Dignity Health, 2.637%, Due 11/1/2019		300,000	302,351
DISH DBS Corp., 4.625%, Due 7/15/2017		680,000	686,800
ERAC USA Finance LLC, 4.50%, Due 8/16/2021C D		350,000	373,552
Gilead Sciences, Inc., 2.55%, Due 9/1/2020		430,000	434,391
HCA, Inc., 6.50%, Due 2/15/2020		200,000	219,558
Mastercard, Inc., 2.00%, Due 11/21/2021		340,000	337,899
New Red Finance, Inc., 6.00%, Due 4/1/2022D		105,000	109,495
Numericable Group S.A., 7.375%, Due 5/1/2026D		200,000	207,250
Tencent Holdings Ltd., 2.875%, Due 2/11/2020D		200,000	201,911
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, Due 7/21/2021		100,000	96,380
Universal Health Services, Inc., 4.75%, Due 8/1/2022D		70,000	72,100
Zimmer Biomet Holdings, Inc., 3.15%, Due 4/1/2022		100,000	100,325

			3,854,574

Sovereign—3.68%
Brazil, Petrobras Global Finance BV, 8.375%, Due 5/23/2021		250,000	278,825
Dominican Republic International Bond, 7.50%, Due 5/6/2021D		260,000	287,625
Guatemala Government Bond, 5.75%, Due 6/6/2022D		240,000	261,235
Honduras Government International Bond, 8.75%, Due 12/16/2020D		240,000	272,400
Hungary Government International Bond, 6.25%, Due 1/29/2020		280,000	308,084
Indonesia Government International Bond, 5.875%, Due 3/13/2020D		100,000	109,746
Norway, Eksportfinans ASA, 5.50%, Due 6/26/2017		600,000	606,360
Romanian Government International Bond, 6.75%, Due 2/7/2022E		300,000	347,100
Serbia International Bond, 5.875%, Due 12/3/2018D		240,000	252,361
Slovenia Government Bond, 5.85%, Due 5/10/2023E		100,000	114,220
South Korea, Export-Import Bank of Korea, 5.00%, Due 4/11/2022		200,000	220,982
Supranational, Corporacion Andina de Fomento,
1.589%, Due 1/29/2018A		880,000	880,428
2.00%, Due 5/10/2019		425,000	426,144
Vietnam Government International Bond, 6.75%, Due 1/29/2020D		200,000	218,842

			4,584,352

Telecommunications—0.88%
AT&T, Inc., 2.45%, Due 6/30/2020		400,000	400,974
Frontier Communications Corp., 6.25%, Due 9/15/2021		300,000	286,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 3.36%, Due 3/20/2023C D		200,000	200,750
Verizon Communications, Inc., 2.709%, Due 9/14/2018A		200,000	204,774

			1,092,998

Transportation—0.25%
American Airlines 2016-3 Class A Pass Through Trust, 3.25%, Due 4/15/2030		100,000	97,000
Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.125%, Due 4/29/2018		210,000	218,925

			315,925

Utilities—0.09%
Dominion Resources, Inc., 2.00%, Due 8/15/2021		110,000	107,295

Total Corporate and Sovereign Obligations (Cost $35,736,382)			35,897,725

FOREIGN CORPORATE AND SOVEREIGN OBLIGATIONS—20.03%
Energy—0.08%
Gazprom OAO Via Gaz Capital S.A., 3.755%, Due 3/15/2017 E	EUR	100,000	106,009

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

		Principal Amount*	Fair Value
Finance—1.23%
Banco Bilbao Vizcaya Argentaria S.A., 7.00%, Due 12/29/2049A E	EUR	200,000	$207,644
Banco Popular Español S.A., 10.743%, Due 10/29/2049A E	EUR	200,000	213,747
Bank of America Corp., 4.179%, Due 10/21/2025A E G	MXN	3,000,000	168,728
Lloyds Banking Group PLC, 7.625%, Due 12/29/2049E F	GBP	500,000	674,712
Novo Banco S.A.,
5.00%, Due 4/23/2019E	EUR	100,000	94,447
5.00%, Due 5/23/2019E	EUR	100,000	94,553
Royal Bank of Scotland PLC, 6.934%, Due 4/9/2018A F	EUR	50,000	56,750

			1,510,581

Sovereign—18.73%
Argentine Republic Government International Bond, 3.875%, Due 1/15/2022E	EUR	400,000	417,192
Australia, Queensland Treasury Corp., 5.75%, Due 7/22/2024E	AUD	1,090,000	996,064
Austria, KAF Kaerntner Ausgleichszahlungs-Fonds, 0.01%, Due 1/14/2032D	EUR	95,440	87,503
Brazil, Nota Do Tesouro Nacional,
10.00%, Due 1/1/2025	BRL	2,250,000	716,388
10.00%, Due 1/1/2027	BRL	4,735,000	1,498,253
Greece, Hellenic Republic Government Bond,
3.375%, Due 7/17/2017D E	EUR	100,000	102,859
4.75%, Due 4/17/2019D E	EUR	50,000	49,677
Greece, Hellenic Republic Government International Bond, 3.80%, Due 8/8/2017	JPY	30,000,000	254,350
Hungary Government Bond,
6.00%, Due 11/24/2023	HUF	260,000,000	1,080,665
5.50%, Due 6/24/2025	HUF	100,000,000	400,481
Indonesia Government Bond,
8.375%, Due 3/15/2024	IDR	9,800,000,000	771,596
9.00%, Due 3/15/2029	IDR	1,900,000,000	153,727
8.75%, Due 2/15/2044	IDR	11,700,000,000	910,573
Japan Treasury Discount Bills, -0.003%, Due 5/29/2017	JPY	180,000,000	1,603,106
Malaysia Government Bond,
3.659%, Due 10/15/2020	MYR	2,080,000	468,887
4.048%, Due 9/30/2021	MYR	1,105,000	251,910
3.62%, Due 11/30/2021	MYR	940,000	210,789
3.48%, Due 3/15/2023	MYR	2,885,000	633,144
Mexican Bonos, 7.75%, Due 11/23/2034	MXN	6,500,000	323,310
Mexican Bonos Desarr,
8.50%, Due 5/31/2029H	MXN	25,600,000	1,371,403
8.50%, Due 11/18/2038H	MXN	24,500,000	1,304,793
7.75%, Due 11/13/2042H	MXN	40,800,000	2,010,910
New Zealand Government Bond, 5.50%, Due 4/15/2023E	NZD	780,000	645,069
Nigeria Government Bond, 5.125%, Due 7/12/2018E		200,000	203,008
Poland Government Bond, 3.25%, Due 7/25/2025	PLN	3,355,000	804,741
Portugal, Obrigacoes do Tesouro, 4.95%, Due 10/25/2023D E	EUR	930,000	1,086,912
South Africa Government Bond,
6.75%, Due 3/31/2021	ZAR	3,465,000	253,321
6.50%, Due 2/28/2041	ZAR	16,030,000	872,127
8.75%, Due 2/28/2048	ZAR	12,795,000	889,578
United Kingdom Treasury Bill,
0.13%, Due 4/10/2017	GBP	1,200,000	1,488,654
0.08%, Due 5/8/2017	GBP	1,200,000	1,488,385

			23,349,375

Total Foreign Corporate and Sovereign Obligations (Cost $28,672,939)			24,965,965

ASSET-BACKED OBLIGATIONS—11.94%
Apidos CLO XXII, 4.830%, Due 10/20/2027, 2015 22A CA D		$400,000	401,954
Carlyle Global Market Strategies Ltd., CLO, 2.507%, Due 4/27/2027, 2015 2A A1A D		250,000	250,797
Carrington Mortgage Loan Trust, 1.031%, Due 2/25/2037, 2007 FRE1 A3A		500,000	392,084
Colony American Homes 2014-2, 1.727%, Due 7/17/2031, A D		212,366	212,385

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Principal Amount*	Fair Value
Asset-Backed Obligations—11.94% (continued)
Countrywide Asset-Backed Certificates Trust,
1.448%, Due 8/25/2035, 2005 3 MV5A	$400,000	$388,611
0.908%, Due 12/25/2036, 2006 12 1AA	137,767	136,443
Drive Auto Receivables Trust 2016-B, 4.53%, Due 8/15/2023, 2016 BA DD	550,000	564,412
First Franklin Mortgage Loan Trust, 1.131%, Due 11/25/2035, 2005 FF10 A5A	1,000,000	816,964
First Investors Auto Owner, 4.70%, Due 4/18/2022, 2016 1A DD	500,000	519,585
GoldenTree Loan Opportunities VII Ltd., CLO, 2.188%, Due 4/25/2025, 2013 7A AD	500,000	499,645
GSAMP Trust, 0.891%, Due 12/25/2036, 2007 FM1 A2B	1,442,381	796,017
Invitation Homes Trust, 2.118%, Due 6/17/2032, 2015 SFR2 AA D	293,195	293,947
Madison Park Funding Ltd., CLO,
1.216%, Due 3/22/2021, 2007 4A A1AA D	1,130,520	1,126,323
2.475%, Due 1/19/2025, 2014 13A AA D	250,000	250,056
Madison Park Funding XIII Ltd., 1.00%, Due 1/19/2025, A D	250,000	249,875
Morgan Stanley ABS Capital I Inc. Trust,
0.828%, Due 7/25/2036, 2006 WMC2 A2FPA	74,473	33,246
0.928%, Due 11/25/2036, 2007 HE1 A2CA	472,395	290,136
Morgan Stanley Home Equity Loan Trust, 0.871%, Due 4/25/2037, 2007 2 A1A	1,053,655	656,250
Nomura Home Equity Loan Inc., Home Equity Loan Trust, 1.108%, Due 10/25/2036, 2006 AF1 A4	1,077,596	378,968
Oak Hill Credit Partners, CLO, 2.150%, Due 4/20/2025, 2013 8A AD	500,000	500,248
Oakwood Mortgage Investors, Inc., 6.61%, Due 6/15/2031, 2001 C A3	308,037	116,079
Octagon Investment Partners 24 Ltd., CLO, 2.502%, Due 5/21/2027, 2015 1A A1A D	250,000	250,723
OHA Credit Partners XI Ltd., CLO, 5.330%, Due 10/20/2028, 2015 11A DA D	600,000	608,362
Prestige Auto Receivables Trust, 5.15%, Due 11/15/2021, 2016 1A DD	400,000	417,410
RAAC Series Trust, 1.178%, Due 9/25/2045, 2006 SP1 M1A	800,000	689,430
Renaissance Home Equity Loan Trust, 5.612%, Due 4/25/2037, 2007 1 AF3	948,123	472,625
Residential Asset Securities Corp.,
1.358%, Due 7/25/2033, 2003 KS5 AIIBA	5,724	5,185
1.218%, Due 1/25/2036, 2005 KS12 M1A	175,000	172,593
Santander Drive Auto Receivables Trust, 3.49%, Due 5/17/2021, 2015 3 D	350,000	357,017
Thacher Park CLO Ltd., 1.00%, Due 10/20/2026, A D	500,000	499,750
Tralee CDO Ltd., 2.380%, Due 7/20/2026, 2014 3A A2D	600,000	600,163
Venture XVII CLO Ltd., 2.503%, Due 7/15/2026, 2014 17A AA D	600,000	602,142
VOLT XXII LLC, 3.50%, Due 2/25/2055, 2015 NPL4 A1C D	197,331	197,794
VOLT XXXIV LLC, 3.25%, Due 2/25/2055, 2015 NPL7 A1C D	324,398	323,967
VOLT XXXVIII LLC, 3.875%, Due 9/25/2045, 2015 NP12 A1C D	443,884	444,977
Wells Fargo Home Equity Asset-Backed Securities Trust, 1.008%, Due 4/25/2037, 2007 2 A3A .	419,967	378,263

Total Asset-Backed Obligations (Cost $14,818,726)		14,894,426

COLLATERALIZED MORTGAGE OBLIGATIONS—14.38%
Adjustable Rate Mortgage Trust, 3.346%, Due 9/25/2035, 2005 5 2A1	51,296	42,658
American Home Mortgage Investment Trust,
3.187%, Due 10/25/2034, 2004 3 5AA	23,867	23,921
2.852%, Due 9/25/2045, 2005 2 4A1A	4,085	4,043
Ameriquest Mortgage Securities Inc., 2.728%, Due 6/25/2034, 2004 R4 M2A	839,573	640,532
Banc of America Alternative Loan Trust, 1.171%, Due 5/25/2035, 2005 4 CB6A	36,104	28,698
Banc of America Funding Corporation,
0.987%, Due 4/20/2047, 2007 B A1	490,191	388,097
1.077%, Due 5/20/2047, 2007 C 7A5A	234,141	205,101
Banc of America Mortgage Securities, Inc., 3.548%, Due 7/20/2032, 2002 G1A3A	3,488	3,523
Bear Stearns Adjustable Rate Mortgage Trust,
2.752%, Due 11/25/2030, 2000 2 A1	24,514	23,450
3.063%, Due 8/25/2033, 2003 5 2A1A	49,500	49,394
3.326%, Due 8/25/2033, 2003 5 1A1A	38,779	38,300
3.125%, Due 4/25/2034, 2004 1 22A1A	8,941	8,835
3.557%, Due 11/25/2034, 2004 9 22A1A	13,525	13,552
3.189%, Due 5/25/2047, 2007 3 1A1A	26,622	24,223
Bear Stearns Alt-A Trust,
3.129%, Due 11/25/2036, 2006 6 32A1	103,600	84,031

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Principal Amount*	Fair Value
Collateralized Mortgage Obligations—14.38% (continued)
3.459%, Due 12/25/2046, 2006 7 23A1	$725,092	$527,352
Chase Mortgage Finance Corp.,
5.50%, Due 11/25/2035, 2005 S3 A10	200,000	189,912
3.249%, Due 2/25/2037, 2007 A1 1A5	25,899	25,493
3.210%, Due 3/25/2037, 2007 A1 12M3A	186,027	151,626
Citigroup Mortgage Loan Trust, Inc.,
3.057%, Due 8/25/2035, 2005 3 2A2A	28,239	27,805
2.41%, Due 9/25/2035, 2005 6 A3A	23,640	22,892
0.851%, Due 1/25/2037, 2007 AMC2 A3A	140,996	90,168
Colony American Homes, 1.918%, Due 5/17/2031, 2014 1A AA D	284,968	284,977
Cosmopolitan Hotal Trust, 2.17%, Due 11/15/2033, 2016 CSMO AA D	250,000	252,422
Countrywide Alternative Loan Trust,
5.50%, Due 10/25/2033, 2003 20CB 1A4	144,818	145,355
6.00%, Due 10/25/2033, 2003 J2 A1	19,106	19,690
1.501%, Due 11/25/2035, 2005 56 1A1A	820,823	700,738
6.50%, Due 9/25/2036, 2006 J5 1A1	661,898	550,226
0.989%, Due 7/20/2046, 2006 OA9 2A1AA	9,474	5,193
0.968%, Due 9/25/2046, 2006 OA11 A1BA	11,594	8,955
0.974%, Due 12/20/2046, 2006 OA17 1A1A	963,855	745,549
Countrywide Home Loan Mortgage Pass Through Trust,
3.300%, Due 6/25/2033, 2003 27 A1A	25,340	25,206
1.538%, Due 9/25/2034, 2004 16 1A4AA	31,261	28,756
1.358%, Due 4/25/2035, 2005 3 2A1A	99,956	86,488
1.238%, Due 5/25/2035, 2005 9 1A3A	105,677	87,493
2.996%, Due 11/20/2035, 2005 HYB7 6A1A	770,453	650,191
5.75%, Due 5/25/2037, 2007 5 A51	49,132	43,509
Credit Suisse Mortgage-Backed Trust, 6.00%, Due 7/25/2036, 2006 6 1A4	406,067	300,650
Fannie Mae Connecticut Avenue Securities,
4.771%, Due 5/25/2025, 2015 C02 1M2A	478,038	504,154
5.771%, Due 7/25/2025, 2015 C03 2M2A	200,000	216,834
6.471%, Due 4/25/2028, 2015 C04 1M2A	525,000	584,283
2.073%, Due 7/25/2029, A	298,388	299,524
Fannie Mae Grantor Trust, 6.00%, Due 2/25/2044, 2004 T3 CL 1A1	10,510	12,041
First Horizon Asset Securities, Inc., 3.076%, Due 2/25/2034, 2004 AR1 2A1A	35,990	35,866
Freddie Mac Structured Agency Credit Risk Debt Notes,
1.979%, Due 7/25/2029, A	368,358	369,236
1.97%, Due 8/25/2029, A	250,000	250,548
GSMPS Mortgage Loan Trust,
1.121%, Due 3/25/2035, 2005 RP2 1AFA D	650,497	575,488
1.121%, Due 9/25/2035, 2005 RP3 1AFA D	676,450	580,122
1.171%, Due 4/25/2036, 2006 RP2 1AF1A D	371,755	306,647
GSR Mortgage Loan Trust,
6.00%, Due 3/25/2032, 2003 2F 3A1	2,078	2,117
2.707%, Due 6/25/2034, 2004 7 3A1	20,545	19,912
3.282%, Due 11/25/2035, 2005 AR7 6A1A	19,182	18,959
JP Morgan Alternative Loan Trust, 1.848%, Due 5/26/2037, 2008 R3 3A1D	230,096	201,940
JP Morgan Mortgage Trust, 3.00%, Due 9/25/2044, 2014 IVR3 2A1A D	249,271	252,520
Master Specialized Loan Trust, 1.031%, Due 2/25/2036, 2006 2 AA D	729,856	689,013
Morgan Stanley ABS Capital I Inc. Trust, 0.838%, Due 12/25/2036, 2007 HE3 A2AA	422,354	269,110
Morgan Stanley Mortgage Loan Trust, 2.962%, Due 6/25/2036, 2006 8AR 5A4A	15,296	15,050
Nationstar Mortgage Loan Trust, 3.75%, Due 12/25/2052, 2013 A AD	125,932	130,858
New Century Alternative Mortgage Loan Trust, 5.909%, Due 7/25/2036, 2006 ALT1 AF2	8,307	4,759
New Residential Mortgage Loan Trust,
3.75%, Due 5/28/2052, 2015 1A A3D	171,308	176,341
3.75%, Due 5/25/2054, 2014 2A A3D	261,176	267,336
5.666%, Due 11/25/2054, 2014 3A B3A D	416,373	427,900
3.75%, Due 8/25/2055, 2015 2A A1D	487,313	502,119
Nomura Asset Acceptance Corp., 7.50%, Due 3/25/2034, 2004 R1 A2D	86,307	79,691
Prime Mortgage Trust, 1.271%, Due 2/25/2035, 2006 CL1 A1A	59,411	55,258

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Principal Amount*	Fair Value
Collateralized Mortgage Obligations—14.38% (continued)
Residential Accredit Loans, Inc., Trust,
5.75%, Due 9/25/2035, 2005 QS13 2A4	$662,585	$589,986
1.028%, Due 2/25/2036, 2006 QA2 1A1A	480,177	359,339
0.878%, Due 5/25/2037, 2007 QA3 A1A	279,080	232,914
Residential Asset Securitization Trust, 3.183%, Due 12/25/2034, 2004 IP2 4A	54,960	53,571
Residential Funding Mortgage Securities Trust, 6.00%, Due 5/25/2037, 2007 S5 A4	822,267	764,651
Structured Asset Mortgage Investments II Trust, 1.001%, Due 5/25/2045, 2005 AR2 2A1A	77,374	67,924
Structured Asset Mortgage Investments Trust, 1.461%, Due 11/19/2033, 2003 AR3 A1A	417,427	398,914
WaMu Mortgage Pass Through Certificates,
2.933%, Due 2/25/2033, 2003 AR1 2AA	2,723	2,658
2.931%, Due 3/25/2035, 2005 AR3 A1	29,268	28,564
5.50%, Due 11/25/2035, 2005 9 2A2	174,176	156,327
2.848%, Due 9/25/2036, 2006 AR10 1A1	646,527	605,642
2.473%, Due 1/25/2037, 2006 AR18 1A1A	999,094	855,448
0.931%, Due 2/25/2037, 2007 HY1 A2AA	257,200	194,920
2.888%, Due 3/25/2037, 2007 HY3 4A1A	125,730	120,122
2.217%, Due 12/19/2039, 2001 AR5 1A	65,431	63,932
Wells Fargo Mortgage Backed Securities Trust, 3.096%, Due 3/25/2035, 2005 AR3 2A1A	44,320	44,682

Total Collateralized Mortgage Obligations (Cost $17,741,188)		17,936,224

FOREIGN COLLATERALIZED MORTGAGE OBLIGATIONS—0.80%
IM Pastor 4 Fondo de Titulizacion de Activos, 1.00%, Due 3/22/2044, 4 AE	EUR 792,603	693,029
Rural Hipotecario I Fondo De Titulizacion Hipotecaria, 0.057%, Due 2/17/2050, 9 A2E	EUR 285,787	300,553

Total Foreign Collateralized Mortgage Obligations (Cost $1,317,303)		993,582

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS—7.90%
Fannie Mae Pool, 3.00%, Due 2/1/2046,	97,950	97,401
Fannie Mae TBA,
3.00%, Due 2/13/2047 I	1,300,000	1,292,709
3.00%, Due 3/13/2047 I	400,000	397,312
3.50%, Due 3/13/2047 I	800,000	820,062
3.00%, Due 4/13/2047 I	600,000	594,909
3.50%, Due 4/13/2047 I	6,500,000	6,650,335

Total U.S. Agency Mortgage-Backed Obligations (Cost $9,812,179)		9,852,728

U.S. TREASURY OBLIGATIONS—20.00%
U.S. Treasury Floating Rate Note—1.89%
0.686%, Due 10/31/2018 A	905,000	905,905
0.656%, Due 1/31/2019 A	1,455,000	1,454,999

		2,360,904

U.S. Treasury Inflation Protected Securities—1.95%
0.25%, Due 1/15/2025 G	652,365	650,873
2.375%, Due 1/15/2025 G	678,829	789,041
0.625%, Due 1/15/2026 G	152,411	156,259
2.375%, Due 1/15/2027 G	119,718	142,717
3.875%, Due 4/15/2029 G	496,390	693,664

		2,432,554

U.S. Treasury Notes/Bonds—16.16%
1.25%, Due 12/31/2018	1,400,000	1,401,586
1.625%, Due 7/31/2019	5,700,000	5,737,854
1.375%, Due 3/31/2020	5,300,000	5,277,639
1.125%, Due 9/30/2021	1,550,000	1,500,109
1.375%, Due 6/30/2023	50,000	47,799
1.25%, Due 7/31/2023	800,000	757,782
2.25%, Due 12/31/2023	600,000	603,164
2.25%, Due 1/31/2024	200,000	200,930
2.50%, Due 5/15/2024	800,000	815,500

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Principal Amount*	Fair Value
U.S. Treasury Notes/Bonds—16.16% (continued)
2.125%, Due 5/15/2025	$50,000	$49,309
2.00%, Due 8/15/2025	1,600,000	1,559,563
1.625%, Due 2/15/2026	200,000	188,156
2.875%, Due 11/15/2046	2,055,000	2,016,549

		20,155,940

Total U.S. Treasury Obligations (Cost $24,941,045)		24,949,398

MUNICIPAL OBLIGATIONS—0.17%
City of Chicago, IL, 7.75%, Due 1/1/2042	100,000	102,781
Illinois State G.O. BAB, 7.35%, Due 7/1/2035	100,000	108,285

Total Municipal Obligations (Cost $207,325)		211,066

	Shares
SHORT-TERM INVESTMENTS—9.25%
Short-Term Investment—7.16%
American Beacon U.S. Government Money Market Select Fund, Select ClassJ	8,933,955	8,933,955

Agency—1.29%
0.52%, Due 3/31/2017	100,000	99,967
0.52%, Due 4/21/2017	600,000	599,592
0.53%, Due 4/27/2017	900,000	899,316

		1,598,875

Certificates Of Deposit—0.80%
Sumitomo Mitsui Trust Bank Limited, 1.723%, Due 9/18/2017A	400,000	401,131
Mitsubishi UFJ Trust & Banking Corp., 1.713%, Due 9/19/2017A	100,000	100,263
Natixis S.A., 1.688%, Due 9/25/2017A	200,000	200,715
Norinchukin Bank, 1.733%, Due 10/12/2017A	200,000	200,648
Barclays Bank PLC, 1.804%, Due 11/6/2017A F	100,000	100,237

		1,002,994

Total Short-Term Investments (Cost $11,532,715)		11,535,824

TOTAL INVESTMENTS—115.01% (Cost $146,986,056)		143,448,478
PURCHASED OPTIONS—0.18% (Premiums Paid $ 310,333)		226,480
WRITTEN OPTIONS—(0.18%) (Premiums Received $ (303,603))		(227,868)
LIABILITIES, NET OF OTHER ASSETS—(15.01%)		(18,723,340)

TOTAL NET ASSETS—100.00%		$124,723,750

Percentages are stated as a percent of net assets.

*In U.S. Dollars unless otherwise noted.

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
B	Term Loan.
C	LLC - Limited Liability Company.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $24,847,205 or 19.92% of net assets. The Fund has no right to demand registration of these securities.
E	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
F	PLC - Public Limited Company.
G	Inflation-Indexed Note.
H	Par value represents units rather than shares.
I	TBA - To Be Announced.
J	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

Futures Contracts Open on February 28, 2017:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar Futures	Short	67	March 2017	$(16,571,527)	$9,130
90-Day Eurodollar Futures	Short	34	March 2018	(8,360,374)	2,324
90-Day Eurodollar Futures	Short	163	December 2019	(40,032,082)	209,196
Austrailian 10-Year Bond Futures	Long	1	March 2017	97,520	806
Euro OAT Futures	Short	51	March 2017	(8,116,210)	14,509
Euro-Bund Futures	Long	5	June 2017	850,755	11,652
Long GILT Futures	Short	28	June 2017	(4,411,038)	(9,419)
U.S. Treasury 10-Year Note Futures	Long	43	June 2017	5,344,968	11,894
U.S. Treasury 5-Year Note Futures	Short	42	June 2017	(4,917,979)	(25,558)
U.S. Ultra Bond Futures	Long	13	June 2017	2,108,568	(5,413)

				$(74,007,399)	$219,121

Centrally cleared swap agreements outstanding on February 28, 2017:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount (4)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Receive	3-Month USD-LIBOR	1.7500	12/16/2018	USD	300	$(621)	$(1,158)	$(537)
Receive	3-Month USD-LIBOR	1.7500	12/16/2018	USD	4,000	(22,262)	(15,574)	6,688
Receive	3-Month USD-LIBOR	1.2500	6/21/2019	USD	8,100	80,683	73,954	(6,729)
Receive	6-Month GBP-LIBOR	1.6500	1/22/2020	GBP	400	10	(14,707)	(14,717)
Pay	3-Month USD-LIBOR	2.0000	12/16/2020	USD	20,800	278,066	95,405	(182,661)
Receive	3-Month USD-LIBOR	2.0000	12/16/2020	USD	20,100	60,474	(95,855)	(156,329)
Receive	3-Month USD-LIBOR	1.2500	6/21/2021	USD	12,900	390,471	373,595	(16,876)
Pay	1-Month MXN-TIIE	6.7500	8/31/2021	MXN	500	(557)	(734)	(177)
Receive	6-Month GBP-LIBOR	2.0000	3/18/2022	GBP	200	(1,371)	(15,198)	(13,827)
Pay	3-Month USD-LIBOR	2.2500	12/16/2022	USD	7,600	(48,219)	69,677	117,896
Receive	6-Month JPY-LIBOR	0.3000	3/18/2026	JPY	130,000	(14,233)	(9,354)	4,879
Receive	3-Month USD-LIBOR	2.2500	6/15/2026	USD	200	(9,562)	823	10,385
Receive	3-Month USD-LIBOR	1.7500	12/21/2026	USD	1,590	(21,692)	85,494	107,186
Receive	3-Month USD-LIBOR	1.7500	12/21/2026	USD	8,100	(99,376)	417,129	516,505
Pay	3-Month USD-LIBOR	2.4000	2/21/2027	USD	1,000	—	3,829	3,829
Receive	3-Month USD-LIBOR	1.5000	6/21/2027	USD	1,900	161,857	153,164	(8,693)
Receive	3-Month USD-LIBOR	2.5000	6/15/2046	USD	270	(20,599)	7,415	28,014
Receive	3-Month USD-LIBOR	2.2500	12/21/2046	USD	430	28,609	35,639	7,030
Pay	3-Month USD-LIBOR	1.7500	6/21/2047	USD	550	(106,944)	(108,335)	(1,391)

						$654,734	$1,055,209	$400,475

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

OTC Swap Agreements Outstanding on February 28, 2017:

Credit Default Swaps on Corporate and Sovereign Securities - Sell Protection

Reference Entity	Counter- party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at February 28, 2017 (3) (%)	Curr	Notional Amount (4)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Republic Of Argentina	GST	5.0000	6/20/2017	0.6971	USD	100	$1,028	$1,333	$305
Royal Bank of Scotland PLC	CBK	1.0000	12/20/2018	1.1540	EUR	50	(1,016)	(155)	861
Republic Of Colombia	BRC	1.0000	6/20/2021	1.2496	USD	200	(5,801)	(2,023)	3,778
United Mexican States	BCC	1.0000	12/20/2021	1.4167	USD	100	(3,661)	(1,858)	1,803
Federative Republic of
Brazil	BCC	1.0000	12/20/2021	2.2344	USD	100	(8,923)	(5,366)	3,557
Federative Republic of
Brazil	DUB	1.0000	12/20/2021	2.2344	USD	100	(9,090)	(5,366)	3,724

							$(27,463)	$(13,435)	$14,028

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counter- party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at February 28, 2017 (3) (%)	Curr	Notional Amount (4)	Premiums (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Markit CDX HY	CCP	5.0000	12/20/2021	3.1589	USD	5,395.50	$(287,116)	$(416,711)	$(129,595)
iTraxx Senior Financials	CCP	1.0000	12/20/2021	0.9175	EUR	300.00	(1,186)	(1,234)	(48)
iTraxx Europe	CCP	1.0000	12/20/2021	0.7289	EUR	400.00	(5,288)	(5,447)	(159)

							$(293,590)	$(423,392)	$(129,802)

Interest Rate Inflation-Linked Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Counter- party	Expiration Date	Curr	Notional Amount (4)	Premiums (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Receive	EUR-EXT-CPI	0.7400	CCP	1/15/2020	EUR	500	$(4,232)	$2,496	$6,728
Receive	EUR-EXT-CPI	0.9900	CBK	3/31/2020	EUR	1,700	(207)	(5,069)	(4,862)
Pay	UK-RPI	3.1400	GSC	1/14/2030	GBP	300	—	(11,267)	(11,267)
Pay	UK-RPI	3.4000	CCP	6/15/2030	GBP	10	(20)	6	26
Pay	EUR-EXT-CPI	3.3000	CCP	11/15/2030	GBP	140	(5,369)	(5,578)	(209)

							$(9,828)	$(19,412)	$(9,584)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

Purchased options outstanding on February 28, 2017:

Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (4)	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - OTC 2-Year IRS	GSC	3-Month USD-LIBOR	Pay	1.00	3/28/2017	5,600	$18,998	$1	$(18,997)
Put - OTC 5-Year IRS	BRC	3-Month USD-LIBOR	Pay	1.60	2/15/2018	850	6,060	3,813	(2,247)
Put - OTC 5-Year IRS	GLM	3-Month USD-LIBOR	Pay	1.60	2/15/2018	850	5,943	3,813	(2,130)
Put - OTC 30-Year IRS	GSC	3-Month USD-LIBOR	Pay	2.97	9/24/2018	1,200	62,100	63,920	1,820
Put - OTC 30-Year IRS	CBK	3-Month USD-LIBOR	Pay	2.97	9/24/2018	600	30,525	31,960	1,435
Call - OTC 2-Year IRS	MSC	3-Month USD-LIBOR	Pay	1.65	11/15/2018	4,700	26,673	16,863	(9,810)
Put - OTC 30-Year IRS	MYC	3-Month USD-LIBOR	Pay	3.05	12/12/2018	600	28,848	31,625	2,777

							$179,147	$151,995	$(27,152)

Interest Rate Floors

Description	Counter- party	Floating Rate Index	Curr	Exercise Rate (%)	Expiration Date	Notional Amount (4)	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - INT FLR	BRC	3M USD-LIBOR	USD	1.63	8/15/2019	5,000	$44,900	$19,708	$(25,192)
Put - INT FLR	DUB	3M USD-LIBOR	USD	1.63	8/15/2019	2,500	22,500	9,854	(12,646)
Put - INT FLR	GSC	3M USD-LIBOR	USD	1.63	8/15/2019	5,000	32,000	19,694	(12,306)

							$99,400	$49,256	$(50,144)

Index Options

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - S&P 500 Index	2,000.00	3/17/2017	USD	62	$5,950	$2,418	$(3,532)
Put - S&P 500 Index	1,970.00	3/31/2017	USD	58	5,974	5,974	—
Put - S&P 500 Index	2,250.00	3/31/2017	USD	24	14,684	15,480	796

					$26,608	$23,872	$(2,736)

Exchange Traded Fund Options

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - iShares 20+ Year Treasury Bond ETF	112.00	3/3/2017	USD	138	$2,052	$69	$(1,983)
Put - iShares 20+ Year Treasury Bond ETF	114.00	3/17/2017	USD	122	2,074	610	(1,464)

					$4,126	$679	$(3,447)

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - 10-Year U.S. Treasury Future Option	94.00	3/24/2017	USD	69	$565	$483	$(82)
Put - 5-Year U.S. Treasury Future Option	93.00	3/24/2017	USD	25	214	195	(19)

					$779	$678	$(101)

OTC European Foreign Currency Options

Description	Counter- party	Exercise Price	Expiration Date	Notional Amount (4)	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - OTC 30-Year FN TBA 3.5%	FBF	80.00	3/6/2017	7,000	$273	$—	$(273)

					$273	$—	$(273)

Written options outstanding on February 28, 2017:

Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (4)	Premiums (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Call - OTC 10-Year IRS	GSC	3-Month USD-LIBOR	Receive	1.56	3/28/2017	200	$(3,333)	$(1)	$3,332
Call - OTC 10-Year IRS	GSC	3-Month USD-LIBOR	Receive	1.57	3/28/2017	1,000	(16,000)	(5)	15,995
Put - OTC 5-Year IRS	FBF	3-Month USD-LIBOR	Receive	3.02	2/15/2018	2,200	(12,733)	(9,262)	3,471
Put - OTC 5-Year IRS	CBK	3-Month USD-LIBOR	Receive	2.60	9/24/2018	2,800	(29,120)	(40,324)	(11,204)
Put - OTC 5-Year IRS	GSC	3-Month USD-LIBOR	Receive	2.60	9/24/2018	5,800	(61,840)	(83,528)	(21,688)
Call - OTC 10-Year IRS	MSC	3-Month USD-LIBOR	Receive	2.00	11/15/2018	1,000	(26,389)	(17,317)	9,072
Put - OTC 5-Year IRS	MYC	3-Month USD-LIBOR	Receive	2.70	12/12/2018	3,000	(31,757)	(43,919)	(12,162)

							$(181,172)	$(194,356)	$(13,184)

Interest Rate Floors

Description	Counter- party	Floating Rate Index	Exercise Rate (%)	Expiration Date	Notional Amount (4)	Premiums (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Put - INT FLR	DUB	3M USD-LIBOR	1.00	8/15/2019	5,000	$(22,500)	$(2,657)	$19,843
Put - INT FLR	BRC	3M USD-LIBOR	1.00	8/15/2019	10,000	(45,770)	(5,314)	40,456
Put - INT FLR	GSC	3M USD-LIBOR	1.00	8/15/2019	10,000	(32,000)	(5,025)	26,975

						$(100,270)	$(12,996)	$87,274

Options on Exchange-Traded Futures Contracts

Description	Counter- party	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Call - 10-Year U.S. Treasury Future Option	MYC	125.00	3/24/2017	USD	13	$(8,073)	$(6,297)	$1,776
Call - 10-Year U.S. Treasury Future Option	MYC	125.00	4/21/2017	USD	13	(6,390)	(9,547)	(3,157)
Put - 10-Year U.S. Treasury Future Option	MYC	123.00	4/21/2017	USD	13	(7,698)	(4,672)	3,026

						$(22,161)	$(20,516)	$1,645

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

Borrowing and Other Financing Transactions on February 28, 2017:

Reverse Repurchase Agreements

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed		Payable for Reverse Repurchase Agreements
The Royal Bank of Scotland (1)	0.93%	1/26/2017	3/8/2017	$188,500	(5)	$188,500
The Royal Bank of Scotland (2)	0.93%	2/7/2017	3/8/2017	615,000	(5)	615,000
The Bank of Nova Scotia (3)	0.85%	1/3/2017	4/4/2017	5,286,750	(6)	5,286,750
The Bank of Montreal (4)	0.78%	1/9/2017	4/10/2017	4,156,375	(7)	4,156,375
The Bank of Montreal (4)	0.79%	2/22/2017	4/21/2017	503,750	(7)	503,750

				$10,750,375		$10,750,375

Short Sales

Type of Investment	Description	Coupon (%)	Maturity Date	Principal Amount	Proceeds	Fair Value
U.S. Agency Mortgage-Backed Obligation	Fannie Mae TBA	3.00	3/13/2047	$(500,000)	$(492,812)	$(496,641)
U.S. Agency Mortgage-Backed Obligation	Fannie Mae TBA	3.00	2/13/2047	(1,300,000)	(1,287,503)	(1,292,709)

				$(1,800,000)	$(1,780,315)	$(1,789,350	)(8)

1)	Collateralized by a U.S. Treasury N/B valued at $188,500, 1.250%, 7/31/2023.
2)	Collateralized by a U.S. Treasury N/B valued at $615,000, 2.500%, 5/15/2024.
3)	Collateralized by a U.S. Treasury N/B valued at $5,286,750, 1.375%, 3/31/2020.
4)	Collateralized by a U.S. Treasury N/B valued at $4,660,125, 1.625%, 7/31/2019.
5)	The average amount of borrowing during the period ended February 28, 2017 was $401,750 at a weighted average interest rate of 0.93%.
6)	The average amount of borrowing during the period ended February 28, 2017 was $5,286,750 at a weighted average interest rate of 0.85%.
7)	The average amount of borrowing during the period ended February 28, 2017 was $2,330,063 at a weighted average interest rate of 0.78%.
8)	Short sales represent 1.43% of total net assets.

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

Forward Currency Contracts Open on February 28, 2017:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	JPY	298,339	5/23/2017	BNP	$—	$(39)	$(39)
Sell	AUD	296,181	5/23/2017	BNP	—	(83)	(83)
Buy	EUR	1,032,914	3/2/2017	BOA	389	—	389
Sell	EUR	1,138,854	3/2/2017	BOA	10,326	—	10,326
Sell	JPY	273,265	3/2/2017	BOA	—	(2,093)	(2,093)
Buy	EUR	98,568	3/13/2017	BOA	—	(423)	(423)
Buy	EUR	26,497	3/13/2017	BOA	—	(125)	(125)
Sell	EUR	223,633	3/13/2017	BOA	—	(2,125)	(2,125)
Buy	SGD	190,530	3/17/2017	BOA	532	—	532
Buy	TWD	29,674	3/21/2017	BOA	674	—	674
Sell	TWD	232,655	3/21/2017	BOA	—	(5,322)	(5,322)
Sell	RUB	214,149	3/22/2017	BOA	1,851	—	1,851
Sell	EUR	1,034,511	4/4/2017	BOA	—	(293)	(293)
Sell	SGD	190,615	6/23/2017	BOA	—	(539)	(539)
Buy	CNY	144,991	12/5/2017	BOA	2,671	—	2,671
Sell	CNY	144,991	12/5/2017	BOA	—	(5,563)	(5,563)
Buy	CAD	192,801	4/12/2017	BRC	471	—	471
Buy	CAD	60,250	4/12/2017	BRC	—	(772)	(772)
Sell	CAD	451,124	4/12/2017	BRC	2,146	—	2,146
Sell	CAD	92,635	4/12/2017	BRC	1,764	—	1,764
Sell	JPY	1,610,092	5/30/2017	BRC	—	(5,776)	(5,776)
Sell	GBP	662,614	3/2/2017	CBK	7,747	—	7,747
Buy	EUR	4,238	3/8/2017	CBK	—	(5)	(5)
Sell	EUR	420,670	3/8/2017	CBK	7,618	—	7,618
Sell	NOK	274,429	4/10/2017	CBK	—	(8,337)	(8,337)
Buy	JPY	2,853,292	4/11/2017	CBK	22,110	—	22,110
Sell	JPY	6,509,073	4/11/2017	CBK	—	(208,191)	(208,191)
Buy	JPY	199,860	4/27/2017	CBK	772	—	772
Sell	JPY	199,860	4/27/2017	CBK	—	(2,155)	(2,155)
Sell	EUR	9,192,821	5/10/2017	CBK	78,206	—	78,206
Buy	BRL	334,955	3/2/2017	DUB	9,387	—	9,387
Sell	BRL	334,955	3/2/2017	DUB	1,264	—	1,264
Buy	RUB	480,956	4/21/2017	DUB	5,643	—	5,643
Sell	CHF	99,567	3/2/2017	FBF	229	—	229
Buy	SGD	28,464	3/17/2017	FBF	464	—	464
Buy	TWD	202,981	3/21/2017	FBF	—	(21)	(21)
Buy	MXN	228,017	4/17/2017	FBF	3,590	—	3,590
Sell	TWD	203,734	6/23/2017	FBF	231	—	231
Buy	EUR	105,940	3/2/2017	GLM	—	(1,184)	(1,184)
Sell	GBP	483,982	3/9/2017	GLM	—	(6,512)	(6,512)
Sell	SGD	218,994	3/17/2017	GLM	—	(7,199)	(7,199)
Sell	GBP	663,184	4/4/2017	GLM	1,107	—	1,107
Buy	INR	24,658	4/20/2017	GLM	646	—	646
Buy	INR	2,113,349	3/2/2017	HUS	79,010	—	79,010
Sell	INR	1,858,548	3/2/2017	HUS	—	(35)	(35)
Sell	INR	254,801	3/2/2017	HUS	—	(7,851)	(7,851)
Buy	SEK	1,573,387	3/6/2017	HUS	28,314	—	28,314
Buy	GBP	1,861,443	3/8/2017	HUS	—	(14,052)	(14,052)
Buy	GBP	1,489,154	3/8/2017	HUS	—	(802)	(802)
Sell	GBP	4,838,510	3/8/2017	HUS	33,260	—	33,260
Buy	GBP	3,933,908	3/9/2017	HUS	—	(94,513)	(94,513)
Buy	NOK	2,267,021	4/10/2017	HUS	55,546	—	55,546
Buy	NOK	233,038	4/18/2017	HUS	6,152	—	6,152
Sell	NOK	233,038	4/18/2017	HUS	—	(2,568)	(2,568)
Buy	SEK	1,033,035	4/24/2017	HUS	—	(15,366)	(15,366)
Sell	GBP	1,491,394	5/8/2017	HUS	5,822		5,822

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	SGD	3,926,337	5/16/2017	HUS	$—	$(54,052)	$(54,052)
Buy	AUD	1,209,360	5/17/2017	HUS	3,883	—	3,883
Buy	INR	1,835,372	6/2/2017	HUS	—	(6,167)	(6,167)
Buy	CLP	2,384,246	6/16/2017	HUS	—	(24,648)	(24,648)
Buy	JPY	713,323	4/11/2017	JPM	25,184	—	25,184
Sell	NZD	604,141	4/21/2017	JPM	—	(7,409)	(7,409)
Buy	SGD	1,284,983	5/16/2017	JPM	4,596	—	4,596
Sell	TWD	1,277,068	6/2/2017	JPM	2,005	—	2,005
Buy	EUR	28,617	3/13/2017	RBC	—	(136)	(136)
Buy	GBP	223,403	3/13/2017	RBC	—	(3,423)	(3,423)
Sell	EUR	225,753	3/13/2017	RBC	1,603	—	1,603
Sell	GBP	453,011	3/13/2017	RBC	—	(8,112)	(8,112)
Buy	BRL	334,955	3/2/2017	SCB	—	(1,264)	(1,264)
Sell	BRL	334,955	3/2/2017	SCB	539	—	539
Sell	RUB	63,542	3/22/2017	SCB	—	(1,542)	(1,542)
Buy	BRL	332,337	4/4/2017	SCB	—	(297)	(297)

					$405,752	$(498,994)	$(93,242)

Glossary:

Counterparty Abbreviations:
BCC	Barclays Capital	GSC	Goldman Sachs Capital Markets	MYC	Morgan Stanley Capital Services
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank Of Canada
CBK	Citibank, N.A.	HUS	HSBC Bank USA	SCB	Standard Chartered Bank
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank, N.A.
FBF	Credit Suisse International	MSC	Morgan Stanley & Co. Inc.

Currency Abbreviations:
AUD	Australian Dollar	INR	Indian Rupee	TWD	Taiwanese Dollar
BRL	Brazilian Real	JPY	Japanese Yen	USD	United States Dollar
CAD	Canadian Dollar	MXN	Mexican Peso	ZAR	South African Rand
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Yuan Renminbi	NZD	New Zealand Dollar
EUR	Euro	PLN	Polish Zolty
GBP	Pound Sterling	RUB	Russian Ruble
HUF	Hungarian Forint	SEK	Swedish Krona
IDR	Indonesian Rupiah	SGD	Singapore Dollar

Index Abbreviations:
CDX	Credit Default Swap Index	HY	High Yield	RPI	Retail Price Index
EXT-CPI	Consumer Price Index, Excluding Tobacco	iTraxx	Credit Default Swap Index	S&P	Standard & Poor’s 500 Index

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Other Abbreviations:
CCP	Central Counterparty Clearing House	EPUT	European-style Put	LIBOR	London Interbank Offer Rate
CDS	Credit Default Swap	FN	Federal National Mortgage Association	OCC	Options Clearing Corporation
ECAL	European-style Call	IRS	Interest Rate Swap	TBA	To Be Announced

See accompanying notes

American Beacon Flexible Bond FundSM

Statement of Assets and Liabilities

February 28, 2017 (Unaudited)

Flexible Bond Fund
Assets:
Investments in unaffiliated securities, at fair value A E	$134,514,523
Investments in affiliated securities, at fair value B	8,933,955
Purchased options, at fair value (Premiums paid $310,333)	226,480
Foreign currency held at bank, at fair value C	123,599
Cash at bank	3,148
Cash at broker	1,424,511
Swap premiums paid	1,001,198
Swap Income receivable	196,557
Dividends and interest receivable	619,911
Receivable for investments sold	19,246,112
Receivable for fund shares sold	11,000
Receivable for tax reclaims	4,242
Receivable for expense reimbursement (Note 2)	19,918
Receivable for variation margin on open futures contracts	1,215,165
Unrealized appreciation from swap agreements	823,194
Unrealized appreciation from forward currency contracts	405,752
Prepaid expenses	34,506

Total assets	168,803,771

Liabilities:
Payable for investments purchased	27,942,184
Payable for fund shares redeemed	37,385
Payable for variation margin from open futures contracts	995,115
Payable for reverse repurchase agreements, at fair value F	10,750,375
Foreign currency deposits with brokers, at fair value D	91,393
Securities sold short, at value E	1,789,358
Swap premium received	677,345
Swap income payable	253,701
Written options, at fair value (Premiums received $303,603)	227,868
Interest payable	12,476
Management and investment advisory fees payable	95,981
Administrative service and service fees payable	9,566
Transfer agent fees payable	3,545
Custody and fund accounting fees payable	22,201
Professional fees payable	89,231
Trustee fees payable	1,872
Payable for prospectus and shareholder reports	11,029
Unrealized depreciation from swap agreements	548,077
Unrealized depreciation from forward currency contracts	498,994
Other liabilities	22,325

Total liabilities	44,080,021

Net Assets	$124,723,750

Analysis of Net Assets:
Paid-in-capital	$144,045,971
Undistributed (overdistribution of) net investment income	685,487
Accumulated net realized (loss)	(16,809,630)
Unrealized appreciation of investments	455,735
Unrealized (depreciation) of currency transactions	(4,130,899)
Unrealized appreciation of futures contracts	219,122
Unrealized appreciation of swap agreements	275,117
Unrealized (depreciation) of options contracts	(8,118)
Unrealized (depreciation) of short sales	(9,035)

Net assets	$124,723,750

See accompanying notes

American Beacon Flexible Bond FundSM

Statement of Assets and Liabilities

February 28, 2017 (Unaudited)

Flexible Bond Fund
Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	8,773,871

Y Class	2,826,450

Investor Class	319,836

A Class	798,644

C Class	271,755

Net assets:
Institutional Class	$84,291,148

Y Class	$27,140,137

Investor Class	$3,069,467

A Class	$7,629,187

C Class	$2,593,811

Net asset value, offering and redemption price per share:
Institutional Class	$9.61

Y Class	$9.60

Investor Class	$9.60

A Class	$9.55

A Class (offering price)	$10.03

C Class	$9.54

A Cost of investments in unaffiliated securities	$138,052,101
B Cost of investments in affiliated securities	$8,933,955
C Cost of foreign currency held at bank	$125,112
D Cost of foreign currency deposits with brokers	$(91,393)
E Proceeds of securities sold short	$1,780,315
F Cost of reverse repurchase agreements	$10,750,375

See accompanying notes

American Beacon Flexible Bond FundSM

Statement of Operations

For the six months ended February 28, 2017 (Unaudited)

Flexible Bond Fund
Investment income:
Dividend income from affiliated securities	$18,225
Interest income	2,409,661
Miscellaneous Income	60,110

Total investment income	2,487,996

Expenses:
Management and investment advisory fees (Note 2)	580,812
Transfer agent fees:
Institutional Class	14,544
Y Class	639
Investor Class	876
A Class	1,330
C Class	258
Custody and fund accounting fees	44,890
Professional fees	55,415
Registration fees and expenses	32,611
Service fees (Note 2):
Y Class	14,745
Investor Class	3,911
A Class	6,112
C Class	2,246
Distribution fees (Note 2):
A Class	10,187
C Class	14,976
Prospectus and shareholder report expenses	9,678
Trustee fees	5,608
Other expenses	8,045

Total expenses	806,883

Net fees waived and expenses reimbursed (Note 2)	(143,479)

Net expenses	663,404

Net investment income	1,824,592

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(456,979)
Foreign currency transactions	819,019
Futures contracts	(142,959)
Swap agreements	(54,203)
Options contracts	(28,511)
Change in net unrealized appreciation (depreciation) of:
Investments	(1,426,359)
Foreign currency transactions	368,102
Futures contracts	506,426
Swap agreements	1,481,881
Options contracts	(13,310)
Short sales	(9,035)

Net gain from investments	1,044,072

Net increase in net assets resulting from operations	$2,868,664

A Foreign taxes	12,590

See accompanying notes

American Beacon Flexible Bond FundSM

Statements of Changes in Net Assets

	Flexible Bond Fund
	Six Months Ended February 28, 2017	Year Ended August 31, 2016
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,824,592	$5,107,686
Net realized gain (loss) from investments, foreign currency transactions, futures contracts, swap agreements, and options contracts	136,367	(10,993,745)
Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, swap agreements, option contracts, and short sales	907,705	7,591,324

Net increase in net assets resulting from operations	2,868,664	1,075,265

Net investment income:
Institutional Class	(997,419)	(4,907,696)
Y Class	(321,666)	(1,523,117)
Investor Class	(30,526)	(230,372)
A Class	(77,900)	(431,968)
C Class	(16,465)	(135,648)
Net realized gain from investments:
Institutional Class	—	—
Y Class	—	—
Investor Class	—	—
A Class	—	—
C Class	—	—
Return of capital
Institutional Class	—	(835,988)
Y Class	—	(267,040)
Investor Class	—	(22,402)
A Class	—	(66,866)
C Class	—	(20,519)

Net distributions to shareholders	(1,443,976)	(8,441,616)

Capital Share Transactions:
Proceeds from sales of shares	14,458,743	31,500,511
Reinvestment of dividends and distributions	1,427,988	8,283,767
Cost of shares redeemed	(34,035,446)	(129,888,786)
Redemption fees	—	—

Net (decrease) in net assets from capital share transactions	(18,148,715)	90,104,508

Net (decrease) in net assets	(16,724,027)	(96,840,859)

Net Assets:
Beginning of period	141,447,777	238,288,636

End of Period *	$124,723,750	$141,447,777

*Includes undistributed (overdistribution of) net investment income	$685,487	$(973,616)

See accompanying notes

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. As of February 28, 2017, the Trust consists of twenty-seven active series, one of which is presented in this filing (the “Fund”): American Beacon Flexible Bond Fund. The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

The Flexible Bond Fund is a commodity pool, as defined in the regulations of the Commodity Futures Trading Commission (the “CFTC”) and operated by the Manager, a commodity pool operator registered with the CFTC.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and its impact, if any, on the fund’s financial statements.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors—sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors—sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors—sold directly through intermediary channels.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or employee directed benefit plans with applicable sales charges, which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

The following is a summary of significant accounting policies, consistently followed by the Fund in the preparation of the financial statements. The Fund is an investment company, and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services—Investment Companies, which is part of U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Dividends to Shareholders

Dividends from net investment income of the Fund generally will be declared daily and paid monthly. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable. For the six months ended February 28, 2017, the Fund did not have commission recapture income.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a controlling ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of February 28, 2017, based on management’s evaluation of the shareholder account base, four accounts in the Fund have been identified as representing an unaffiliated controlling ownership of approximately 34% of the Fund’s outstanding shares.

2. Transactions with Affiliates

Management Agreement

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide investment advisory, fund management, and administrative services to the Fund. As compensation for performing the duties under the Management Agreement, the Manager receives from the Fund an annualized fee at the following annual rates as a percentage of average daily net assets: 0.35% of the first $15 billion, 0.325% of the next $15 billion, and 0.30% over $30 billion. The Fund also pays the unaffiliated investment advisors hired to direct investment activities of the Fund an annualized investment advisory fee based on a percentage of the Fund’s average daily assets. Management fees paid by the Fund during the six months ended February 28, 2017 were as follows:

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts Paid to Manager
Flexible Bond	0.90%	$580,812	$343,053	$237,759

Distribution Plans

The Fund, except for the A and C Classes, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to separately compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance,

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

the Manager receives an annualized fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.10% of the average daily net assets of the Y Class, up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional Class of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to the Trust’s Board of Trustees (the “Board”) approval, have agreed to reimburse the Manager for all or a portion of the servicing fees paid to these intermediaries for the Institutional Class. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional Class on an annual basis. For the six months ended February 28, 2017, the sub-transfer agent fees, as included in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Flexible Bond	$12,559

As of February 28, 2017, the Fund owed the Manager the following reimbursements of sub-transfer agent fees, as included in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement of Sub-Transfer Agent Fees
Flexible Bond	$1,527

Investment in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as the investment advisor to the USG Select Fund and receives management fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the six months ended February 28, 2017, the Manager earned fees on the Fund’s direct investments in the USG Select Fund as shown below:

Fund	Direct Investments In USG Select Fund
Flexible Bond	$4,560

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in

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an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Fund. During the six months ended February 28, 2017, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the classes of the Fund to the extent that total annual fund operating expenses exceed the Fund’s expense cap. For the six months ended February 28, 2017, the Manager waived or reimbursed expenses as follows:

Fund	Class	Expense Cap 9/1/2016 to 2/28/2017	Reimbursed Expenses	Expiration
Flexible Bond	Institutional	0.90%	$99,696	2020
Flexible Bond	Y	0.99%	29,455	2020
Flexible Bond	Investor	1.27%	1,882	2020
Flexible Bond	A	1.29%	9,272	2020
Flexible Bond	C	2.04%	3,174	2020

Of these amounts, $19,918 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at February 28, 2017. The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The Fund has not recorded a liability for these potential reimbursements due to the current assessment that reimbursements are unlikely. The reimbursed expenses listed above expire in 2020.

The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
Flexible Bond	$—	$854,833	2017
Flexible Bond	—	274,583	2018
Flexible Bond	—	395,527	2019

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended February 28, 2017, Foreside collected $4 in sales commissions from the sale of A Class shares for the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended February 28, 2017, there were no CDSC fees collected for Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended February 28, 2017, CDSC fees of $600 were collected for the Fund for Class C Shares.

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Trustee Fees and Expenses

As compensation for their service to the Trust and the American Beacon Select Funds Trust, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board of Trustee meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $5,000 fee each quarter for his attendance at the Committee meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available, are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities are normally valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant

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events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Fixed-income securities are considered Level 2 as they are valued using observable inputs.
Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts, are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To

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the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2017, the investments were classified as described below:

Flexible Bond Fund (1)	Level 1	Level 2	Level 3	Total
Domestic Bank Loan Obligations	$—	$2,211,540	$—	$2,211,540
Corporate and Sovereign Obligations	—	35,897,725	—	35,897,725
Foreign Corporate and Sovereign Obligations	—	24,965,965	—	24,965,965
Asset-Backed Obligations	—	14,894,426	—	14,894,426
Collateralized Mortgage Obligations	—	17,936,224	—	17,936,224
Foreign Collateralized Mortgage Obligations	—	993,582	—	993,582
U.S. Agency Mortgage-Backed Obligations	—	9,852,728	—	9,852,728
U.S. Treasury Obligations	—	24,949,398	—	24,949,398
Municipal Obligations	—	211,066	—	211,066
Short-Term Investments:
Investment Companies	8,933,955	—	—	8,933,955
U.S. Agency Obligations	—	1,598,875	—	1,598,875
Certificates of Deposit	—	1,002,994	—	1,002,994

Total Investments in Securities	$8,933,955	$134,514,523	$—	$143,448,478

Other Financial Instruments - Assets	Level 1	Level 2	Level 3	Total
Futures Contracts	$260,803	$—	$—	$260,803
Interest Rate Swap Agreements	—	1,316,123	—	1,316,123
Interest Rate Inflation-Linked Swap Agreements	—	2,502	—	2,502
Credit Default Swap Agreements	—	1,333	—	1,333
Purchased Options Outstanding	—	226,480	—	226,480
Forward Currency Contracts	—	405,752	—	405,752

Total Other Financial Instruments-Assets	$260,803	$1,952,190	$—	$2,212,993

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February 28, 2017 (Unaudited)

Other Financial Instruments - Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$(1,789,350)	$—	$(1,789,350)
Futures Contracts	(41,682)	—	—	(41,682)
Interest Rate Swap Agreements	—	(260,914)	—	(260,914)
Interest Rate Inflation-Linked Swap Agreements	—	(21,913)	—	(21,913)
Credit Default Swap Agreements	—	(438,160)	—	(438,160)
Written Options Outstanding	—	(227,868)	—	(227,868)
Reverse Repurchase Agreements	—	(10,750,375)	—	(10,750,375)
Forward Currency Contracts	—	(498,994)	—	(498,994)

Total Other Financial Instruments-Liabilities	$(41,682)	$(13,987,574)	$—	$(14,029,256)

*	Refer to the Schedule of Investments for Industry Information.

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended February 28, 2017, there were no transfers between levels.

4. Securities and Other Investments

Foreign Debt Securities

A Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non- dollar denominated). There is no minimum rating criteria for a Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Bank Loans and Senior Loans

Loans are typically administered by a bank, insurance company, finance company or other financial institution (the “agent”) for a lending syndicate of financial institutions. In a typical loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. In addition, an institution (which may be the agent) may hold collateral on behalf of the lenders. Typically, under loan agreements, the agent is given broad authority in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. In asserting rights against a borrower, the Fund normally will be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of purchasers of loans are subject to the claims of the agent’s general or secured creditors, the Fund might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. The Fund may be subject to similar risks when it buys a participation interest or an assignment from an intermediary.

Bank loans can be fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Fund may invest in senior loans, which are floating rate loans that hold a senior position in the capital structure of U.S. and foreign corporations,

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partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Fund may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. In connection with purchasing participations in such instruments, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan.

Floating Rate Loan Interests

Floating rate loan interests held by the Fund are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

When the Fund purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in Participations involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Fund earns a commitment fee, typically

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February 28, 2017 (Unaudited)

set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations.

Repurchase Agreements

A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer. Under the agreement, a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral if held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the sub-advisor, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depositary Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each the Fund’s ability to enter into repurchase agreements with terms of seven days or less.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having at least equal value to the repurchase price.

Payment-In-Kind Securities

The Fund may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as

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a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds

The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Illiquid and Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Illiquid and restricted securities outstanding at the six months ended February 28, 2017, are disclosed in the Notes to the Schedule of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

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Commercial Paper

The Fund may invest in commercial paper and other short-term notes. Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by the Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles (“SPVs”) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Short Sales

The Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of the six months ended February 28, 2017, short positions held by the Fund are disclosed in the Notes to the Schedule of Investments are disclosed in the Notes to the Schedule of Investments and the Statement of Assets and Liabilities.

Master Agreements

The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

For the six months ended February 28, 2017, the Fund purchased/sold options primarily for return enhancement and hedging.

The Fund’s option and swaption contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of options contracts.

For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Purchased Option and Swaption Notional Amounts Outstanding
Fund	Period ended February 28, 2017
Flexible Bond	46,598,825

Average Written Option and Swaption Notional Amounts Outstanding
Fund	Period ended February 28, 2017
Flexible Bond	51,419,250

Straddle Options

The Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Swap Agreements

The Fund may invest in swap agreements. Swap agreements are negotiated between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or cleared in a central clearing house (“Centrally Cleared Swaps”). The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premiums throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referent security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the six months ended February 28, 2017, for which the Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

For the six months ended February 28, 2017, the Fund entered into credit default swaps primarily for return enhancement, hedging and exposure to credit instruments.

The Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

Average Credit Default Swap Notional Amounts Outstanding
Fund	Period ended February 28, 2017
Flexible Bond	5,921,375

Interest Rate Swap Agreements

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

For the six months ended February 28, 2017, the Fund entered into interest rate swaps primarily for return enhancement and hedging.

The Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Average Interest Rate Swap Notional Amounts Outstanding
Fund	Period ended February 28, 2017
Flexible Bond	250,717,500

Over-the-Counter Agreements

OTC financial derivative instruments such as forward currency contracts, options contracts, interest rate, and credit default swap agreements derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s Manager may provide a valuation. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

Total Return Swap Agreements

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

For the six months ended February 28, 2017, the Fund did not hold any total return swap agreements outstanding.

Inflation Swap Agreements

An inflation swap involves the use of inflation derivatives (or inflation-indexed derivatives) to transfer inflation risk from one party to another. The derivatives used may be over-the-counter or exchange-traded derivatives. Inflation swaps frequently include real rate swaps, such as asset swaps of inflation-indexed bonds. Inflation swaps are simply a linear form of such derivatives. Real rate swaps consist of the nominal interest swap rate minus the corresponding inflation swap.

In an inflation swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.

There are three main types of inflation swap. In a standard interbank inflation-linked swap, or zero-coupon inflation-linked swap, cash flow is exchanged on the maturity date. This swap pays out the exact value of the cumulative inflation for a fixed capital sum over a determined period.

In a year-on-year inflation-linked swap, inflation is used on an annual basis rather than a cumulative one. Typically, an inflation swap is priced on a zero-coupon basis, with payment exchanged upon maturity. One party pays the compound fixed rate, while the other pays the actual inflation rate for the term of the swap. In Europe, inflation swaps are typically paid on a year-on-year basis where the year-on-year rate of change of the price index is paid. In the United States, payment is more typically on a month-on-month basis, although the inflation rate used is still the year-on-year rate.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

In an inflation-linked income swap two cash flows are exchanged, each of which follows the inflation index. One party pays a fixed inflation increase annually over the period of the contract. The other party pays the actual inflation over the period of the contract. The swap itself consists of a series of zero-coupon swaps. Other traded inflation derivatives include caps, floors, and straddles, which are usually priced against year-on-year swaps.

The Fund’s inflation swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of inflation swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

Average Inflation Swap Notional Amounts Outstanding
Fund	Period ended February 28, 2017
Flexible Bond	4,000,000

Forward Currency Contracts

The Funds may enter into forward currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

For the six months ended February 28, 2017, the Fund entered into forward currency exchange contracts primarily for return enhancement and hedging.

The Fund’s forward currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the average quarterly volume of forward currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

	Average Forward Currency Notional Amounts Outstanding Period ended February 28, 2017
Fund	Purchased Contracts	Sold Contracts
Flexible Bond Fund	31,325,962	47,390,041

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

For the six months ended February 28, 2017, the Fund entered into future contracts primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding each quarter end.

Average Futures Contracts Outstanding
Fund	Period ended February 28, 2017
Flexible Bond	422

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair Values of financial derivative instruments on the Statement of Assets and Liabilities as of February 28, 2017:

	Derivatives not accounted for as hedging instruments
Assets:	Credit contracts	Foreign exchange contracts	Interest Rate contracts	Equity Contracts	Total
Unrealized appreciation of forward currency contracts	$—	$405,752	$—	$—	$405,752
Receivable for variation margin from open futures contracts(2)	—	—	260,803	—	260,803
Unrealized appreciation from swap agreements	14,028	—	809,166	—	823,194
Purchased options and swaptions outstanding	—	—	201,251	25,229	226,480

	$14,028	$405,752	$1,271,220	$25,229	$1,716,229

	Derivatives not accounted for as hedging instruments
	Credit	Foreign exchange	Interest Rate	Equity	Total
Liabilities:	contracts	contracts	contracts	Contracts
Unrealized depreciation of foreign currency contracts	$—	$(498,994)	$—	$—	$(498,994)
Payable for variation margin from open futures contracts(2)	—	—	(41,682)	—	(41,682)
Unrealized depreciation from swap agreements	(129,802)	—	(418,275)	—	(548,077)
Written options and swaptions outstanding	—	—	(207,352)	(20,516)	(227,868)

	$(129,802)	$(498,994)	$(667,309)	$(20,516)	$(1,316,621)

The effect of financial derivative instruments on the Statement of Operations for the period ended February 28, 2017:

	Derivatives not accounted for as hedging instruments
Realized gain (loss) from derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Interest Rate contracts	Equity Contracts	Total
Net realized gain (loss) from forward currency transactions	$—	$1,386,300	$—	$—	$1,386,300
Net realized gain (loss) from futures contracts	—	—	(142,959)	—	(142,959)
Net realized gain (loss) from swap agreements	44,934	—	(99,137)	—	(54,203)
Net realized gain (loss) from options and swaptions contracts	—	14,129	(53,692)	(96,330)	(28,509)

	$44,934	$1,400,429	$(188,804)	$(96,330)	$1,160,629

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit	Foreign exchange	Interest Rate	Equity	Total
	contracts	contracts	contracts	Contracts
Change in net unrealized appreciation or (depreciation) from forward currency transactions	$—	$590,965	$—	$—	$590,965
Change in net unrealized appreciation or (depreciation) from futures contracts	—	—	506,425	—	506,425
Change in net unrealized appreciation or (depreciation) from swap agreements	(84,003)	—	1,565,885	—	1,481,882
Change in net unrealized appreciation or (depreciation) from option and swaptions contracts	—	(4,051)	(17,626)	8,367	(13,310)

	$(84,003)	$586,914	$2,054,684	$8,367	$2,565,962

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investment footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non-U.S. currencies, non-U.S. currency futures contracts and swaps for cross-currency investments. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to Counterparty Risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Emerging Markets Risk

When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Forward Currency Contracts Risk

Foreign currency forward contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of foreign currency forward contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract.

Futures Contract Risk

Futures contracts are derivative investments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund has a lower portfolio turnover rate.

Leverage Risk

The Fund’s use of futures, forward contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund do not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV to be volatile.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Liquidity Risk

Liquidity risk is the risk that the Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which the Fund currently value them. For example, certain investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. The Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund. In some cases, due to unanticipated levels of illiquidity the Fund may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-adviser manages its allocated portion of the Fund independently from another sub-adviser, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-adviser to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-adviser directs the trading for its

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, because the Manager pays different fees to the sub-adviser and due to other factors that could impact the Manager’s revenues and profits.

Non-Diversification Risk

The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”). To the extent that the Fund invest in shares of other registered investment companies, the shareholders will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Short Position Risk

The Fund will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument. The Funds’ losses are potentially unlimited in a short position transaction.

Valuation Risk

The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Offsetting Assets and Liabilities

The Fund is party to enforceable master netting agreements between brokers and counterparties, which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of February 28, 2017.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Flexible Bond Fund

Offsetting of Financial and Derivative Assets as of February 28, 2017:

Description	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Futures contracts(1) (2)	$260,803	$—	$260,803
Swap Agreements	143,494	—	143,494
Purchased Options and Swaptions Contracts	226,480	—	226,480
Forward Currency Contracts	405,752	—	405,752

	$1,036,529	$—	$1,036,529

Offsetting of Financial and Derivative Liabilities as of February 28, 2017:

Description	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Futures contracts(1) (2)	$(41,682)	$—	$(41,682)
Swap Agreements	(145,594)	—	(145,594)
Written Options and Swaptions Contracts	(227,868)	—	(227,868)
Forward Currency Contracts	(498,994)	—	(498,994)
Reverse Repurchase Agreements	(10,750,375)	—	(10,750,375)

	$(11,664,513)	$—	$(11,664,513)

(1)	Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investment footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	The securities presented here within are not subject to master netting agreements. As such, this is disclosed for informational purposes only.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of February 28, 2017:

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Barclays Capital	$5,360	$—	$—	$5,360
BNP Paribas, N.A.	(122)	—	—	(122)
Bank of America, N.A.	(40)	—	—	(40)
Barclays Bank PLC	19,818	—	—	19,818
Bank of Nova Scotia	(5,286,750)	5,286,750	—	—
Bank of Montreal	(4,660,125)	4,660,125	—	—
CitiBank, N.A.	(114,600)	—	—	(114,600)
Deutsche Bank AG	27,215	—	—	27,215
Credit Suisse International	(4,769)	—	—	(4,769)
Credit Suisse Securities USA LLC	—	—	608,000	(608,000)
Goldman Sachs Bank USA	(9,329)	—	—	(9,329)
Goldman Sachs Capital Markets LP(2)	(43,060)	—	—	(43,060)
Goldman Sachs International	305	—	—	305
HSBC Bank USA	(8,067)	—	—	(8,067)
JPMorgan Chase Bank, N.A.	24,376	—	—	24,376
Morgan Stanley & Co. Inc. (2)	246,195	—	81,000	165,195
Morgan Stanley Capital	(32,810)	—	833,000	(865,810)
Options Clearing Corp.	24,551	—	—	24,551
Royal Bank of Canada	(11,671)	—	—	(11,671)
Royal Bank of Scotland	(801,897)	803,500	—	1,603
State Street Bank and Trust Co.	(2,564)	—	—	(2,564)

	$(10,627,984)	$10,750,375	$1,522,000	$(1,399,609)

(1)	Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investment footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	The securities presented here within are not subject to master netting agreements. As such, this is disclosed for informational purposes only.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. The tax years for the periods ended August 31, 2013, 2014, 2015, and 2016 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

The tax character of distributions paid were as follows:

Distributions paid from:	Six Months Ended February 28, 2017	Year Ended August 31, 2016
Ordinary Income*
Institutional Class	$997,419	$4,097,696
Y Class	321,666	1,523,117
Investor Class	30,526	230,372
A Class	77,900	431,968
C Class	16,465	135,648
Tax return of capital
Institutional Class A	—	835,988
Y Class	—	267,040
Investor Class	—	22,402
A Class	—	66,866
C Class	—	20,519

Total distributions paid	$1,443,976	$8,441,616

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of February 28, 2017, the components of distributable earnings (deficit) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$147,664,831
Unrealized appreciation	1,951,027
Unrealized depreciation	(6,167,380)

Net unrealized appreciation (depreciation)	(4,216,353)
Undistributed ordinary income	525,074
Undistributed long-term capital gains	—
Accumulated capital and other losses	(15,811,298)
Other temporary differences	180,356

Distributable earnings (deficits)	$(19,322,221)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gain (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses and realized gains (losses) under U.S. GAAP and federal tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassed on the Statement of Assets and Liabilities.

Accordingly, the following reclassified amounts represent current year permanent differences derived from foreign currency, paydowns, swap income, and distributions as of February 28, 2017:

Paid-in-capital	$—
Undistributed (over distribution of) net investment income (loss)	1,278,487
Accumulated net realized gain (loss)	(1,278,487)
Unrealized appreciation (depreciation) of investments in futures contracts	—

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of the six months ended February 28, 2017, the Fund has $7,551,723 short-term and $8,259,575 long-term post RIC MOD capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended February 28, 2017 were as follows:

Flexible Bond Fund
Purchases (excluding U.S. government securities)	$216,376,536
Sales and Maturities (excluding U.S. government securities)	233,203,571
Purchases of U.S. government securities	111,010,591
Sales and Maturities of U.S. government securities)	115,508,518

A summary of the Fund’s direct transactions in the USG Select Fund for the six months ended February 28, 2017 were as follows:

Fund	Type of Transaction	August 31, 2016 Shares/Fair Value	Purchases	Sales	February 28, 2017 Shares/Fair Value	Dividend Income
Flexible Bond	Direct	$8,925,543	$84,373,019	$84,364,607	$8,933,955	$18,225

9. Options Contracts Written

The premium amount and number of option contracts written during the six months ended February 28, 2017 were as follows:

	Number of Contracts	Notional Amount	Amount of Premiums
Outstanding at August 31, 2016	(48,174,672)	$(119,284,250)	$(436,991)
Options written	(7,800,076)	(7,876,000)	(98,921)
Options expired	5,100,035	5,135,000	62,159
Options exercised	2,000,000	2,000,000	10,025
Options closed	18,200,013	18,213,000	22,643

Outstanding at February 28, 2017	(30,674,700)	$(101,812,250)	$(441,085)

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
Flexible Bond Fund	Shares	Amount	Shares	Amount
Shares sold	1,155,039	$10,982,300	1,253,593	$11,901,600
Reinvestment of dividends	104,934	997,229	610,155	5,737,848
Shares redeemed	(2,377,901)	(22,615,603)	(8,764,349)	(83,282,513)

Net (decrease) in shares outstanding	(1,117,928)	$(10,636,074)	(6,900,601)	$(65,643,065)

	Y Class
	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
Flexible Bond Fund	Shares	Amount	Shares	Amount
Shares sold	143,129	$1,362,378	1,529,479	$14,454,546
Reinvestment of dividends	33,851	321,666	190,192	1,788,305
Shares redeemed	(740,371)	(7,032,614)	(2,860,953)	(26,987,262)

Net increase (decrease) in shares outstanding	(563,391)	$(5,348,570)	(1,141,282)	$(10,744,411)

	Investor Class
	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
Flexible Bond Fund	Shares	Amount	Shares	Amount
Shares sold	128,505	$1,225,547	185,116	$1,773,235
Reinvestment of dividends	3,176	30,172	26,671	250,750
Shares redeemed	(111,581)	(1,060,729)	(686,482)	(6,474,510)

Net (decrease) in shares outstanding	20,100	$194,990	(474,695)	$(4,450,525)

	A Class
	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
Flexible Bond Fund	Shares	Amount	Shares	Amount
Shares sold	78,252	$742,844	268,007	$2,522,372
Reinvestment of dividends	6,657	62,954	38,237	357,761
Shares redeemed	(213,078)	(2,016,299)	(941,907)	(8,884,768)

Net (decrease) in shares outstanding	(128,169)	$(1,210,501)	(635,663)	$(6,004,635)

	C Class
	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
Flexible Bond Fund	Shares	Amount	Shares	Amount
Shares sold	15,378	$145,674	90,443	$848,758
Reinvestment of dividends	1,688	15,967	15,968	149,103
Shares redeemed	(138,678)	(1,310,201)	(449,242)	(4,259,733)

Net (decrease) in shares outstanding	(121,612)	$(1,148,560)	(342,831)	$(3,261,872)

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

American Beacon Flexible Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended		Year Ended August 31,
	February 28, 2017		2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.50		$9.77		$10.33	$10.21	$10.48	$10.05

Income from investment operations:
Net investment income	0.10		0.22		0.29	0.21	0.34	0.02
Net gains (losses) from investments (both realized and unrealized)	0.11		(0.04)		(0.57)	0.16	(0.24)	0.59

Total income (loss) from investment operations	0.21		0.18		(0.28)	0.37	0.10	0.61

Less distributions:
Dividends from net investment income	(0.10)		(0.37)		(0.28)	(0.18)	(0.23)	(0.18)
Distributions from net realized gains	—		—		—	(0.07)	(0.14)	—
Tax Return of Capital	—		(0.08	)A	—	—	—	—

Total distributions	(0.10)		(0.45)		(0.28)	(0.25)	(0.37)	(0.18)

Net asset value, end of period	$9.61		$9.50		$9.77	$10.33	$10.21	$10.48

Total return B	2.25	%C	1.94%		(2.79)%	3.70%	0.83%	6.34%

Ratios and supplemental data:
Net assets, end of period	$84,291,148		$93,936,262		$164,119,296	$177,201,454	$127,322,158	$13,095,452
Ratios to average net assets:
Expenses, before reimbursements	1.12	%D	1.13%		1.27%	1.24%	1.22%	1.42%
Expenses, net of reimbursements	0.90	%D	0.90%		0.90%	0.90%	0.90%	0.90%
Net investment income, before reimbursements	2.51	%D	2.70%		2.37%	1.61%	0.84%	0.44%
Net investment income, net of reimbursements	2.73	%D	2.93%		2.74%	1.94%	1.15%	0.96%
Portfolio turnover rate	150	%C	162%		492%	387%	112%	88%

	Y Class
	Six Months Ended		Year Ended August 31,
	February 28, 2017		2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.50		$9.77		$10.33	$10.22	$10.51	$10.05

Income from investment operations:
Net investment income	0.07		0.21		0.29	0.18	0.22	0.10
Net gains (losses) from investments (both realized and unrealized)	0.13		(0.04)		(0.58)	0.17	(0.15)	0.53

Total income (loss) from investment operations	0.20		0.17		(0.29)	0.35	0.07	0.63

Less distributions:
Dividends from net investment income	(0.10)		(0.37)		(0.27)	(0.17)	(0.22)	(0.17)
Distributions from net realized gains	—		—		—	(0.07)	(0.14)	—
Tax Return of Capital	—		(0.07	)A	—	—	—	—

Total distributions	(0.10)		(0.44)		(0.27)	(0.24)	(0.36)	(0.17)

Net asset value, end of period	$9.60		$9.50		$9.77	$10.33	$10.22	$10.51

Total return B	2.15	%C	1.83%		(2.87)%	3.51%	0.58%	6.20%

Ratios and supplemental data:
Net assets, end of period	$27,140,137		$32,193,869		$44,284,677	$38,033,706	$39,897,599	$13,131,982
Ratios to average net assets:
Expenses, before reimbursements	1.19	%D	1.19%		1.34%	1.29%	1.26%	1.49%
Expenses, net of reimbursements	0.99	%D	0.99%		0.99%	0.99%	0.99%	0.99%
Net investment income, before reimbursements	2.41	%D	2.67%		2.33%	1.51%	0.91%	0.54%
Net investment income, net of reimbursements	2.61	%D	2.86%		2.68%	1.81%	1.19%	1.04%
Portfolio turnover rate	150	%C	162%		492%	387%	112%	88%

A	The tax return of capital is calculated based on shares outstanding at time of distribution.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

American Beacon Flexible Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended		Year Ended August 31,
	February 28, 2017		2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.50		$9.76		$10.31	$10.21	$10.51	$10.07

Income from investment operations:
Net investment income (loss)	0.27		(1.27)		(0.33)	0.02	0.18	0.09
Net gains (losses) from investments (both realized and unrealized)	(0.08)		1.41		0.01	0.30	(0.13)	0.52

Total income (loss) from investment operations	0.19		0.14		(0.32)	0.32	0.05	0.61

Less distributions:
Dividends from net investment income	(0.09)		(0.33)		(0.23)	(0.15)	(0.21)	(0.17)
Distributions from net realized gains	—		—		—	(0.07)	(0.14)	—
Tax Return of Capital	—		(0.07	)A	—	—	—	—

Total distributions	(0.09)		(0.40)		(0.23)	(0.22)	(0.35)	(0.17)

Net asset value, end of period	$9.60		$9.50		$9.76	$10.31	$10.21	$10.51

Total return B	2.05	%C	1.57%		(3.11)%	3.13%	0.38%	5.99%

Ratios and supplemental data:
Net assets, end of period	$3,069,467		$2,846,444		$7,560,586	$24,410,567	$56,015,406	$21,245,367
Ratios to average net assets:
Expenses, before reimbursements	1.40	%D	1.42%		1.51%	1.43%	1.54%	1.76%
Expenses, net of reimbursements	1.27	%D	1.27%		1.27%	1.27%	1.27%	1.27%
Net investment income, before reimbursements	2.23	%D	2.39%		2.15%	1.34%	0.65%	0.30%
Net investment income, net of reimbursements	2.35	%D	2.53%		2.38%	1.50%	0.92%	0.79%
Portfolio turnover rate	150	%C	162%		492%	387%	112%	88%

	A Class
	Six Months Ended		Year Ended August 31,
	February 28, 2017		2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.45		$9.72		$10.27	$10.16	$10.49	$10.06

Income from investment operations:
Net investment income	0.01		0.02		0.12	0.10	0.21	0.07
Net gains (losses) from investments (both realized and unrealized)	0.18		0.11		(0.44)	0.21	(0.18)	0.51

Total income (loss) from investment operations	0.19		0.13		(0.32)	0.31	0.03	0.58

Less distributions:
Dividends from net investment income	(0.09)		(0.33)		(0.23)	(0.13)	(0.22)	(0.15)
Distributions from net realized gains	—		—		—	(0.07)	(0.14)	—
Tax Return of Capital	—		(0.07	)A	—	—	—	—

Total distributions	(0.09)		(0.40)		(0.23)	(0.20)	(0.36)	(0.15)

Net asset value, end of period	$9.55		$9.45		$9.72	$10.27	$10.16	$10.49

Total return B	2.03	%C	1.49%		(3.14)%	3.12%	0.16%	5.70%

Ratios and supplemental data:
Net assets, end of period	$7,629,187		$8,757,769		$15,190,886	$27,146,489	$41,376,389	$10,386,943
Ratios to average net assets:
Expenses, before reimbursements	1.52	%D	1.52%		1.66%	1.68%	1.67%	1.93%
Expenses, net of reimbursements	1.30	%D	1.29%		1.29%	1.38%	1.39%	1.39%
Net investment income, before reimbursements	2.09	%D	2.31%		1.95%	1.10%	0.50%	0.05%
Net investment income, net of reimbursements	2.32	%D	2.53%		2.32%	1.40%	0.79%	0.59%
Portfolio turnover rate	150	%C	162%		492%	387%	112%	88%

A	The tax return of capital is calculated based on shares outstanding at time of distribution.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

American Beacon Flexible Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended		Year Ended August 31,
	February 28, 2017		2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.44		$9.69		$10.22	$10.11	$10.49	$10.09

Income from investment operations:
Net investment income (loss)	(0.21)		(0.08)		0.07	0.02	0.14	0.04
Net gains (losses) from investments (both realized and unrealized)	0.36		0.14		(0.46)	0.22	(0.19)	0.48

Total income (loss) from investment operations	0.15		0.06		(0.39)	0.24	(0.05)	0.52

Less distributions:
Dividends from net investment income	(0.05)		(0.26)		(0.14)	(0.06)	(0.19)	(0.12)
Distributions from net realized gains	—		—		—	(0.07)	(0.14)	—
Tax Return of Capital	—		(0.05	)A	—	—	—	—

Total distributions	(0.05)		(0.31)		(0.14)	(0.13)	(0.33)	(0.12)

Net asset value, end of period	$9.54		$9.44		$9.69	$10.22	$10.11	$10.49

Total return B	1.62	%C	0.68%		(3.81)%	2.37%	(0.54)%	5.15%

Ratios and supplemental data:
Net assets, end of period	$2,593,811		$3,713,433		$7,133,191	$11,126,819	$15,291,798	$5,640,482
Ratios to average net assets:
Expenses, before reimbursements	2.26	%D	2.26%		2.40%	2.43%	2.43%	2.74%
Expenses, net of reimbursements	2.05	%D	2.04%		2.04%	2.13%	2.14%	2.14%
Net investment income (loss), before reimbursements	1.34	%D	1.55%		1.21%	0.35%	(0.24)%	(0.73)%
Net investment income (loss), net of reimbursements	1.55	%D	1.77%		1.57%	0.66%	0.04%	(0.13)%
Portfolio turnover rate	150	%C	162%		492%	387%	112%	88%

A	The tax return of capital is calculated based on shares outstanding at time of distribution.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

American Beacon FundSM

Affirmation of Commodity Pool

February 28, 2017 (Unaudited)

To the best of my knowledge and belief, the information contained in the attached financial statements for the period from September 1, 2016 to February 28, 2017, is accurate and complete.

Melinda G. Heika, Treasurer

American Beacon Advisors, Inc.

Commodity Pool Operator for the American Beacon AHL Managed Futures Strategy Fund

Delivery of Documents

eDelivery is NOW AVAILABLE – Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Institutional, Y, Investor, A and C Classes	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www. sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:
CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Flexible Bond Fund are service marks of American Beacon Advisors, Inc.
SAR 2/17

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

THE LONDON COMPANY INCOME EQUITY FUND

Investing in small- and medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in dividend-paying stocks may result in less earnings growth or capital appreciation than investing in non-dividend paying stocks. The use of fixed-income securities entails interest rate and credit risks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The use of futures contracts for cash management may subject the Fund to losing more money than invested. There can be no assurances that the investment objectives of this Fund will be met.

ZEBRA SMALL CAP EQUITY FUND

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. At times, certain securities may have limited marketability and may be difficult to sell. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	February 28, 2017

President’s Message

Dear Shareholders,

In the weeks ahead of the U.S. presidential election on November 8, 2016, uncertainty about the outcome caused many investors to stay on the sidelines. Some investors questioned whether the election’s result would have negative consequences for their portfolios, although elections have rarely had a lasting effect on the market.

Following the election, the markets responded positively to aspects of the incoming administration’s proposed plans for economic growth; i.e., repatriating jobs from overseas, relaxing regulations, lowering taxes and increasing infrastructure spending. From Election Day 2016 to Inauguration Day 2017, the S&P 500 Index – a broad measure of the performance of large U.S. companies – climbed approximately 6%. From Inauguration Day to February 28, it gained approximately 4%.

Economists anticipated the Federal Reserve would increase the federal funds rate – perhaps as early as mid-March. The Federal Open Market Committee’s confidence in the improving U.S. economy was exhibited in December 2016 when short-term interest rates increased by 0.25% to a range of 0.50% to 0.75%. It was the second increase since 2008; the first increase occurred in December 2015.

For the six-month period that ended February 28, 2017, the Dow Jones Industrial Average, which follows the performance of 30 significant stocks trading on the New York Stock Exchange and The NASDAQ Stock Market, gained 14.51%; and the S&P 500 Index, a domestic equity bellwether, grew 10.01%. In contrast, during the same period, the Bloomberg Barclays Capital U.S. Aggregate Index, a benchmark for domestic corporate and government bonds, returned -2.19%; and the Bank of America Merrill Lynch U.S. High Yield Master II Index, which represents domestic, below-investment-grade corporate debt, returned 5.54%.

For the 6 months ended February 28, 2017:

•	American Beacon The London Company Income Equity Fund (Investor Class) returned 7.12%.

•	American Beacon Zebra Small Cap Equity Fund (Investor Class) returned 13.69%.

At American Beacon Advisors, we are proud to offer a broad range of global equity and fixed-income funds sub-advised by experienced asset managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our shareholders meet their long-term financial goals.

Thank you for your continued investment in American Beacon Funds. We are pleased to have a broad range of products that cover the global equity and fixed income markets. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon The London Company Income Equity FundSM

Performance Overviews

February 28, 2017 (Unaudited)

The Investor Class of the American Beacon The London Company Income Equity Fund (the “Fund”) returned 7.12% for the six months ended February 28, 2017. The Fund underperformed the Russell 1000 Value Index (the “Index”) return of 11.07% for the same period.

Total Returns for the Period ended February 28, 2017

	Ticker	6 Months*	1 Year	3 Years	Since Inception 5/29/2012
Institutional Class (1,2,4)	ABCIX	7.21%	20.00%	10.52%	13.53%
Y Class (1,2,4)	ABCYX	7.19%	19.86%	10.45%	13.44%
Investor Class (1,2,4)	ABCVX	7.12%	19.62%	10.20%	13.16%
A without Sales Charge (1,2,4)	ABCAX	6.99%	19.51%	10.09%	13.03%
A with Sales Charge (1,2,4)	ABCAX	0.85%	12.67%	7.94%	11.63%
C without Sales Charge (1,2,4)	ABECX	6.63%	18.72%	9.29%	12.21%
C with Sales Charge (1,2,4)	ABECX	5.63%	17.72%	9.29%	12.21%
Russell 1000 Value Index (3)		11.07%	29.13%	9.90%	15.43%

*	Not annualized.
1.	Please note that the recent performance of the stock market has helped produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	A portion of the fees charged to the Y, A, and C Classes of the Fund was waived from 2012 through 2014 and partially recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown from 2012 through 2014. A portion of the fees charged to the Investor Class of the Fund was waived in 2012 and 2013 and partially recovered in 2014 and 2015. Performance prior to waiving fees was lower than actual returns shown in 2012 and 2013. A portion of the fees charged to the Institutional Class of the Fund was waived from 2012 through 2014 and partially recovered in 2015 and 2016. Performance prior to waiving fees was lower than actual returns shown from 2012 through 2014.
3.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000® Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. One cannot directly invest in an index.
4.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.76%, 0.83%, 1.07%, 1.14%, and 1.88%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s underperformance relative to the Index was primarily attributable to security selection among the various economic sectors, and to a lesser extent, sector allocation.

From a security selection standpoint, the Fund’s holdings in the Financials, Information Technology and Materials sectors detracted from performance. In the Financials sector, the Fund’s absence from Bank of America and JP Morgan Chase, which were up 53.5% and 36.0%, respectively, in the Index, negatively impacted performance. Cincinnati Financial (down 4.2%) also detracted from performance in the Financials sector. In the Information Technology sector, CA (down 3.3%) was the largest detractor. The Fund’s larger allocation in New Market Corp (up 1.2%) and The Mosaic Company (up 6.7%), both of which underperformed the sector, hurt performance in the Materials sector. The aforementioned poor selection was somewhat offset by good security selection in the Industrials sector. Companies in the Industrials sector contributing to performance included Norfolk Southern (up 30.3%) and General Dynamics (up 25.8%).

From a sector allocation perspective, the Fund’s significant underweight in Financials, the best performing sector in the Index, detracted from performance. An overweight position in the Consumer Staples sector also detracted from the Fund’s return. Underweight positions in Real Estate and Energy, two of the poorer performing sectors, added relative value.

2

American Beacon The London Company Income Equity FundSM

Performance Overview

February 28, 2017 (Unaudited)

The sub-advisor’s investment process continues to focus on downside protection, current income and capital appreciation.

Top Ten Holdings (% Net Assets)
General Dynamics Corp.		5.3
Wells Fargo & Co.		5.3
Altria Group, Inc.		5.0
Norfolk Southern Corp.		4.6
Carnival Corp.		4.3
General Electric Co.		4.1
Philip Morris International, Inc.		3.9
Merck & Co., Inc.		3.7
BlackRock, Inc.		3.5
Cincinnati Financial Corp.		3.5
Total Fund Holdings	31

Sector Allocation (% Equities)
Consumer Staples		21.2
Information Technology		15.3
Financials		14.9
Industrials		14.4
Health Care		10.0
Consumer Discretionary		8.8
Energy		4.7
Materials		4.3
Utilities		3.5
Telecommunication Services		2.9

3

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 28, 2017 (Unaudited)

The Investor Class of the American Beacon Zebra Small Cap Equity Fund (the “Fund”) returned 13.69% for the six-month period ended February 28, 2017. The Fund outperformed the Russell 2000® Index (the “Index”) return of 12.61% for the same period.

Total Returns for the Period ended February 28, 2017

	Ticker	6 months*	1 Year	3 Years	5 Years	Since Inception (6/1/2010)
Institutional Class (1,3,5)	AZSIX	13.95%	31.96%	9.27%	13.67%	14.41%
Y Class (1,3,5).	AZSYX	13.82%	31.83%	9.16%	13.57%	14.29%
Investor Class (1,3,5)	AZSPX	13.69%	31.47%	8.86%	13.25%	13.97%
A without Sales Charge (1,3,5)	AZSAX	13.68%	31.44%	8.85%	13.18%	13.89%
A with Sales Charge (1,3,5)	AZSAX	7.12%	23.90%	6.73%	11.85%	12.90%
C without Sales Charge (1,2,3,5)	AZSCX	13.30%	30.46%	8.02%	12.32%	13.06%
C with Sales Charge (1,2,3,5)	AZSCX	12.30%	29.46%	8.02%	12.32%	13.06%
Russell 2000 Index (4)		12.61%	36.11%	6.93%	12.89%	13.66%

*	Not annualized.
1.	Please note that the recent growth in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www. americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 5.75%.
2.	Fund performance represents the total returns achieved by the Investor Class from 6/1/10 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/1/10. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.
3.	A portion of the fees charged to each Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception.
4.	The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors. Russell 2000 Index is a registered trademark of the Frank Russell Company. One cannot directly invest in an index.
5.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 1.54%, 1.59%, 1.75%, 1.91%, and 2.66%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s investment strategy is primarily focused on identifying fundamentally attractive companies with relatively low trading volumes. The sub-advisor believes that when these quality companies are recognized by investors, trading volumes are likely to increase and stock prices are likely to rise. Reporting attribution based on trading volume can be difficult; however, several traditional attribution factors are helpful in understanding the Fund’s returns.

During the quarter, the value segment of the small-cap market significantly outperformed growth. The Russell 2000 Index returned 12.61%, with the Russell 2000 Value Index returning 15.80%, and the Russell 2000 Growth Index returning 9.39%. The outperformance in value was primarily due to a recovery in Financials and in commodity-sensitive sectors (Energy and Materials) based on improved economic growth, rising interest rates, stable oil prices, and the surprise Trump election. The Fund invested significantly in value stocks.

The Fund’s allocation across sectors was generally in line with the Russell 2000 Index at +/-2% weights. The Fund did have a slight overweight (approximately 4%) in the Financial sector, which was one of the best performing sectors, but the strategy is not based on active sector allocation. The majority of performance is attributed to security selection – identifying fundamentally attractive companies with relatively low trading volumes.

4

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 28, 2017 (Unaudited)

Market capitalization did not play a significant role during the period. The Fund’s weighted-average market capitalization of $1.6 billion was slightly smaller than that of the Russell 2000 Index, at $2.3 billion, but the market cap effect on returns was not as significant as the value/growth effect.

The sub-advisor continues to focus on uncovering opportunities by investing in a portfolio of securities that are generally less popular with investors but nevertheless have strong fundamental characteristics. At the same time, the portfolio will be underweight stocks that are heavily followed but have weak fundamentals.

Top Ten Holdings (% Net Assets)
Enstar Group Ltd.		1.8
Sanmina Corp.		1.7
Columbia Sportswear Co.		1.4
Deluxe Corp.		1.3
National General Holdings Corp.		1.3
West Corp.		1.3
j2 Global, Inc.		1.2
Selective Insurance Group, Inc.		1.2
Syntel, Inc.		1.2
Allegiant Travel Co.		1.1
Total Fund Holdings	284

Sector Allocation (% Equities)
Financials		22.4
Information Technology		16.5
Industrials		15.5
Consumer Discretionary		14.0
Health Care		12.6
Real Estate		7.8
Materials		3.8
Consumer Staples		3.1
Utilities		2.9
Energy		1.0
Telecommunication Services		0.4

5

American Beacon FundsSM

Expense Examples

February 28, 2017 (Unaudited)

Fund Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2016 through February 28, 2017.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Institutional and Investor Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional and Investor Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Expense Examples

February 28, 2017 (Unaudited)

The London Company Income Equity Fund

	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period 9/1/2016-2/28/2017*
Institutional Class
Actual	$1,000.00	$1,072.10	$3.75
Hypothetical**	$1,000.00	$1,021.19	$3.66
Y Class
Actual	$1,000.00	$1,071.94	$4.16
Hypothetical**	$1,000.00	$1,020.80	$4.06
Investor Class
Actual	$1,000.00	$1,071.24	$5.39
Hypothetical**	$1,000.00	$1,019.61	$5.26
A Class
Actual	$1,000.00	$1,069.91	$5.70
Hypothetical**	$1,000.00	$1,019.28	$5.56
C Class
Actual	$1,000.00	$1,066.32	$9.53
Hypothetical**	$1,000.00	$1,015.57	$9.30

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.73%, 0.81%, 1.05%, 1.11%, and 1.86% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Zebra Small Cap Equity Fund

	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period 9/1/2016-2/28/2017*
Institutional Class
Actual	$1,000.00	$1,139.53	$4.77
Hypothetical**	$1,000.00	$1,020.33	$4.51
Y Class
Actual	$1,000.00	$1,138.25	$5.30
Hypothetical**	$1,000.00	$1,019.86	$5.01
Investor Class
Actual	$1,000.00	$1,136.86	$6.78
Hypothetical**	$1,000.00	$1,018.46	$6.41
A Class
Actual	$1,000.00	$1,136.77	$6.89
Hypothetical**	$1,000.00	$1,018.37	$6.51
C Class
Actual	$1,000.00	$1,133.01	$10.84
Hypothetical**	$1,000.00	$1,014.64	$10.24

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.90%, 1.00%, 1.28%, 1.30%, and 2.05% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

7

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 97.50%
CONSUMER DISCRETIONARY - 8.59%
Hotels, Restaurants & Leisure - 4.25%
Carnival Corp.	906,290	$50,706,926

Leisure Equipment & Products - 2.35%
Hasbro, Inc.	289,627	28,056,167

Specialty Retail - 1.99%
Lowe’s Cos., Inc.	318,988	23,723,138

Total Consumer Discretionary		102,486,231

CONSUMER STAPLES - 20.74%
Beverages - 6.20%
Coca-Cola Co.	916,327	38,449,081
Diageo PLC, Sponsored ADRA B	310,580	35,502,400

		73,951,481

Food Products - 3.44%
General Mills, Inc.	679,780	41,038,319

Tobacco - 11.10%
Altria Group, Inc.	796,080	59,642,314
Philip Morris International, Inc.	425,700	46,550,295
Reynolds American, Inc.	424,704	26,149,025

		132,341,634

Total Consumer Staples		247,331,434

ENERGY - 4.61%
Oil & Gas - 4.61%
Chevron Corp.	267,974	30,147,075
Kinder Morgan, Inc.	1,164,135	24,807,717

Total Energy		54,954,792

FINANCIALS - 14.51%
Diversified Financials - 8.79%
BlackRock, Inc.	108,142	41,900,699
Wells Fargo & Co.	1,088,163	62,982,874

		104,883,573

Insurance - 5.72%
Berkshire Hathaway, Inc., Class BC	157,070	26,924,939
Cincinnati Financial Corp.	565,661	41,270,627

		68,195,566

Total Financials		173,079,139

HEALTH CARE - 9.80%
Pharmaceuticals - 9.80%
Eli Lilly & Co.	448,428	37,134,323
Merck & Co., Inc.	667,923	43,996,088
Pfizer, Inc.	1,046,903	35,720,330

Total Health Care		116,850,741

INDUSTRIALS - 14.00%
Aerospace & Defense - 5.28%
General Dynamics Corp.	331,525	62,926,760

Industrial Conglomerates - 4.13%
General Electric Co.	1,653,940	49,303,951

See accompanying notes

8

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
INDUSTRIALS - 14.00% (continued)
Road & Rail - 4.59%
Norfolk Southern Corp.	452,720	$54,792,702

Total Industrials		167,023,413

INFORMATION TECHNOLOGY - 14.87%
Communications Equipment - 3.24%
Cisco Systems, Inc.	1,131,320	38,668,518

IT Consulting & Services - 2.57%
Paychex, Inc	498,991	30,648,027

Semiconductor Equipment & Products - 2.88%
Intel Corp.	947,761	34,308,948

Software - 6.18%
CA, Inc.	1,127,170	36,373,776
Microsoft Corp.	583,848	37,354,595

		73,728,371

Total Information Technology		177,353,864

MATERIALS - 4.22%
Chemicals - 4.22%
NewMarket Corp.	65,291	28,446,636
The Mosaic Co.	701,080	21,866,685

Total Materials		50,313,321

TELECOMMUNICATION SERVICES - 2.79%
Diversified Telecommunication Services - 2.79%
Verizon Communications, Inc.	671,379	33,320,540

UTILITIES - 3.37%
Electric - 3.37%
Dominion Resources, Inc.	216,378	16,799,588
Duke Energy Corp.	283,401	23,394,752

Total Utilities		40,194,340

Total Common Stock (Cost $990,108,206)		1,162,907,815

SHORT TERM INVESTMENTS - 2.17% (Cost $25,915,827)
American Beacon U.S. Government Money Market Select Fund, Select ClassD	25,915,827	25,915,827

TOTAL INVESTMENTS - 99.67% (Cost $1,016,024,033)		1,188,823,642
OTHER ASSETS, NET OF LIABILITIES - 0.33%		3,974,882

TOTAL NET ASSETS - 100.00%		$1,192,798,524

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	ADR - American Depositary Receipt.
C	Non-income producing security.
D	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on February 28, 2017:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	Long	205	March 2017	$24,218,700	$536,643

				$24,218,700	$536,643

See accompanying notes

9

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 94.80%
COMMUNICATIONS - 0.05%
Internet Software & Services - 0.05%
DHI Group, Inc.A	3,606	$17,850

CONSUMER DISCRETIONARY - 13.31%
Auto Components - 1.27%
Gentherm, Inc.A	3,936	142,680
Modine Manufacturing Co.A	8,635	98,007
Standard Motor Products, Inc.	3,310	158,781
Stoneridge, Inc.A	4,612	77,897

		477,365

Diversified Consumer Services - 0.09%
Cambium Learining Group, Inc.A	6,859	33,403

Hotels, Restaurants & Leisure - 1.07%
Century Casinos, Inc.A	3,219	22,018
Eldorado Resorts, Inc.A	11,020	179,626
Golden Entertainment, Inc.	5,727	67,865
Monarch Casino & Resort, Inc.A	2,829	72,083
Ruth’s Hospitality Group, Inc.	3,510	59,144

		400,736

Household Durables - 2.51%
Bassett Furniture Industries, Inc.	1,629	44,553
CSS Industries, Inc.	1,766	43,408
Flexsteel Industries, Inc.	1,332	66,973
Haverty Furniture Companies, Inc.	2,309	53,569
HNI Corp.	6,411	293,752
Hooker Furniture Corp.	1,478	48,774
Kimball International, Inc., Class B	5,042	82,689
Knoll, Inc.	7,828	174,956
Lifetime Brands, Inc.	2,616	37,932
National Presto Industries, Inc.	942	93,823

		940,429

Internet & Catalog Retail - 1.70%
HSN, Inc.	9,417	355,021
Insight Enterprises, Inc.A	5,808	246,027
Systemax, Inc.	4,600	36,340

		637,388

Leisure Equipment & Products - 1.72%
Allegiant Travel Co.	2,462	428,634
Escalade, Inc.	2,423	31,499
Malibu Boats, Inc., Class AA	3,030	62,297
Marine Products Corp.	6,033	64,070
Sportsman’s Warehouse Holdings, Inc.A	12,135	58,855

		645,355

Media - 0.12%
Saga Communications, Inc., Class A	873	43,563

Multiline Retail - 0.46%
Fox Factory Holding Corp.A	4,789	128,345
Stein Mart, Inc.	11,752	42,307

		170,652

Specialty Retail - 2.19%
Ascena Retail Group, Inc.A	18,502	85,109
Caleres, Inc.	5,777	172,559
Cato Corp., Class A	4,292	107,343

See accompanying notes

10

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
CONSUMER DISCRETIONARY - 13.31% (continued)
Specialty Retail - 2.19% (continued)
Citi Trends, Inc.	1,463	$24,388
Essendant, Inc.	5,862	93,382
Kirkland’s, Inc.	2,637	29,798
PC Connection, Inc.	5,442	145,628
Shoe Carnival, Inc.	3,118	79,010
West Marine, Inc.A	2,367	21,753
Winmark Corp.	541	61,376

		820,346

Textiles & Apparel - 2.18%
Columbia Sportswear Co.	9,579	526,270
G-III Apparel Group Ltd.A	4,818	123,967
Perry Ellis International, Inc.	2,822	65,724
Superior Uniform Group, Inc.	2,696	49,391
Weyco Group, Inc.	1,837	50,297

		815,649

Total Consumer Discretionary		4,984,886

CONSUMER STAPLES - 2.93%
Food & Drug Retailing - 1.58%
Seneca Foods Corp., Class AA.	2,690	101,010
SpartanNash Co.	5,823	203,223
Village Super Market, Inc., Class A	2,194	64,964
Weis Markets, Inc.	3,717	223,020

		592,217

Food Products - 0.28%
Farmer Brothers Co.A	3,253	106,292

Household Products - 0.11%
Oil-Dri Corp of America	1,160	40,924

Personal Products - 0.96%
Revlon, Inc., Class AA	10,668	358,445

Total Consumer Staples		1,097,878

ENERGY - 0.91%
Energy Equipment & Services - 0.19%
Matrix Service Co.A	4,411	71,458

Oil & Gas - 0.72%
Dorian LPG Ltd.A	23,202	218,563
Evolution Petroleum Corp.	5,590	48,913

		267,475

Total Energy		338,934

FINANCIALS - 21.10%
Banks - 8.27%
1st Source Corp.	3,786	176,844
American National Bankshares, Inc.	1,152	42,106
BancFirst Corp.	2,228	212,440
Century Bancorp, Inc., Class A	879	55,641
Citizens & Northern Corp.	2,003	47,010
CNB Financial Corp.	2,729	65,578
Community Trust Bancorp, Inc.	2,713	124,527
County Bancorp, Inc.	1,254	33,808
Enterprise Bancorp, Inc.	1,793	59,420
Farmers Capital Bank Corp.	1,086	42,191
Farmers National Banc Corp.	4,104	56,635

See accompanying notes

11

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
FINANCIALS - 21.10% (continued)
Banks - 8.27% (continued)
Fidelity Southern Corp.	4,081	$96,189
Financial Institutions, Inc.	2,239	76,574
First Bancorp	3,158	94,898
First Bancorp, Inc.	1,642	44,515
First Busey Corp.	5,952	184,036
First Business Financial Services, Inc.	1,712	43,177
First Defiance Financial Corp.	1,369	67,286
First Mid-Illinois Bancshares, Inc.	1,973	65,267
Great Southern Bancorp, Inc.	2,407	120,470
Guaranty Bancorp	3,549	87,838
Hingham Institution for Savings	332	62,263
Horizon Bancorp	3,363	87,236
MainSource Financial Group, Inc.	3,674	125,834
MutualFirst Financial, Inc.	1,082	34,245
Nicolet Bankshares, Inc.A	1,422	69,308
Northrim BanCorp, Inc.	1,344	39,178
Old Second Bancorp, Inc.	4,405	48,235
Paragon Commercial Corp.A	947	47,331
Premier Financial Bancorp, Inc.	2,115	38,874
Republic Bancorp, Inc., Class A	3,673	127,012
Sierra Bancorp	2,011	57,595
Trico Bancshares	3,438	124,903
Triumph Bancorp, Inc.A	2,673	71,904
Univest Corp of Pennsylvania	4,306	119,922
West Bancorporation, Inc.	2,703	59,871
Xenith Bankshares, Inc.A	7,013	186,756

		3,096,917

Capital Markets - 1.17%
B. Riley Financial, Inc.	2,167	33,372
OM Asset Management PLCB	27,182	405,283

		438,655

Diversified Financials - 4.34%
Cohen & Steers, Inc.	5,955	223,967
Diamond Hill Investment Group, Inc.	615	123,320
Enova International, Inc.A	5,362	76,945
Flagstar Bancorp, Inc.A	12,406	352,330
GAMCO Investors, Inc., Class A	6,696	199,474
Heartland Financial USA, Inc.	4,487	222,331
HomeStreet, Inc.	5,881	160,551
MidWestOne Financial Group, Inc.	2,024	73,815
PennyMac Financial Services, Inc., Class AA	7,250	129,413
Westwood Holdings Group, Inc.	1,137	64,650

		1,626,796

Insurance - 7.32%
AMERISAFE, Inc.	3,109	199,909
Atlas Financial Holdings, Inc.A	2,306	31,131
Baldwin & Lyons, Inc., Class B	2,984	71,019
Crawford & Co., Class B	7,221	78,131
Donegal Group, Inc., Class A	4,261	70,775
EMC Insurance Group, Inc.	4,067	113,063
Enstar Group Ltd.A	3,505	679,094
Hallmark Financial Services, Inc.A	4,098	45,160
Independence Holding Co.	2,846	51,655
National General Holdings Corp.	19,862	483,441
National Western Life Group, Inc., Class A	849	269,855
Selective Insurance Group, Inc.	10,004	443,176

See accompanying notes

12

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
FINANCIALS - 21.10% (continued)
Insurance - 7.32% (continued)
United Fire Group, Inc.	4,844	$204,514

		2,740,923

Total Financials		7,903,291

HEALTH CARE - 11.90%
Biotechnology - 2.79%
Acorda Therapeutics, Inc.A	5,156	136,376
Applied Genetic Technologies Corp.A	2,876	22,289
Cytokinetics, Inc.A	2,446	25,928
Fibrogen, Inc.A	1,972	49,300
Five Prime Therapeutics, Inc.A	1,313	60,227
Genomic Health, Inc.A	1,981	59,806
Ironwood Pharmaceuticals, Inc.A	2,808	47,427
Luminex Corp.	4,655	86,492
Macrogenics, Inc.A	673	14,227
Myriad Genetics, Inc.A	9,040	175,647
PDL BioPharma, Inc.	109,595	234,533
Progenics Pharmaceuticals, Inc.A	2,164	24,323
Repligen Corp.A	576	18,150
Retrophin, Inc.A	1,133	24,099
RTI Surgical, Inc.A	6,729	25,234
Vanda Pharmaceuticals, Inc.A	1,624	23,142
Xencor, Inc.A	726	18,041

		1,045,241

Health Care Equipment & Supplies - 3.73%
Atrion Corp.	221	107,859
Cutera, Inc.A	1,000	20,400
Exactech, Inc.A	2,032	49,378
Globus Medical, Inc., Class AA	6,824	189,775
Hillenbrand, Inc.	9,118	331,439
LeMaitre Vascular, Inc.	1,573	34,826
Masimo Corp.	4,156	375,536
Meridian Bioscience, Inc.	6,543	84,078
Nutraceutical International Corp.	1,577	53,145
Orthofix International N.V.A	1,734	61,921
Staar Surgical Co.A	1,961	19,512
Surmodics, Inc.A	1,392	34,452
Utah Medical Products, Inc.	529	32,745

		1,395,066

Health Care Providers & Services - 4.34%
Addus HomeCare Corp.A	1,126	36,257
Air Methods Corp.	5,112	193,489
Almost Family, Inc.	1,370	68,021
Amedisys, Inc.A	2,622	126,433
AMN Healthcare Services, Inc.A	1,379	56,746
Corvel Corp.A	2,363	95,465
Cross Country Healthcare, Inc.A	2,911	45,033
Ensign Group, Inc.	8,777	165,359
LHC Group, Inc.A	1,944	93,351
National Healthcare Corp.	2,126	158,642
National Research Corp., Class A	3,360	62,664
Omnicell, Inc.A	3,962	150,655
PAREXEL International Corp.A	5,391	348,744
RadNet, Inc.A	4,432	26,370

		1,627,229

See accompanying notes

13

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
HEALTH CARE - 11.90% (continued)
Pharmaceuticals - 1.04%
Emergent BioSolutions, Inc.A	3,418	$107,257
Enanta Pharmaceuticals, Inc.A	877	25,275
Phibro Animal Health Corp., Class A	4,488	124,991
Spectrum Pharmaceuticals, Inc.	7,198	46,067
Sucampo Pharmaceuticals, Inc., Class AA C	7,327	86,092

		389,682

Total Health Care		4,457,218

INDUSTRIALS - 14.67%
Aerospace & Defense - 0.48%
Kaman Corp.	3,497	181,040

Building Products - 1.57%
AAON, Inc.	6,160	207,284
Caesarstone Ltd.	3,743	125,016
Omega Flex, Inc.	1,192	54,117
Ply Gem Holding, Inc.A	11,598	201,805

		588,222

Commercial Services & Supplies - 9.39%
Aceto Corp.	5,206	79,860
American Public Education, Inc.A	2,896	69,938
ARC Document Solutions, Inc.A	8,354	33,583
Career Education Corp.A	16,947	141,169
Convergys Corp.	14,793	323,671
CSG Systems International, Inc.	4,947	194,961
Deluxe Corp.	6,860	504,827
Ennis, Inc.	4,164	68,081
Franklin Covey Co.A	1,528	27,428
Herman Miller, Inc.	9,962	296,868
Interface, Inc.	8,018	151,540
Kelly Services, Inc., Class A	6,743	144,165
Kforce, Inc.	3,567	91,850
Marlin Business Services Corp.	1,707	40,627
Monotype Imaging Holdings, Inc.	3,453	69,578
PHI, Inc.A D	2,433	36,280
Steelcase, Inc., Class A	16,173	258,768
TeleTech Holdings, Inc.	6,634	201,010
TRC Co., Inc.A	6,239	63,950
TrueBlue, Inc.A	5,247	136,160
VSE Corp.	2,110	85,835
West Corp.	19,780	472,941
Willis Lease Finance Corp.A	982	24,962

		3,518,052

Construction & Engineering - 0.11%
NV5 Global, Inc.A	1,098	40,406

Electrical Equipment - 0.39%
Chase Corp.	1,241	113,489
Preformed Line Products Co.	724	33,319

		146,808

Industrial Conglomerates - 0.81%
ICF International, Inc.A	2,804	120,432
Park-Ohio Industries, Inc.	2,543	113,545
RPX Corp.A	6,303	67,757

		301,734

See accompanying notes

14

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
INDUSTRIALS - 14.67% (continued)
Machinery - 1.08%
Altra Industrial Motion Corp.	2,852	$110,801
Columbus McKinnon Corp.	2,748	70,926
Hurco Co., Inc.	1,584	43,560
Kadant, Inc.	1,477	91,426
Miller Industries, Inc.	1,987	49,675
Supreme Industries, Inc., Class A	1,977	38,650

		405,038

Oil & Gas - 0.09%
Ardmore Shipping Corp.A C	4,868	33,346

Road & Rail - 0.10%
PAM Transportation Services, Inc.	2,015	36,733

Trading Companies & Distributors - 0.45%
Neff Corp., Class AA	1,819	28,376
Veritiv Corp.A	2,509	139,626

		168,002

Transportation & Logistics - 0.20%
Universal Truckload Services, Inc.	5,441	74,270

Total Industrials		5,493,651

INFORMATION TECHNOLOGY - 15.62%
Communications Equipment - 0.74%
Bel Fuse, Inc., Class B	1,531	39,959
Black Box Corp.	3,094	27,846
Plantronics, Inc.	3,274	175,356
Silicon, Ltd.	922	35,036

		278,197

Computers & Peripherals - 0.11%
Avid Technology, Inc.A	7,178	40,340

Electronic Equipment & Instruments - 5.05%
AVX Corp.	25,041	388,636
CTS Corp.	4,335	94,937
ePlus, Inc.	803	101,941
Kimball Electronics, Inc.A	4,622	74,414
Nanometrics, Inc.A	2,516	68,460
Novanta, Inc.A	4,486	109,010
Plexus Corp.A	4,702	263,641
Sanmina Corp.A	16,305	635,895
Scansource, Inc.A	3,778	152,065

		1,888,999

Internet Software & Services - 4.17%
Carbonite, Inc.A	1,882	36,605
Endurance International Group Holdings, Inc.A	19,564	166,294
Grand Canyon Education, Inc.A	6,650	408,177
j2 Global, Inc.	5,490	446,995
NIC, Inc.	8,220	173,442
Perficient, Inc.A	5,200	94,484
Web.com Group, Inc.A	10,986	211,481
Zix Corp.	5,168	25,892

		1,563,370

IT Consulting & Services - 2.92%
EVERTEC, Inc.	12,464	210,018
Forrester Research, Inc.	2,011	73,402

See accompanying notes

15

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
INFORMATION TECHNOLOGY - 15.62% (continued)
IT Consulting & Services - 2.92% (continued)
Hackett Group, Inc.	3,770	$76,003
Sykes Enterprises, Inc.A	6,524	177,583
Syntel, Inc.	24,470	432,874
TechTarget, Inc.A	3,661	33,498
Virtusa Corp.A	2,853	88,472

		1,091,850

Semiconductor Equipment & Products - 1.17%
Entegris, Inc.A	17,443	369,792
IXYS Corp.	5,610	69,283

		439,075

Software - 1.46%
Pegasystems, Inc.	7,062	303,666
QAD, Inc., Class A	1,670	45,842
Quality Systems, Inc.A	7,069	107,873
Sapiens International Corp., N.V	6,219	90,051

		547,432

Total Information Technology		5,849,263

MATERIALS - 3.58%
Chemicals - 2.34%
FutureFuel Corp.	10,896	144,154
Hawkins, Inc.	1,616	79,911
Innospec, Inc.	3,435	224,305
KMG Chemicals, Inc.	1,835	67,455
OMNOVA Solutions, Inc.A	5,553	51,365
Stepan Co.	3,442	260,250
Trecora ResourcesA	4,233	51,008

		878,448

Construction Materials - 0.17%
United States Lime & Minerals, Inc.	811	61,765

Containers & Packaging - 0.07%
UFP Technologies, Inc.A	1,106	26,544

Metals & Mining - 0.15%
Handy & Harman Ltd.A	2,303	54,927

Paper & Forest Products - 0.85%
Glatfelter Co.	6,954	153,683
Potlatch Corp.E	3,742	165,584

		319,267

Total Materials		1,340,951

REAL ESTATE - 7.61%
Equity Real Estate Investment Trusts - 6.27%
Alexander’s, Inc.E	712	311,251
Armada Hoffler Properties, Inc.E	6,528	91,066
Geo Group, Inc.E	5,839	277,995
Getty Realty Corp.E	4,962	130,947
Infrareit, Inc.E	6,264	104,296
Medical Properties Trust, Inc.E	29,337	393,702
National Health Investors, Inc.E	4,541	343,844
One Liberty Properties, Inc.E	2,387	58,648
Saul Centers, Inc.E	2,273	145,563
Select Income REITE	10,905	283,530

See accompanying notes

16

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
REAL ESTATE - 7.61% (continued)
Equity Real Estate Investment Trusts - 6.27% (continued)
Summit Hotel Properties, Inc.E	13,427	$206,642

		2,347,484

Mortgage Real Estate Investment Trusts - 0.19%
Great Ajax Corp.E	5,478	71,981

Real Estate Management & Development - 1.15%
AV Homes, Inc.A	4,475	73,838
Consolidated Tomaka Land Co.	599	33,017
HFF, Inc., Class A	5,360	158,923
Marcus & Millichap, Inc.A	5,950	162,733

		428,511

Total Real Estate		2,847,976

TELECOMMUNICATION SERVICES - 0.33%
Diversified Telecommunication Services - 0.13%
IDT Corp., Class B	2,514	48,520

Wireless Telecommunication Services - 0.20%
Spok Holdings, Inc.	4,051	73,728

Total Telecommunication Services		122,248

UTILITIES - 2.79%
Electric - 2.24%
MGE Energy, Inc.	4,492	287,264
Ormat Technologies, Inc.	6,217	342,743
Otter Tail Corp.	5,587	210,071

		840,078

Water - 0.55%
Artesian Resources Corp., Class A	1,300	42,835
Middlesex Water Co.	2,625	98,831
York Water Co.	1,767	63,612

		205,278

Total Utilities		1,045,356

Total Common Stock (Cost $32,069,524)		35,499,501

SHORT TERM INVESTMENTS - 3.15% (Cost $1,179,902)
American Beacon U.S. Government Money Market Select Fund, Select ClassF	1,179,902	1,179,902

SECURITIES LENDING COLLATERAL - 0.22% (Cost $83,350)
American Beacon U.S. Government Money Market Select Fund, Select ClassF	83,350	83,350

TOTAL INVESTMENTS - 98.17% (Cost $33,332,776)		36,762,753
OTHER ASSETS, NET OF LIABILITIES - 1.83%		684,708

TOTAL NET ASSETS - 100.00%		$37,447,461

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.
C	All or a portion of this security is on loan at February 28, 2017.
D	Non-voting participating shares.
E	REIT - Real Estate Investment Trust.
F	The Fund is affiliated by having the same investment advisor.

See accompanying notes

17

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2017 (Unaudited)

Futures Contracts Open on February 28, 2017:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	Long	16	March 2017	$1,108,000	$7,553

				$1,108,000	$7,553

See accompanying notes

18

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2017 (Unaudited)

	The London Company Income Equity Fund	Zebra Small Cap Equity Fund
Assets:
Investments in unaffiliated securities, at fair value A C	$1,162,907,815	$35,499,501
Investments in affiliated securities, at fair value B	25,915,827	1,263,252
Deposit with brokers for futures contracts	426,739	28,229
Dividends and interest receivable	3,823,126	35,236
Receivable for investments sold	—	136,809
Receivable for fund shares sold	2,725,060	996,144
Receivable for expense reimbursement (Note 2)	—	9,915
Receivable for variation margin on open futures contracts	536,719	7,573
Prepaid expenses	96,467	29,834

Total assets	1,196,431,753	38,006,493

Liabilities:
Payable for investments purchased	—	202,717
Payable for fund shares redeemed	2,683,705	214,699
Payable upon return of securities loaned	—	83,350
Management and investment advisory fees payable	649,850	27,745
Administrative service and service fees payable	241,496	6,803
Transfer agent fees payable	2,644	438
Custody and fund accounting fees payable	7,195	1,367
Professional fees payable	18,904	21,872
Payable for prospectus and shareholder reports	28,148	—
Other liabilities	1,287	41

Total liabilities	3,633,229	559,032

Net Assets	$1,192,798,524	$37,447,461

Analysis of Net Assets:
Paid-in-capital	$1,037,604,549	$32,342,533
Undistributed (overdistribution of) net investment income	2,162,643	7,385
Accumulated net realized gain (loss)	(20,304,920)	1,660,013
Unrealized appreciation of investments	172,799,609	3,429,977
Unrealized appreciation of futures contracts	536,643	7,553

Net assets	$1,192,798,524	$37,447,461

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	13,266,006	111,953

Y Class	41,597,097	1,040,551

Investor Class	2,253,974	629,515

A Class	6,086,890	430,753

C Class	11,416,763	149,366

Net assets:
Institutional Class	$213,332,518	$1,775,336

Y Class	$665,670,250	$16,640,312

Investor Class	$36,120,450	$9,946,171

A Class	$96,983,385	$6,810,464

C Class	$180,691,921	$2,275,178

Net asset value, offering and redemption price per share:
Institutional Class	$16.08	$15.86

Y Class	$16.00	$15.99

Investor Class	$16.03	$15.80

A Class	$15.93	$15.81

A Class (offering price)	$16.90	$16.77

C Class	$15.83	$15.23

A Cost of investments in unaffiliated securities	$990,108,206	$32,069,524
B Cost of investments in affiliated securities	$25,915,827	$1,263,252
C Fair value of securities on loan	$—	$81,430

See accompanying notes

19

American Beacon FundsSM

Statements of Operations

For the six months Ended February 28, 2017 (Unaudited)

	The London Company Income Equity Fund	Zebra Small Cap Equity Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$15,531,426	$453,451
Dividend income from affiliated securities	88,236	1,810
Income derived from securities lending	—	8,743

Total investment income	15,619,662	464,004

Expenses:
Management and investment advisory fees (Note 2)	3,658,032	143,247
Transfer agent fees:
Institutional Class	24,879	391
Y Class	8,370	169
Investor Class	1,621	904
A Class	3,881	467
C Class	3,807	143
Custody and fund accounting fees	43,438	6,208
Professional fees	30,995	20,458
Registration fees and expenses	48,763	36,996
Service fees (Note 2):
Y Class	302,196	6,922
Investor Class	53,126	10,749
A Class	69,563	4,031
C Class	135,143	1,470
Distribution fees (Note 2):
A Class	115,939	6,719
C Class	900,956	9,803
Prospectus and shareholder report expenses.	33,969	2,398
Trustee fees	27,511	731
Other expenses	26,666	1,331

Total expenses	5,488,855	253,137

Net fees waived and expenses reimbursed (Note 2)	—	(66,187)

Net expenses	5,488,855	186,950

Net investment income	10,130,807	277,054

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(23,711,244)	1,891,928
Commission recapture (Note 3)	10,290	—
Futures contracts	3,057,124	34,164
Change in net unrealized appreciation (depreciation) of:
Investments	89,652,936	1,721,572
Futures contracts	434,284	425

Net gain from investments	69,443,390	3,648,089

Net increase in net assets resulting from operations	$79,574,197	$3,925,143

A Foreign taxes	$—	$50

See accompanying notes

20

American Beacon FundsSM

Statements of Changes in Net Assets

	The London Company Income Equity Fund		Zebra Small Cap Equity Fund
	Six Months Ended February 28,	Year Ended August 31,	Six Months Ended February 28,	Year Ended August 31,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$10,130,807	$18,248,062	$277,054	$153,893
Net realized gain (loss) from investments, commission recapture, and futures contracts	(20,643,830)	8,459,871	1,926,092	(254,586)
Change in net unrealized appreciation (depreciation) from investments and futures contracts	90,087,220	80,948,359	1,721,997	2,570,834

Net increase in net assets resulting from operations	79,574,197	107,656,292	3,925,143	2,470,141

Net investment income:
Institutional Class	(2,007,385)	(3,544,997)	(19,221)	(8,763)
Y Class	(5,910,133)	(9,926,813)	(167,869)	(38,839)
Investor Class	(270,733)	(452,631)	(101,264)	(13,402)
A Class	(780,644)	(1,491,174)	(61,098)	(10,123)
C Class	(847,691)	(1,766,190)	(13,853)	—
Net realized gain from investments:
Institutional Class	(1,273,581)	—	—	(201,256)
Y Class	(3,962,754)	—	—	(891,959)
Investor Class	(214,901)	—	—	(447,110)
A Class	(591,876)	—	—	(468,807)
C Class	(1,169,919)	—	—	(161,536)

Net distributions to shareholders	(17,029,617)	(17,181,805)	(363,305)	(2,241,795)

Capital Share Transactions:
Proceeds from sales of shares	213,897,266	548,570,693	11,022,928	13,574,650
Reinvestment of dividends and distributions	8,266,996	7,818,081	359,354	2,212,923
Cost of shares redeemed	(178,793,282)	(277,196,132)	(5,461,485)	(8,379,853)

Net increase in net assets from capital share transactions	43,370,980	279,192,642	5,920,797	7,407,720

Net increase in net assets	105,915,560	369,667,129	9,482,635	7,636,066

Net Assets:
Beginning of period	1,086,882,964	717,215,835	27,964,826	20,328,760

End of Period *	$1,192,798,524	$1,086,882,964	$37,447,461	$27,964,826

*Includes undistributed (overdistribution of) net investment income	$2,162,643	$2,328,414	$7,385	$51,103

See accompanying notes

21

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended, (the “Act”) as diversified, open-end management investment companies. As of February 28, 2017, the Trust consists of twenty-seven active series, two of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): the American Beacon The London Company Income Equity Fund and the American Beacon Zebra Small Cap Equity Fund. The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and its impact, if any, on the Funds’ Financial Statements.

Class Disclosure

The Funds have multiple classes of shares designed to meet the needs of different groups of investors. However, not all Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors—sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors—sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors—sold directly through intermediary channels.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or employee directed benefit plans with applicable sales charges, which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administration fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly,

22

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board

Accounting Standard Codification Topic 946, Financial Services—Investment Companies, which is part of U.S.

Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

23

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a controlling ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of February 28, 2017, based on management’s evaluation of the shareholder account base, one account has been identified as representing one non-affiliated controlling ownership of approximately 7% of the Zebra Small Cap Equity Fund’s outstanding shares.

2. Transactions with Affiliates

Management Agreement

The Funds and the Manager are parties to a management agreement that obligates the Manager to provide investment advisory, fund management, and administrative services to the Funds. As compensation for performing the duties under the Management Agreement, the Manager receives from the Funds an annualized fee at the following annual rates as a percentage of average daily net assets: 0.35% of the first $5 billion, 0.325% of the next $5 billion, 0.30% of the next $10 billion, and 0.275% over $20 billion. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Funds an annualized investment advisory fee based on a percentage of the Funds’ average daily assets. Management fees paid by the Funds during the six months ended February 28, 2017 were as follows:

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts Paid to Manager
The London Company Income Equity	0.67%	$3,658,032	$1,725,037	$1,932,995
Zebra Small Cap Equity	0.89%	143,247	86,946	56,301

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Zebra Small Cap Equity Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. This fee is included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the six months ended February 28, 2017, securities lending fees paid to the Manager were $771 for the Zebra Small Cap Equity Fund.

Distribution Plans

The Funds, except for the A and C Classes, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fees received by the Manager and the investment advisor hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Classes and 1.00% of the average daily net assets of the C Classes of each Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

24

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.10% of the average daily net assets of Y Class, up to 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional Class of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to the Trust’s Board of Trustees (the “Board”) approval, have agreed to reimburse the Manager for all or a portion of the servicing fees paid to these intermediaries for the Institutional Class. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional Class on an annual basis. For the period ended February 28, 2017, the sub-transfer agent fees, as included in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
The London Company Income Equity	$22,003
Zebra Small Cap Equity	266

As of February 28, 2017, the Funds owed the Manager the following reimbursements of sub-transfer agent fees, as included in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement of Sub-Transfer Agent Fees
The London Company Income Equity	$3,788
Zebra Small Cap Equity	355

Investment in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees totaling 0.10% of its average daily net assets of the USG Select Fund. During the period ended February 28, 2017, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
The London Company Income Equity	$24,206	$—	$24,206
Zebra Small Cap Equity	462	147	609

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow

25

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

from other participating funds. During the six months ended February 28, 2017, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the classes of the Funds to the extent that total annual fund operating expenses exceed the Funds’ expense cap. For the six months ended February 28, 2017, the Manager waived or reimbursed expenses as follows:

Fund	Class	Expense Cap 9/1/2016 - 2/28/2017	Reimbursed Expenses	Expiration
Zebra Small Cap Equity	Institutional	0.89%	$4,514	2020
Zebra Small Cap Equity	Y	0.99%	30,544	2020
Zebra Small Cap Equity	Investor	1.27%	14,266	2020
Zebra Small Cap Equity	A	1.29%	12,387	2020
Zebra Small Cap Equity	C	2.04%	14,476	2020

Of these amounts, $9,915 was disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at February 28, 2017 for the Zebra Small Cap Equity Fund. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The reimbursed expenses listed above will expire in 2020. The Funds did not record a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration
The London Company Income Equity	$—	$13,005	2017
Zebra Small Cap Equity Fund	—	94,922	2017
Zebra Small Cap Equity Fund	—	105,676	2018
Zebra Small Cap Equity Fund	—	130,345	2019

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended February 28, 2017, Foreside collected $41,797 and $1,001 in sales commissions from the sale of Class A Shares for The London Company Income Equity and Zebra Small Cap Equity Funds, respectively.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended February 28, 2017, fees of $299 were collected for The London Company Income Equity Fund for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended February 28, 2017, CDSC fees of $37,617 and $169 were collected for the Class A Shares of The London Company Income Equity and Zebra Small Cap Equity Funds, respectively.

26

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Trustee Fees and Expenses

As compensation for their service to the Trust and the American Beacon Select Funds Trust, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $5,000 fee each quarter for his attendance at the Committee meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available, are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities are normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the margin disclosed on the Statements of Assets and Liabilities.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Valuation Committee, established by the Funds’ Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

27

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of February 28, 2017, the investments were classified as described below:

The London Company Income Equity Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$1,162,907,815	$—	$—	$1,162,907,815
Short-Term Investments - Money Market Funds	25,915,827	—	—	25,915,827

Total Investments in Securities	$1,188,823,642	$—	$—	$1,188,823,642

Financial Derivative Instruments - Assets
Futures Contracts	$536,643	$—	$—	$536,643

Total Other Financial Instruments	$536,643	$—	$—	$536,643

Zebra Small Cap Equity Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$35,499,501	$—	$—	$35,499,501
Short-Term Investments - Money Market Funds	1,179,902	—	—	1,179,902
Securities Lending Collateral invested in Money Markets Funds.	83,350	—	—	83,350

Total Investments in Securities	$36,762,753	$—	$—	$36,762,753

Financial Derivative Instruments - Assets
Futures Contracts	$7,553	$—	$—	$7,553

Total Other Financial Instruments	$7,553	$—	$—	$7,553

(1)	Refer to the Schedule of Investments for industry information.

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended February 28, 2017, there were no transfers between levels.

4. Securities and Other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund’s possible inability to convert immediately into U.S.

28

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund

29

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the six months ended February 28, 2017, the Funds entered into future contracts primarily for exposing cash to markets.

The Funds’ futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding each quarter end.

Average Futures Contracts Outstanding
Fund	Period ended February 28, 2017
The London Company Income Equity	328
Zebra Small Cap Equity	9

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure(1):

Fair Values of financial derivative instruments not accounted for as hedging instruments as of February 28, 2017:

Statements of Assets and Liabilities:	Derivatives	The London Company Income Equity	Zebra Small Cap Equity
Receivable for variation margin from open futures contracts (2)	Equity Contracts	$536,643	$7,553

The effect of financial derivative instruments not accounted for as hedging instruments during the period ended February 28, 2017:

Statements of Operations:
Net realized gain (loss) from futures contracts	Equity Contracts	$3,057,124	$34,164
Change in net unrealized appreciation (depreciation) of futures contracts	Equity Contracts	434,284	425

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Funds’ Schedules of Investment footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

30

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below:

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

Dividend Risk

An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Liquidity Risk

The Zebra Small Cap Equity Fund is susceptible to the risk that certain small cap equity investments held by the Fund may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, the Fund may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

31

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a rate increase on various markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds. To the extent that a Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Securities Lending Risk

To the extent a Fund lends its securities, it may be subject to the following risks. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of February 28, 2017.

32

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

The London Company Income Equity Fund

Offsetting of Financial and Derivative Assets as of February 28, 2017:

		Gross Amounts	Net Amount of
		Offset in the	Assets Presented
		Statements	in the Statements
	Gross Amounts of	of Assets and	of Assets and
Description	Recognized Assets	Liabilities	Liabilities
Futures contracts (1)	$536,643	$—	$536,643

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of February 28, 2017:

Gross Amounts Offset in the Statements
	Net Amount of Assets	of Assets and Liabilities
	Presented in the Statements	Financial	Cash Collateral
Counterparty	of Assets and Liabilities	Instruments	Pledged	Net Amount
Goldman Sachs & Co. (1)	$536,643	$—	$—	$536,643

Zebra Small Cap Equity Fund

Offsetting of Financial Asset and Derivative Assets as of February 28, 2017:

		Gross Amounts	Net Amount of
		Offset in the	Assets Presented
		Statements	in the Statements
	Gross Amounts of	of Assets and	of Assets and
Description	Recognized Assets	Liabilities	Liabilities
Securities on loan(2)	$81,430	$—	$81,430
Futures Contracts (1)	7,553	—	7,553

	$88,983	$—	$88,983

Financial Asset, Derivative Assets, and Collateral Pledged by Counterparty as of February 28, 2017:

		Gross Amounts Offset in the
	NetAmount of Assets Presented in the Statements	Statements of Assets and Liabilities
		Financial	Cash Collateral
Counterparty	of Assets and Liabilities	Instruments	Pledged(2)	Net Amount
Barclays Capital Inc.	$49,000	$—	$(49,000)	$—
Goldman Sachs & Co (1)	7,553	—	—	7,553
JP Morgan Clearing Corp.	32,430	—	(32,430)	—

	$88,983	$—	$(81,430)	$7,553

(1)	The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for information purposes only.
(2)	Excess collateral received from the individual counterparty is not shown for financial statement purposes. Collateral with a value of $83,350 has been received in connection with securities lending transactions.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any recorded tax liabilities in the accompanying financial statements. The tax years for the periods ended August 31, 2013, 2014, 2015, and 2016 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognized interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

33

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements

The tax character of distributions paid were as follows:

	The London Company		Zebra Small Cap
	Income Equity Fund		Equity Fund
	Six months ended	Year ended	Six months ended	Year ended
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Distributions paid from:
Ordinary Income*
Institutional Class	$2,008,359	$3,544,997	$19,221	$71,514
Y Class	5,913,190	9,926,813	167,869	316,947
Investor Class	270,894	452,631	101,264	152,808
A Class	781,105	1,491,174	61,098	156,294
C Class	848,494	1,766,190	13,853	50,367
Long-term capital gains
Institutional Class	1,272,607	—	—	138,505
Y Class	3,959,697	—	—	613,851
Investor Class	214,740	—	—	307,704
A Class	591,415	—	—	322,636
C Class	1,169,116	—	—	111,169

Total distributions paid	$17,029,617	$17,181,805	$363,305	$2,241,795

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of February 28, 2017, the components of distributable earnings (deficit) on a tax basis were as follows:

	The London Company	Zebra Small Cap
	Income Equity Fund	Equity Fund
Cost basis of investments for federal income tax purposes	$1,016,057,300	$33,602,425
Unrealized appreciation	193,765,836	4,878,625
Unrealized depreciation	(20,999,494)	(1,718,297)

Net unrealized appreciation (depreciation)	172,766,342	3,160,328
Undistributed ordinary income	2,162,643	989,282
Undistributed long-term capital gains	—	955,318
Accumulated capital and other losses	(19,735,010)	—
Other temporary differences	—	—

Distributable earnings (deficits)	$155,193,975	$5,104,928

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains (losses) on certain derivative instruments and the reclassification of income from real estate investment securities.

Due to inherent differences in the recognition of income, expenses and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

34

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

Accordingly, the following reclassified amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities and dividend reclasses as of February 28, 2017:

	The London Company	Zebra Small Cap
	Income Equity Fund	Equity Fund
Paid-in-capital	$(1)	$220
Undistributed (overdistribution of) net investment income	(479,992)	42,533
Accumulated net realized gain (loss)	479,993	(42,753)
Unrealized appreciation (depreciation) of investments in futures contracts	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of February 28, 2017, The London Company Income Equity Fund has $1,358,719 of short-term and $18,376,291 of long-term post RIC MOD capital loss carryforward .

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended February 28, 2017 were as follows:

	The London Company
	Income	Zebra Small Cap
	Equity Fund	Equity Fund
Purchases (excluding U.S. government securities)	$101,955,125	$16,076,380
Sales and Maturities (excluding U.S. government securities)	40,646,756	11,228,694

A summary of the Funds’ transactions in the USG Select Fund for the six months ended February 28, 2017 were as follows:

		August 31, 2016			February 28, 2017
	Type of	Shares/Fair			Shares/Fair	Dividend
Fund	Transaction	Value	Purchases	Sales	Value	Income
The London Company Income Equity	Direct	$45,223,294	$150,965,259	$170,272,726	$25,915,827	$88,236
Zebra Small Cap Equity	Direct Securities	830,296	9,857,530	9,507,924	1,179,902	1,810
Zebra Small Cap Equity	Lending	356,775	2,296,684	2,570,109	83,350	N/A

9. Securities Lending

The Zebra Small Cap Equity Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower subject to standard settlement periods. This may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral

35

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

At February 28, 2017, the value of outstanding securities on loan and the value of collateral was as follows :

Fair Value of		Cash Collateral
Securities on Loan	Non-Cash Collateral	Posted by Borrower
$81,430	$—	$83,350

Cash collateral is listed in the Funds’ Schedules of Investments and is shown on Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” in the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended February 28, 2017		Year Ended August 31, 2016
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,940,929	$29,459,637	4,317,062	$61,703,562
Reinvestment of dividends	182,827	2,784,667	209,460	2,997,506
Shares redeemed	(1,627,265)	(24,767,333)	(1,646,575)	(23,431,242)

Net increase in shares outstanding	496,491	$7,476,971	2,879,947	$41,269,826

36

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

	Y Class
	Six Months Ended February 28, 2017		Year Ended August 31, 2016
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	9,512,671	$144,209,699	24,943,586	$354,214,007
Reinvestment of dividends	240,460	3,645,452	216,302	3,091,654
Shares redeemed	(6,575,864)	(100,086,968)	(13,173,464)	(187,434,356)

Net increase in shares outstanding	3,177,267	$47,768,183	11,986,424	$169,871,305

	Investor Class
	Six Months Ended February 28, 2017		Year Ended August 31, 2016
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	791,896	$11,945,892	1,081,723	$15,497,749
Reinvestment of dividends	30,839	468,815	30,330	432,609
Shares redeemed	(491,083)	(7,402,162)	(679,241)	(9,525,154)

Net increase in shares outstanding	331,652	$5,012,545	432,812	$6,405,204

	A Class
	Six Months Ended February 28, 2017		Year Ended August 31, 2016
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	732,920	$11,035,620	2,777,336	$39,632,748
Reinvestment of dividends	55,083	832,260	61,866	877,243
Shares redeemed	(969,737)	(14,565,470)	(1,841,117)	(26,253,994)

Net increase in shares outstanding	(181,73)	$(2,697,590)	998,085	$14,255,997

	C Class
	Six Months Ended February 28, 2017		Year Ended August 31, 2016
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,156,078	$17,246,418	5,471,163	$77,522,627
Reinvestment of dividends	35,558	535,802	29,724	419,069
Shares redeemed	(2,122,787)	(31,971,349)	(2,151,617)	(30,551,386)

Net increase in shares outstanding	(931,151)	$(14,189,129)	3,349,270	$47,390,310

	Institutional Class
	Six Months Ended February 28, 2017		Year Ended August 31, 2016
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	9,577	$142,786	54,556	$748,177
Reinvestment of dividends	1,201	19,221	16,524	210,019
Shares redeemed	(62,641)	(886,044)	(31,439)	(414,137)

Net increase in shares outstanding	(51,863)	$(724,037)	39,641	$544,059

	Y Class
	Six Months Ended February 28, 2017		Year Ended August 31, 2016
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	373,289	$5,637,558	309,719	$4,112,092
Reinvestment of dividends	10,383	167,686	72,550	930,798
Shares redeemed	(117,163)	(1,784,587)	(291,579)	(3,867,819)

Net increase in shares outstanding	266,509	$4,020,657	90,690	$1,175,071

	Investor Class
	Six Months Ended February 28, 2017		Year Ended August 31, 2016
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	157,924	$2,442,443	468,594	$6,246,532
Reinvestment of dividends	6,322	100,896	36,142	459,726
Shares redeemed	(77,230)	(1,155,835)	(143,215)	(1,898,357)

Net increase (decrease) in shares outstanding	87,016	$1,387,504	361,521	$4,807,901

37

American Beacon FundsSM

Notes to Financial Statements

February 28, 2017 (Unaudited)

	A Class
	Six Months Ended February 28, 2017		Year Ended August 31, 2016
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	142,898	$2,227,185	128,084	$1,705,574
Reinvestment of dividends	3,361	57,984	35,611	453,323
Shares redeemed	(86,542)	(1,268,444)	(130,342)	(1,726,256)

Net increase (decrease) in shares outstanding	59,987	$1,016,725	33,353	$432,641

	C Class
	Six Months Ended February 28, 2017		Year Ended August 31, 2016
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	37,782	$572,956	59,351	$762,275
Reinvestment of dividends	880	13,567	12,910	159,057
Shares redeemed	(25,126)	(366,575)	(37,688)	(473,284)

Net increase (decrease) in shares outstanding	13,536	$219,948	34,574	$448,048

11. Subsequent Event

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

38

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months
	Ended						May 29 to
	February 28,		Year Ended August 31,				August 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.25		$13.85	$14.12	$11.80	$10.49	$10.00

Income from investment operations:
Net investment income	0.16		0.32	0.31	0.30	0.31	0.06
Net gains (losses) on investments (both realized and unrealized)	0.93		1.40	(0.14)	2.39	1.30	0.47

Total income (loss) from investment operations	1.09		1.72	0.17	2.69	1.61	0.53

Less distributions:
Dividends from net investment income	(0.16)		(0.32)	(0.32)	(0.28)	(0.29)	(0.04)
Distributions from net realized gains	(0.10)		—	(0.12)	(0.09)	(0.01)	—

Total distributions	(0.26)		(0.32)	(0.44)	(0.37)	(0.30)	(0.04)

Net asset value, end of period	$16.08		$15.25	$13.85	$14.12	$11.80	$10.49

Total return A	7.21	%B	12.57%	1.08%	23.13%	15.55%	5.31	%B

Ratios and supplemental data:
Net assets, end of period	$213,332,518		$194,708,612	$137,006,660	$58,277,396	$44,731,302	$10,330,902
Ratios to average net assets:
Expenses, before reimbursements	0.73	%C	0.75%	0.75%	0.82%	1.13%	7.28	%C
Expenses, net of reimbursements	0.73	%C	0.77%	0.79%	0.79%	0.79%	0.79	%C
Net investment income (loss), before expense reimbursements	2.11	%C	2.32%	2.35%	2.31%	2.32%	(3.99	)%C
Net investment income, net of reimbursements	2.11	%C	2.30%	2.30%	2.33%	2.66%	2.50	%C
Portfolio turnover rate	4	%B	20%	15%	10%	15%	6	%D

	Y Class
	Six Months
	Ended						May 29 to
	February 28,		Year Ended August 31,				August 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.17		$13.79	$14.06	$11.75	$10.49	$10.00

Income from investment operations:
Net investment income	0.15		0.32	0.31	0.28	0.33	0.05
Net gains (losses) on investments (both realized and unrealized)	0.93		1.37	(0.15)	2.39	1.26	0.48

Total income (loss) from investment operations	1.08		1.69	0.16	2.67	1.59	0.53

Less distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.31)	(0.27)	(0.32)	(0.04)
Distributions from net realized gains	(0.10)		—	(0.12)	(0.09)	(0.01)	—

Total distributions	(0.25)		(0.31)	(0.43)	(0.36)	(0.33)	(0.04)

Net asset value, end of period	$16.00		$15.17	$13.79	$14.06	$11.75	$10.49

Total return A	7.19	%B	12.42%	1.03%	23.05%	15.45%	5.31	%B

Ratios and supplemental data:
Net assets, end of period	$665,670,250		$582,952,334	$364,477,089	$122,714,756	$28,814,001	$551,601
Ratios to average net assets:
Expenses, before reimbursements	0.81	%C	0.82%	0.83%	0.89%	1.09%	10.59	%C
Expenses, net of reimbursements	0.81	%C	0.82%	0.84%	0.89%	0.89%	0.89	%C
Net investment income (loss), before expense reimbursements	2.03	%C	2.24%	2.27%	2.24%	2.22%	(7.30	)%C
Net investment income, net of reimbursements	2.03	%C	2.24%	2.26%	2.25%	2.42%	2.40	%C
Portfolio turnover rate	4	%B	20%	15%	10%	15%	6	%D

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover is for the period May 29, 2012 through August 31, 2012 and is not annualized.

39

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months
	Ended						May 29 to
	February 28,		Year Ended August 31,				August 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.19		$13.81	$14.08	$11.76	$10.48	$10.00

Income from investment operations:
Net investment income	0.13		0.28	0.28	0.26	0.27	0.05
Net gains (losses) on investments (both realized and unrealized)	0.94		1.37	(0.17)	2.39	1.29	0.47

Total income (loss) from investment operations	1.07		1.65	0.11	2.65	1.56	0.52

Less distributions:
Dividends from net investment income	(0.13)		(0.27)	(0.26)	(0.24)	(0.27)	(0.04)
Distributions from net realized gains	(0.10)		—	(0.12)	(0.09)	(0.01)	—

Total distributions	(0.23)		(0.27)	(0.38)	(0.33)	(0.28)	(0.04)

Net asset value, end of period	$16.03		$15.19	$13.81	$14.08	$11.76	$10.48

Total return A	7.12	%B	12.13%	0.71%	22.83%	15.14%	5.21	%B

Ratios and supplemental data:
Net assets, end of period	$36,120,450		$29,208,149	$20,564,814	$16,549,654	$8,839,661	$2,073,316
Ratios to average net assets:
Expenses, before reimbursements	1.05	%C	1.06%	1.04%	1.06%	1.54%	10.14	%C
Expenses, net of reimbursements	1.05	%C	1.06%	1.16%	1.10%	1.17%	1.17	%C
Net investment income (loss), before expense reimbursements	1.79	%C	2.01%	2.04%	2.06%	1.86%	(6.99	)%C
Net investment income, net of reimbursements	1.79	%C	2.01%	1.93%	2.02%	2.23%	1.99	%C
Portfolio turnover rate	4	%B	20%	15%	10%	15%	6	%D

	A Class
	Six Months
	Ended						May 29 to
	February 28,		Year Ended August 31,				August 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.11		$13.73	$14.00	$11.70	$10.47	$10.00

Income from investment operations:
Net investment income	0.13		0.27	0.27	0.24	0.31	0.05
Net gains (losses) on investments (both realized and unrealized)	0.92		1.38	(0.16)	2.37	1.23	0.46

Total income (loss) from investment operations	1.05		1.65	0.11	2.61	1.54	0.51

Less distributions:
Dividends from net investment income	(0.13)		(0.27)	(0.26)	(0.22)	(0.30)	(0.04)
Distributions from net realized gains	(0.10)		—	(0.12)	(0.09)	(0.01)	—

Total distributions	(0.23)		(0.27)	(0.38)	(0.31)	(0.31)	(0.04)

Net asset value, end of period	$15.93		$15.11	$13.73	$14.00	$11.70	$10.47

Total return A	6.99	%B	12.14%	0.71%	22.58%	14.99%	5.11	%B

Ratios and supplemental data:
Net assets, end of period	$96,983,385		$94,705,221	$72,363,106	$31,579,315	$12,108,558	$646,710
Ratios to average net assets:
Expenses, before reimbursements	1.11	%C	1.13%	1.13%	1.28%	1.59%	11.94	%C
Expenses, net of reimbursements	1.11	%C	1.13%	1.17%	1.27%	1.29%	1.29	%C
Net investment income (loss), before expense reimbursements	1.72	%C	1.94%	1.96%	1.85%	1.93%	(8.87	)%C
Net investment income, net of reimbursements	1.72	%C	1.94%	1.92%	1.86%	2.23%	1.78	%C
Portfolio turnover rate	4	%B	20%	15%	10%	15%	6	%D

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover is for the period May 29, 2012 through August 31, 2012 and is not annualized.

40

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months
	Ended						May 29 to
	February 28,		Year Ended August 31,				August 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.01		$13.65	$13.93	$11.66	$10.46	$10.00

Income from investment operations:
Net investment income	0.07		0.17	0.18	0.15	0.24	0.04
Net gains (losses) on investments (both realized and unrealized)	0.92		1.36	(0.17)	2.35	1.21	0.46

Total income (loss) from investment operations	0.99		1.53	0.01	2.50	1.45	0.50

Less distributions:
Dividends from net investment income	(0.07)		(0.17)	(0.17)	(0.14)	(0.24)	(0.04)
Distributions from net realized gains	(0.10)		—	(0.12)	(0.09)	(0.01)	—

Total distributions	(0.17)		(0.17)	(0.29)	(0.23)	(0.25)	(0.04)

Net asset value, end of period	$15.83		$15.01	$13.65	$13.93	$11.66	$10.46

Total return A	6.63	%B	11.28%	(0.04)%	21.69%	14.05%	5.01	%B

Ratios and supplemental data:
Net assets, end of period	$180,691,921		$185,308,648	$122,804,166	$46,638,516	$8,015,463	$274,067
Ratios to average net assets:
Expenses, before reimbursements	1.86	%C	1.87%	1.88%	2.02%	2.26%	13.83	%C
Expenses, net of reimbursements	1.86	%C	1.87%	1.89%	2.01%	2.04%	2.04	%C
Net investment income (loss), before expense reimbursements	0.96	%C	1.20%	1.22%	1.11%	1.09%	(10.65	)%C
Net investment income, net of reimbursements	0.96	%C	1.20%	1.21%	1.12%	1.31%	1.14	%C
Portfolio turnover rate	4	%B	20%	15%	10%	15%	6	%D

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover is for the period May 29, 2012 through August 31, 2012 and is not annualized.

41

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months
	Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$14.07		$14.21	$14.36	$13.66	$12.40	$11.30

Income from investment operations:
Net investment income	0.16		0.18	0.13	0.14	0.46	0.27
Net gains (losses) from investments (both realized and unrealized)	1.80		1.15	(0.03)	2.12	2.79	1.15

Total income from investment operations	1.96		1.33	0.10	2.26	3.25	1.42

Less distributions:
Dividends from net investment income	(0.17)		(0.06)	(0.04)	—	(1.17)	(0.10)
Distributions from net realized gains	—		(1.41)	(0.21)	(1.56)	(0.82)	(0.22)

Total distributions	(0.17)		(1.47)	(0.25)	(1.56)	(1.99)	(0.32)

Net asset value, end of period	$15.86		$14.07	$14.21	$14.36	$13.66	$12.40

Total return A	13.95	%B	10.46%	0.68%	16.67%	29.81%	12.78%

Ratios and supplemental data:
Net assets, end of period	$1,775,336		$2,305,284	$1,764,526	$1,606,024	$1,522,235	$923,572
Ratios to average net assets:
Expenses, before reimbursements	1.39	% C	1.53%	1.56%	1.64%	2.77%	3.18%
Expenses, net of reimbursements	0.90	% C	0.89%	1.00%	0.99%	0.99%	0.99%
Net investment income (loss), before reimbursements	1.98	% C	0.34%	0.17%	0.33%	(0.28)%	(0.71)%
Net investment income, net of reimbursements	2.48	% C	0.97%	0.73%	0.99%	1.50%	1.48%
Portfolio turnover rate	36	%B	50%	97%	76%	89%	103%

	Y Class
	Six Months
	Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$14.20		$14.33	$14.50	$13.79	$12.46	$11.36

Income from investment operations:
Net investment income	0.13		0.12	0.10	0.56	0.37	0.06
Net gains (losses) from investments (both realized and unrealized)	1.83		1.22	(0.02)	1.71	2.89	1.37

Total income (loss) from investment operations	1.96		1.34	0.08	2.27	3.26	1.43

Less distributions:
Dividends from net investment income	(0.17)		(0.06)	(0.04)	—	(1.11)	(0.11)
Distributions from net realized gains	—		(1.41)	(0.21)	(1.56)	(0.82)	(0.22)

Total distributions	(0.17)		(1.47)	(0.25)	(1.56)	(1.93)	(0.33)

Net asset value, end of period	$15.99		$14.20	$14.33	$14.50	$13.79	$12.46

Total return A	13.82	%B	10.44%	0.54%	16.59%	29.65%	12.78%

Ratios and supplemental data:
Net assets, end of period	$16,640,312		$10,988,456	$9,795,860	$8,168,361	$1,693,046	$1,173,851
Ratios to average net assets:
Expenses, before reimbursements	1.44	% C	1.58%	1.62%	1.65%	2.79%	3.39%
Expenses, net of reimbursements	1.00	% C	0.99%	1.10%	1.09%	1.09%	1.09%
Net investment income (loss), before reimbursements	1.41	% C	0.28%	0.12%	0.19%	(0.23)%	(0.81)%
Net investment income, net of reimbursements	1.86	% C	0.87%	0.64%	0.75%	1.47%	1.49%
Portfolio turnover rate	36	%B	50%	97%	76%	89%	103%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

42

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months
	Ended
	February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$14.05		$14.22	$14.39	$13.73	$12.44	$11.31

Income from investment operations:
Net investment income	0.14		0.28	0.01	0.10	0.53	0.17
Net gains (losses) from investments (both realized and unrealized)	1.78		1.00	0.04	2.12	2.68	1.22

Total income (loss) from investment operations	1.92		1.28	0.05	2.22	3.21	1.39

Less distributions:
Dividends from net investment income	(0.17)		(0.04)	(0.01)	—	(1.10)	(0.04)
Distributions from net realized gains	—		(1.41)	(0.21)	(1.56)	(0.82)	(0.22)

Total distributions	(0.17)		(1.45)	(0.22)	(1.56)	(1.92)	(0.26)

Net asset value, end of period	$15.80		$14.05	$14.22	$14.39	$13.73	$12.44

Total return A	13.69	%B	10.07%	0.29%	16.27%	29.30%	12.45%

Ratios and supplemental data:
Net assets, end of period	$9,946,171		$7,620,538	$2,573,002	$3,003,670	$3,301,901	$1,670,426
Ratios to average net assets:
Expenses, before reimbursements	1.61	% C	1.74%	1.82%	1.86%	3.07%	3.60%
Expenses, net of reimbursements	1.28	% C	1.27%	1.37%	1.37%	1.37%	1.37%
Net investment income (loss), before reimbursements	1.31	% C	0.09%	(0.12)%	0.15%	(0.60)%	(1.14)%
Net investment income, net of reimbursements	1.64	% C	0.56%	0.33%	0.64%	1.11%	1.08%
Portfolio turnover rate	36	%B	50%	97%	76%	89%	103%

	A Class
	Six Months
	Ended
	February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$14.06		$14.22	$14.40	$13.75	$12.46	$11.32

Income from investment operations:
Net investment income	0.17		0.10	0.05	0.48	0.18	0.13
Net gains (losses) from investments (both realized and unrealized)	1.75		1.18	0.00	1.73	3.02	1.24

Total income (loss) from investment operations	1.92		1.28	0.05	2.21	3.20	1.37

Less distributions:
Dividends from net investment income	(0.17)		(0.03)	(0.02)	—	(1.09)	(0.01)
Distributions from net realized gains	—		(1.41)	(0.21)	(1.56)	(0.82)	(0.22)

Total distributions	(0.17)		(1.44)	(0.23)	(1.56)	(1.91)	(0.23)

Net asset value, end of period	$15.81		$14.06	$14.22	$14.40	$13.75	$12.46

Total return A	13.68	%B	10.04%	0.29%	16.17%	29.07%	12.28%

Ratios and supplemental data:
Net assets, end of period	$6,810,464		$5,212,114	$4,797,155	$4,894,024	$2,080,892	$2,231,680
Ratios to average net assets:
Expenses, before reimbursements	1.76	% C	1.90%	1.94%	2.05%	3.22%	3.71%
Expenses, net of reimbursements	1.30	% C	1.29%	1.40%	1.47%	1.49%	1.49%
Net investment income (loss), before reimbursements	1.26	% C	(0.04)%	(0.21)%	(0.14)%	(0.62)%	(1.26)%
Net investment income, net of reimbursements	1.72	% C	0.57%	0.33%	0.45%	1.11%	0.97%
Portfolio turnover rate	36	%B	50%	97%	76%	89%	103%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

43

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months
	Ended
	February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$13.53		$13.81	$14.08	$13.57	$12.28	$11.24

Income from investment operations:
Net investment income (loss)	0.10		0.10	(0.07)	0.33	0.24	0.03
Net gains from investments (both realized and unrealized)	1.70		1.03	0.01	1.74	2.84	1.23

Total income (loss) from investment operations	1.80		1.13	(0.06)	2.07	3.08	1.26

Less distributions:
Dividends from net investment income	(0.10)		—	—	—	(0.97)	—
Distributions from net realized gains	—		(1.41)	(0.21)	(1.56)	(0.82)	(0.22)

Total distributions	(0.10)		(1.41)	(0.21)	(1.56)	(1.79)	(0.22)

Net asset value, end of period	$15.23		$13.53	$13.81	$14.08	$13.57	$12.28

Total return A	13.30	%B	9.17%	(0.48)%	15.29%	28.20%	11.35%

Ratios and supplemental data:
Net assets, end of period	$2,275,178		$1,838,434	$1,398,217	$1,468,876	$695,075	$506,602
Ratios to average net assets:
Expenses, before reimbursements	2.50	% C	2.65%	2.69%	2.81%	3.95%	4.48%
Expenses, net of reimbursements	2.05	% C	2.04%	2.15%	2.22%	2.24%	2.24%
Net investment income (loss), before reimbursements	0.46	% C	(0.78)%	(0.96)%	(0.89)%	(1.38)%	(2.02)%
Net investment income (loss), net of reimbursements	0.92	% C	(0.18)%	(0.41)%	(0.30)%	0.33%	0.23%
Portfolio turnover rate	36	%B	50%	97%	76%	89%	103%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

44

Delivery of Documents

eDelivery is NOW AVAILABLE – Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Institutional, Y, Investor, A, and C Classes	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the each Fund’s portfolio holdings is also available at www.americanbeaconfunds. com approximately twenty days after the end of each month for the London Company Income Equity Fund and sixty days after the end of each quarter for the Zebra Small Cap Equity Fund.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www. sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN	TRANSFER AGENT	INDEPENDENT REGISTERED	DISTRIBUTOR
State Street Bank and Trust	Boston Financial Data Services	PUBLIC ACCOUNTING FIRM Ernst & Young LLP	Foreside Fund Services, LLC
Boston, Massachusetts	Kansas City, Missouri	Dallas, Texas	Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon The London Company Income Equity Fund, and American Beacon Zebra Small Cap Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 2/17

ITEM 2. CODE OF ETHICS.

The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The trust amended its code November 12, 2003 to disclose the removal of terminated Investment Companies. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE.ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Ms. Brenda A. Cline, a member of the Trust’s Audit and Compliance Committee, is an “audit committee financial expert” as defined in Form N-CSR. Ms. Brenda Cline is “independent” as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT

COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: May 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: May 9, 2017

By /s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds

Date: May 9, 2017